UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07443

Name of Registrant:	Vanguard Whitehall Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—April 30, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2024
Vanguard Selected Value Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	16
Liquidity Risk Management	18

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
Selected Value Fund	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,203.80	$2.36
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.73	2.16
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.43%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Selected Value Fund
Fund Allocation
As of April 30, 2024
Communication Services	2.6%
Consumer Discretionary	13.9
Consumer Staples	3.8
Energy	2.9
Financials	26.6
Health Care	9.8
Industrials	16.7
Information Technology	9.0
Materials	7.9
Real Estate	4.6
Utilities	2.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Selected Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.4%)
Communication Services (2.5%)
	Omnicom Group Inc.	784,400	72,824
*	Charter Communications Inc. Class A	194,493	49,778
[1]	Warner Music Group Corp. Class A	1,341,700	44,276
			166,878
Consumer Discretionary (13.3%)
	Gildan Activewear Inc.	3,179,486	110,201
*	Taylor Morrison Home Corp.	1,298,843	72,748
	Lear Corp.	545,377	68,647
*	M/I Homes Inc.	587,900	68,326
	American Eagle Outfitters Inc.	2,686,760	65,181
*	Helen of Troy Ltd.	642,850	59,599
	Magna International Inc.	1,210,425	57,858
	Gentex Corp.	1,395,624	47,870
	PVH Corp.	432,574	47,064
	LKQ Corp.	1,030,590	44,449
	Gap Inc.	2,097,786	43,046
*	Mohawk Industries Inc.	368,505	42,496
*	CarMax Inc.	617,870	41,997
	Advance Auto Parts Inc.	513,964	37,509
	Hasbro Inc.	597,766	36,643
	Newell Brands Inc.	4,134,510	32,828
*	Hanesbrands Inc.	3,842,600	17,522
			893,984
Consumer Staples (3.6%)
	Tyson Foods Inc. Class A	870,421	52,791
	Dollar General Corp.	340,568	47,404
	Kraft Heinz Co.	1,188,590	45,891
	Flowers Foods Inc.	1,571,300	39,188
	Ingredion Inc.	268,200	30,733
	Spectrum Brands Holdings Inc.	352,911	28,893
			244,900
Energy (2.7%)
	Civitas Resources Inc.	796,311	57,302
	NOV Inc.	2,754,742	50,935
	Williams Cos. Inc.	994,024	38,131
	Golar LNG Ltd.	1,499,500	36,768
			183,136
		Shares	Market Value• ($000)
Financials (25.4%)
	Fidelity National Financial Inc.	2,304,788	114,087
	Unum Group	1,874,748	95,050
[1]	Corebridge Financial Inc.	2,764,676	73,430
	CNO Financial Group Inc.	2,567,315	67,597
	RenaissanceRe Holdings Ltd.	303,600	66,564
	Equitable Holdings Inc.	1,798,807	66,394
	State Street Corp.	913,370	66,210
	Jefferies Financial Group Inc.	1,485,478	63,965
	Glacier Bancorp Inc.	1,749,351	63,292
	Voya Financial Inc.	921,202	62,789
	Discover Financial Services	471,159	59,710
	Brookfield Asset Management Ltd. Class A	1,495,230	57,103
*	Markel Group Inc.	38,120	55,594
	Jackson Financial Inc. Class A	806,000	55,066
	Essent Group Ltd.	1,021,960	54,133
*	Genworth Financial Inc. Class A	8,327,700	49,383
	CNA Financial Corp.	1,105,789	48,588
	Global Payments Inc.	384,980	47,264
	Globe Life Inc.	593,678	45,220
	M&T Bank Corp.	289,900	41,859
	Ally Financial Inc.	1,080,000	41,418
	Radian Group Inc.	1,316,000	39,309
	Axis Capital Holdings Ltd.	627,621	38,492
	Capital One Financial Corp.	260,835	37,412
	Regions Financial Corp.	1,899,145	36,597
	Fifth Third Bancorp	945,751	34,482
	Loews Corp.	457,800	34,404
	PNC Financial Services Group Inc.	202,100	30,974
	MetLife Inc.	385,173	27,378
	Navient Corp.	1,814,281	27,250
	Webster Financial Corp.	597,114	26,171
	KeyCorp.	1,492,763	21,630
	MGIC Investment Corp.	1,062,299	21,543
	Comerica Inc.	370,173	18,572
*	SiriusPoint Ltd.	1,224,166	14,421
			1,703,351
4

Selected Value Fund
		Shares	Market Value• ($000)
Health Care (9.3%)
	Baxter International Inc.	3,002,010	121,191
[1]	Fresenius Medical Care AG & Co. KGaA ADR	3,285,843	69,134
	Laboratory Corp. of America Holdings	328,360	66,122
	Universal Health Services Inc. Class B	378,123	64,444
*	Henry Schein Inc.	879,996	60,966
	Teleflex Inc.	286,320	59,769
	Dentsply Sirona Inc.	1,811,240	54,355
	Humana Inc.	157,922	47,707
	Perrigo Co. plc	1,289,941	42,129
*	Integra LifeSciences Holdings Corp.	1,379,312	40,235
			626,052
Industrials (16.0%)
*	AerCap Holdings NV	2,728,211	230,507
	Woodward Inc.	428,335	69,544
	RB Global Inc. (XTSE)	847,539	60,667
*	JELD-WEN Holding Inc.	2,664,409	54,620
[1]	Ashtead Group plc ADR	180,500	53,554
	CH Robinson Worldwide Inc.	748,657	53,155
	Armstrong World Industries Inc.	455,240	52,298
	Robert Half Inc.	724,107	50,065
	Esab Corp.	466,710	49,415
	SS&C Technologies Holdings Inc.	790,883	48,948
	Stanley Black & Decker Inc.	495,450	45,284
	MSC Industrial Direct Co. Inc. Class A	457,552	41,747
	AMETEK Inc.	193,540	33,804
*	Gates Industrial Corp. plc	1,892,000	33,337
	Concentrix Corp.	585,438	32,006
*	API Group Corp.	801,550	30,916
*	JetBlue Airways Corp.	4,790,529	27,210
	Fortune Brands Innovations Inc.	335,714	24,541
	MDU Resources Group Inc.	781,863	19,312
*	MasTec Inc.	201,768	17,895
	Genpact Ltd.	505,149	15,528
	Leidos Holdings Inc.	101,990	14,301
*	Masterbrand Inc.	572,191	9,538
*	Air France KLM ADR	4,102,756	4,431
			1,072,623
Information Technology (8.6%)
	TE Connectivity Ltd.	805,899	114,019
*	Arrow Electronics Inc.	714,486	91,218
	Open Text Corp.	2,203,364	77,801
	Avnet Inc.	1,564,918	76,478
	Cognizant Technology Solutions Corp. Class A	1,002,275	65,829
	Micron Technology Inc.	471,049	53,210
	Skyworks Solutions Inc.	343,476	36,611
	Amdocs Ltd.	410,000	34,436
	MKS Instruments Inc.	255,490	30,398
			580,000
		Shares	Market Value• ($000)
Materials (7.6%)
	United States Steel Corp.	2,418,600	88,279
	Dow Inc.	1,324,763	75,379
	Olin Corp.	1,346,024	70,370
*	Eldorado Gold Corp.	4,467,564	63,707
*	Axalta Coating Systems Ltd.	1,603,806	50,424
*	IAMGOLD Corp.	13,779,630	49,055
	Centerra Gold Inc.	5,037,976	30,581
	Mosaic Co.	927,470	29,113
	Ternium SA ADR	527,700	22,216
*	Equinox Gold Corp.	2,671,383	14,457
	Kinross Gold Corp.	2,141,629	13,814
*	Equinox Gold Corp. (XTSE)	204,000	1,104
			508,499
Real Estate (4.3%)
*	CBRE Group Inc. Class A	932,584	81,032
	Crown Castle Inc.	659,960	61,891
	DiamondRock Hospitality Co.	5,985,182	53,268
*	Howard Hughes Holdings Inc.	754,441	49,160
	Park Hotels & Resorts Inc.	2,867,715	46,256
			291,607
Utilities (2.1%)
	Edison International	905,934	64,375
	Atmos Energy Corp.	537,853	63,413
	Entergy Corp.	110,564	11,794
			139,582
Total Common Stocks (Cost $5,390,327)			6,410,612
Temporary Cash Investments (4.9%)
Money Market Fund (4.9%)
[2,3]	Vanguard Market Liquidity Fund, 5.394% (Cost $330,463)	3,305,428	330,510
Total Investments (100.3%) (Cost $5,720,790)			6,741,122
Other Assets and Liabilities—Net (-0.3%)			(23,084)
Net Assets (100%)			6,718,038
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,171,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $25,428,000 was received for securities on loan.
ADR—American Depositary Receipt.

5

Selected Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	604	153,023	(2,779)

See accompanying Notes, which are an integral part of the Financial Statements.
6

Selected Value Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,390,327)	6,410,612
Affiliated Issuers (Cost $330,463)	330,510
Total Investments in Securities	6,741,122
Investment in Vanguard	216
Cash Collateral Pledged—Futures Contracts	7,184
Foreign Currency, at Value (Cost $26)	23
Receivables for Investment Securities Sold	9,291
Receivables for Accrued Income	4,237
Receivables for Capital Shares Issued	2,117
Total Assets	6,764,190
Liabilities
Due to Custodian	132
Payables for Investment Securities Purchased	8,535
Collateral for Securities on Loan	25,428
Payables to Investment Advisor	4,520
Payables for Capital Shares Redeemed	4,662
Payables to Vanguard	443
Variation Margin Payable—Futures Contracts	2,432
Total Liabilities	46,152
Net Assets	6,718,038
1 Includes $24,171,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	5,299,921
Total Distributable Earnings (Loss)	1,418,117
Net Assets	6,718,038

Net Assets
Applicable to 230,995,370 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,718,038
Net Asset Value Per Share	$29.08

See accompanying Notes, which are an integral part of the Financial Statements.
7

Selected Value Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	63,534
Interest[2]	9,999
Securities Lending—Net	143
Total Income	73,676
Expenses
Investment Advisory Fees—Note B
Basic Fee	7,279
Performance Adjustment	1,829
The Vanguard Group—Note C
Management and Administrative	5,129
Marketing and Distribution	120
Custodian Fees	14
Shareholders’ Reports	74
Trustees’ Fees and Expenses	2
Other Expenses	7
Total Expenses	14,454
Expenses Paid Indirectly	(43)
Net Expenses	14,411
Net Investment Income	59,265
Realized Net Gain (Loss)
Investment Securities Sold[2]	351,911
Futures Contracts	20,022
Foreign Currencies	1
Realized Net Gain (Loss)	371,934
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	742,059
Futures Contracts	4,762
Change in Unrealized Appreciation (Depreciation)	746,821
Net Increase (Decrease) in Net Assets Resulting from Operations	1,178,020
1	Dividends are net of foreign withholding taxes of $866,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,819,000, $8,000, $2,000, and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Selected Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	59,265	110,535
Realized Net Gain (Loss)	371,934	445,201
Change in Unrealized Appreciation (Depreciation)	746,821	(116,225)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,178,020	439,511
Distributions
Total Distributions	(528,557)	(683,854)
Capital Share Transactions
Issued	391,199	567,689
Issued in Lieu of Cash Distributions	486,741	618,158
Redeemed	(586,911)	(950,898)
Net Increase (Decrease) from Capital Share Transactions	291,029	234,949
Total Increase (Decrease)	940,492	(9,394)
Net Assets
Beginning of Period	5,777,546	5,786,940
End of Period	6,718,038	5,777,546

See accompanying Notes, which are an integral part of the Financial Statements.
9

Selected Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$26.17	$27.62	$32.26	$22.78	$27.59	$27.38
Investment Operations
Net Investment Income[1]	.256	.493	.417	.389	.368	.493
Net Realized and Unrealized Gain (Loss) on Investments	5.051	1.358	(2.674)	11.737	(3.163)	2.392
Total from Investment Operations	5.307	1.851	(2.257)	12.126	(2.795)	2.885
Distributions
Dividends from Net Investment Income	(.494)	(.440)	(.393)	(.360)	(.450)	(.506)
Distributions from Realized Capital Gains	(1.903)	(2.861)	(1.990)	(2.286)	(1.565)	(2.169)
Total Distributions	(2.397)	(3.301)	(2.383)	(2.646)	(2.015)	(2.675)
Net Asset Value, End of Period	$29.08	$26.17	$27.62	$32.26	$22.78	$27.59
Total Return[2]	20.38%	7.60%	-7.29%	56.30%	-11.25%	12.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,718	$5,778	$5,787	$6,800	$5,009	$7,892
Ratio of Total Expenses to Average Net Assets[3]	0.43%[4]	0.43%[4]	0.38%[4]	0.32%	0.31%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.73%	1.82%	1.43%	1.30%	1.58%	1.89%
Portfolio Turnover Rate	17%	27%	26%	30%	85%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.05%, 0.00%, (0.05%), (0.06%), and (0.06%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.43%, 0.43%, and 0.38%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Selected Value Fund
Notes to Financial Statements
Vanguard Selected Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of
11

Selected Value Fund
the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of
12

Selected Value Fund
Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Cooke & Bieler, LP, Pzena Investment Management, LLC, and Donald Smith & Co., Inc., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Cooke & Bieler, LP, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index since January 31, 2020. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index for the preceding three years. The basic fee of Donald Smith & Co., Inc., is subject to quarterly adjustments based on performance relative to the MSCI Investable Market 2500 Index for the preceding five years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net increase of $1,829,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $216,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital
13

Selected Value Fund
received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2024, these arrangements reduced the fund’s expenses by $43,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,744,293
Gross Unrealized Appreciation	1,456,241
Gross Unrealized Depreciation	(462,191)
Net Unrealized Appreciation (Depreciation)	994,050
G.	During the six months ended April 30, 2024, the fund purchased $1,056,734,000 of investment securities and sold $1,226,626,000 of investment securities, other than temporary cash investments.
14

Selected Value Fund
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	13,512	21,052
Issued in Lieu of Cash Distributions	16,924	25,397
Redeemed	(20,179)	(35,259)
Net Increase (Decrease) in Shares Outstanding	10,257	11,190
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
15

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Selected Value Fund has renewed the fund’s investment advisory arrangements with Pzena Investment Management, LLC (Pzena), Cooke & Bieler, L.P. (C&B), and Donald Smith & Co., Inc. (Donald Smith & Co.). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services provided by Pzena, C&B, and Donald Smith & Co. over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Pzena. Founded in 1995, Pzena is a global investment management firm that employs a deep-value investment approach. Pzena uses in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that the company’s problems are temporary, management has a viable strategy to generate recovery, and there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has managed a portion of the fund since 2014.
C&B. Founded in 1949, C&B is an independently owned investment boutique with assets across six domestic value strategies. The portfolio management team comprises eight analysts/portfolio managers that cover the entire market-cap spectrum and specialize in particular sectors. The team has employed the same research-driven, bottom-up, quality value approach for more than six decades, seeking to invest in high-quality companies trading at attractive valuations. While the team is highly collaborative, the analysts/portfolio managers retain individual decision-making authority across each of the portfolios and coverage for their respective sectors, resulting in a
16

structure that contains elements of a multi-counselor approach. C&B has managed a portion of the fund since 2019.
Donald Smith & Co. Founded in 1983, Donald Smith & Co. is a deep-value-oriented firm that manages large-, mid-, and small-capitalization value portfolios. Donald Smith & Co. employs a strictly bottom-up approach, focusing on companies in the bottom decile of price-to-tangible-book value in the benchmark. The advisor uses fundamental analysis to invest in those companies that it considers to be inexpensive relative to their estimate of normalized earnings power and to have solid balance sheets and asset quality. Donald Smith & Co. has managed a portion of the fund since 2005.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance, as applicable, of Pzena’s, C&B’s, and Donald Smith & Co.’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Pzena’s, C&B’s, and Donald Smith & Co.’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Pzena, C&B, or Donald Smith & Co. in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Pzena, C&B, and Donald Smith & Co. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
17

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Selected Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
18

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q9342 062024

Semiannual Report   |   April 30, 2024
Vanguard Mid-Cap Growth Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	15
Liquidity Risk Management	17

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
Mid-Cap Growth Fund	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,246.90	$1.84
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.22	1.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.33%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Mid-Cap Growth Fund
Fund Allocation
As of April 30, 2024
Communication Services	5.2%
Consumer Discretionary	13.0
Consumer Staples	2.6
Energy	3.6
Financials	8.9
Health Care	21.4
Industrials	16.1
Information Technology	23.7
Materials	2.2
Real Estate	3.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Mid-Cap Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.6%)
Communication Services (5.0%)
*	Pinterest Inc. Class A	1,379,001	46,128
*	Spotify Technology SA	146,575	41,105
*	Take-Two Interactive Software Inc.	192,390	27,475
*	Trade Desk Inc. Class A	313,116	25,942
*	Match Group Inc.	274,315	8,454
			149,104
Consumer Discretionary (12.5%)
	Ross Stores Inc.	515,117	66,733
*	DoorDash Inc. Class A	263,805	34,100
*	AutoZone Inc.	10,320	30,510
	Domino's Pizza Inc.	50,628	26,796
*	Chipotle Mexican Grill Inc.	8,430	26,636
*	DraftKings Inc. Class A	634,939	26,388
*	Mattel Inc.	1,319,599	24,175
*,1	Mobileye Global Inc. Class A	817,862	22,532
*	Burlington Stores Inc.	123,223	22,173
*,1	On Holding AG Class A	676,325	21,473
*	Bright Horizons Family Solutions Inc.	190,109	19,716
	Boyd Gaming Corp.	239,776	12,830
	BorgWarner Inc. (XNYS)	355,701	11,656
*	Caesars Entertainment Inc.	272,610	9,765
	Lithia Motors Inc.	36,883	9,382
*	Planet Fitness Inc. Class A	100,547	6,017
	Tractor Supply Co.	10,915	2,981
			373,863
Consumer Staples (2.5%)
*	Freshpet Inc.	220,532	23,392
*	e.l.f. Beauty Inc.	122,241	19,868
	Dollar General Corp.	129,762	18,061
*	Celsius Holdings Inc.	188,141	13,409
			74,730
Energy (3.5%)
	Cheniere Energy Inc.	243,156	38,375
	SM Energy Co.	510,795	24,768
	Permian resources Corp.	1,448,524	24,263
	Coterra Energy Inc.	613,788	16,793
			104,199
Financials (8.5%)
	Apollo Global Management Inc.	475,463	51,531
	Ares Management Corp. Class A	315,679	42,014
		Shares	Market Value• ($000)
	Tradeweb Markets Inc. Class A	359,981	36,614
	KKR & Co. Inc.	380,875	35,448
	Global Payments Inc.	166,858	20,485
	Carlyle Group Inc.	380,021	17,025
	MSCI Inc.	36,082	16,806
	Aon plc Class A (XNYS)	52,730	14,870
*	Block Inc. (XNYS)	181,258	13,232
	Nasdaq Inc.	121,599	7,278
			255,303
Health Care (20.4%)
*	Inspire Medical Systems Inc.	339,507	82,045
*	Veeva Systems Inc. Class A	323,836	64,301
*	Align Technology Inc.	153,563	43,363
*	DexCom Inc.	307,403	39,160
*	Repligen Corp.	217,574	35,726
*	Molina Healthcare Inc.	98,866	33,822
*	Exact Sciences Corp.	530,277	31,472
*	Natera Inc.	336,962	31,297
*	IDEXX Laboratories Inc.	63,067	31,077
	Agilent Technologies Inc.	208,942	28,633
*	ICON plc	91,555	27,272
*	Alnylam Pharmaceuticals Inc.	176,864	25,460
*	Hologic Inc.	282,352	21,394
	STERIS plc	101,714	20,807
	Alcon Inc.	263,133	20,414
*	Mettler-Toledo International Inc.	15,242	18,743
	Humana Inc.	52,556	15,877
	ResMed Inc.	53,745	11,501
*	Avantor Inc.	378,180	9,163
*	BioMarin Pharmaceutical Inc.	107,818	8,707
	Teleflex Inc.	34,014	7,101
	GE Healthcare Inc.	79,766	6,081
			613,416
Industrials (15.3%)
*	Builders FirstSource Inc.	337,559	61,713
	BWX Technologies Inc.	580,540	55,598
*	XPO Inc.	412,464	44,323
	FTAI Aviation Ltd.	511,765	35,931
*	Clean Harbors Inc.	180,698	34,233
*	Axon Enterprise Inc.	106,787	33,495
*	Beacon Roofing Supply Inc.	284,037	27,986
	L3Harris Technologies Inc.	128,837	27,578
	KBR Inc.	390,270	25,344
	Quanta Services Inc.	94,765	24,502
4

Mid-Cap Growth Fund
		Shares	Market Value• ($000)
	Cintas Corp.	21,949	14,450
	TransUnion	191,039	13,946
	Equifax Inc.	63,020	13,876
	Waste Connections Inc. (XTSE)	59,853	9,702
	JB Hunt Transport Services Inc.	58,420	9,497
*	Array Technologies Inc.	730,041	9,009
	Knight-Swift Transportation Holdings Inc.	160,217	7,407
	Stanley Black & Decker Inc.	69,184	6,323
*	MasTec Inc.	65,312	5,793
			460,706
Information Technology (22.6%)
*	Gartner Inc.	154,806	63,871
	CDW Corp.	233,564	56,490
*	MongoDB Inc.	146,392	53,460
*	HubSpot Inc.	78,419	47,433
*	PTC Inc.	235,646	41,813
*	Crowdstrike Holdings Inc. Class A	142,652	41,731
	Monolithic Power Systems Inc.	47,431	31,747
*	Aspen Technology Inc.	157,257	30,959
*	Silicon Laboratories Inc.	244,913	29,755
*	Fair Isaac Corp.	25,661	29,082
*	EPAM Systems Inc.	107,671	25,331
*	Guidewire Software Inc.	221,891	24,497
*	Arista Networks Inc.	93,984	24,113
	Cognizant Technology Solutions Corp. Class A	358,744	23,562
	Amphenol Corp. Class A	161,657	19,523
*	Fortinet Inc.	254,799	16,098
*	Datadog Inc. Class A	127,645	16,020
	Marvell Technology Inc.	222,925	14,693
*	Palantir Technologies Inc. Class A	652,946	14,345
	KLA Corp.	20,291	13,986
	Lam Research Corp.	14,542	13,007
	Microchip Technology Inc.	116,375	10,704
*	Palo Alto Networks Inc.	32,551	9,469
*	Bill Holdings Inc.	140,137	8,739
		Shares	Market Value• ($000)
*	Twilio Inc. Class A	117,954	7,063
*	Elastic NV	68,852	7,038
	Cognex Corp.	111,333	4,625
			679,154
Materials (2.1%)
	Eagle Materials Inc.	123,140	30,872
*	ATI Inc.	373,962	22,326
*	Summit Materials Inc. Class A	223,771	8,705
			61,903
Real Estate (3.2%)
*	CoStar Group Inc.	675,318	61,812
	SBA Communications Corp.	130,505	24,289
	First Industrial Realty Trust Inc.	203,780	9,256
			95,357
Total Common Stocks (Cost $2,215,259)			2,867,735
Temporary Cash Investments (4.9%)
Money Market Fund (4.9%)
[2,3]	Vanguard Market Liquidity Fund, 5.394% (Cost $148,133)	1,481,574	148,142
Total Investments (100.5%) (Cost $2,363,392)			3,015,877
Other Assets and Liabilities—Net (-0.5%)			(15,044)
Net Assets (100%)			3,000,833
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,001,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,834,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	225	57,004	(1,385)

See accompanying Notes, which are an integral part of the Financial Statements.
5

Mid-Cap Growth Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,215,259)	2,867,735
Affiliated Issuers (Cost $148,133)	148,142
Total Investments in Securities	3,015,877
Investment in Vanguard	95
Cash Collateral Pledged—Futures Contracts	2,658
Receivables for Investment Securities Sold	1,602
Receivables for Accrued Income	682
Receivables for Capital Shares Issued	515
Total Assets	3,021,429
Liabilities
Due to Custodian	924
Payables for Investment Securities Purchased	531
Collateral for Securities on Loan	15,834
Payables to Investment Advisor	920
Payables for Capital Shares Redeemed	1,230
Payables to Vanguard	248
Variation Margin Payable—Futures Contracts	900
Other Liabilities	9
Total Liabilities	20,596
Net Assets	3,000,833
1 Includes $15,001,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	2,595,725
Total Distributable Earnings (Loss)	405,108
Net Assets	3,000,833

Net Assets
Applicable to 124,685,091 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,000,833
Net Asset Value Per Share	$24.07

See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Growth Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	7,495
Interest[2]	2,965
Securities Lending—Net	4
Total Income	10,464
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,949
Performance Adjustment	(1,001)
The Vanguard Group—Note C
Management and Administrative	2,847
Marketing and Distribution	55
Custodian Fees	10
Shareholders’ Reports	38
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	4,906
Expenses Paid Indirectly	(40)
Net Expenses	4,866
Net Investment Income	5,598
Realized Net Gain (Loss)
Investment Securities Sold[2]	129,186
Futures Contracts	8,040
Realized Net Gain (Loss)	137,226
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	474,410
Futures Contracts	395
Change in Unrealized Appreciation (Depreciation)	474,805
Net Increase (Decrease) in Net Assets Resulting from Operations	617,629
1	Dividends are net of foreign withholding taxes of $19,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,890,000, ($1,000), $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Mid-Cap Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,598	10,932
Realized Net Gain (Loss)	137,226	(95,960)
Change in Unrealized Appreciation (Depreciation)	474,805	150,835
Net Increase (Decrease) in Net Assets Resulting from Operations	617,629	65,807
Distributions
Total Distributions	(11,688)	(7,421)
Capital Share Transactions
Issued	130,965	265,163
Issued in Lieu of Cash Distributions	11,042	7,034
Redeemed	(276,744)	(756,906)
Net Increase (Decrease) from Capital Share Transactions	(134,737)	(484,709)
Total Increase (Decrease)	471,204	(426,323)
Net Assets
Beginning of Period	2,529,629	2,955,952
End of Period	3,000,833	2,529,629

See accompanying Notes, which are an integral part of the Financial Statements.
8

Mid-Cap Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.38	$19.24	$38.72	$29.89	$27.93	$28.08
Investment Operations
Net Investment Income (Loss)[1]	.044	.076	.031	(.013)	.068	.074
Net Realized and Unrealized Gain (Loss) on Investments	4.737	.113	(10.190)	10.957	4.680	3.027
Total from Investment Operations	4.781	.189	(10.159)	10.944	4.748	3.101
Distributions
Dividends from Net Investment Income	(.091)	(.049)	(.005)	(.051)	(.067)	(.099)
Distributions from Realized Capital Gains	—	—	(9.316)	(2.063)	(2.721)	(3.152)
Total Distributions	(.091)	(.049)	(9.321)	(2.114)	(2.788)	(3.251)
Net Asset Value, End of Period	$24.07	$19.38	$19.24	$38.72	$29.89	$27.93
Total Return[2]	24.69%	0.99%	-32.22%	37.68%	18.33%	13.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,001	$2,530	$2,956	$5,290	$4,414	$4,536
Ratio of Total Expenses to Average Net Assets[3]	0.33%[4]	0.37%[4]	0.35%[4]	0.33%	0.34%	0.36%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.37%	0.37%	0.14%	(0.04)%	0.25%	0.27%
Portfolio Turnover Rate	37%	87%	71%	98%	74%	111%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.07%), (0.02%), (0.05%), (0.06%), (0.05%), and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%, 0.37%, and 0.35%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Mid-Cap Growth Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
10

Mid-Cap Growth Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
11

Mid-Cap Growth Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Frontier Capital Management Co., LLC, and Wellington Management Company llp each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Frontier Capital Management Co., LLC, and Wellington Management Company llp are subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.20% of the fund’s average net assets, before a net decrease of $1,001,000 (0.07%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $95,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2024, these arrangements reduced the fund’s expenses by $40,000 (an annual rate of less than 0.01% of average net assets).
12

Mid-Cap Growth Fund
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,382,738
Gross Unrealized Appreciation	707,011
Gross Unrealized Depreciation	(75,257)
Net Unrealized Appreciation (Depreciation)	631,754
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $344,880,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2024, the fund purchased $1,037,851,000 of investment securities and sold $1,198,259,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	5,549	12,850
Issued in Lieu of Cash Distributions	478	376
Redeemed	(11,884)	(36,282)
Net Increase (Decrease) in Shares Outstanding	(5,857)	(23,056)
13

Mid-Cap Growth Fund
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Mid-Cap Growth Fund has renewed the fund’s investment advisory arrangements with Frontier Capital Management Co., LLC (Frontier Capital), and Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Frontier Capital. Frontier Capital, a Boston-based investment management firm founded in 1980, is an affiliate of Affiliated Managers Group, Inc. Frontier Capital employs a fundamental, research-intensive investment approach to select mid-capitalization growth stocks. Frontier Capital seeks companies with above-average mid-cap growth prospects and competitive advantages that will allow them to earn superior rates of return on capital over a business cycle. The approach attempts to balance growth prospects with reasonable valuation and is long-term in nature; investment time frames are typically three to five years. Frontier Capital has managed a portion of the fund since 2018.
Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. Wellington Management uses traditional methods of stock selection—fundamental research and analysis—to identify companies that it believes have above-average growth prospects. Wellington Management believes there is a short-term bias in equity markets that rewards near-term cyclical growth and creates opportunity
15

for long-term growth. The team focuses on sustainable earnings power and develops bottom-up valuations based on return on investment capital forecasts, price-to-sales, and quantitative risk factors. Wellington Management seeks to control risk by emphasizing larger positions in established growth stocks and holding smaller positions in emerging names. Wellington Management has managed a portion of the fund since 2018.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term, long-term, and since-inception performance, as applicable, of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Frontier Capital or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Frontier Capital and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
16

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Mid-Cap Growth Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
17

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q3012 062024

Semiannual Report  |  April 30, 2024
Vanguard International Explorer™ Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
International Explorer Fund	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,169.20	$2.59
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.48	2.41
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.48%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

International Explorer Fund
Fund Allocation
As of April 30, 2024

Japan	29.1%
United Kingdom	16.3
Germany	5.1
Taiwan	5.0
Sweden	4.8
Italy	4.6
Switzerland	4.1
Australia	4.1
France	3.2
Canada	3.2
Belgium	2.9
India	2.1
Netherlands	1.9
Hong Kong	1.4
Israel	1.4
Austria	1.4
Spain	1.3
China	1.2
South Korea	1.1
Other	5.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

International Explorer Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.8%)
Australia (3.9%)
*	James Hardie Industries plc	147,836	5,082
	ASX Ltd.	118,264	4,831
*	Xero Ltd.	60,375	4,687
	Netwealth Group Ltd.	354,634	4,464
	Charter Hall Group	559,416	4,248
*	Metals Acquisition Ltd.	316,884	4,229
*	Bellevue Gold Ltd.	3,219,907	3,638
	Iluka Resources Ltd.	601,891	2,927
	Stockland	884,438	2,506
	Deterra Royalties Ltd.	715,170	2,264
	Whitehaven Coal Ltd.	443,164	2,192
	National Storage REIT	1,488,008	2,052
	Liberty Financial Group Ltd.	722,155	1,837
	Orora Ltd.	1,189,289	1,667
*	Tyro Payments Ltd.	2,568,844	1,576
*	SiteMinder Ltd.	363,035	1,324
	Nufarm Ltd.	336,445	1,112
	Reliance Worldwide Corp. Ltd.	338,533	1,111
	CSR Ltd.	125,059	713
*,1	Vulcan Energy Resources Ltd.	304,073	654
	Brickworks Ltd.	30,983	534
			53,648
Austria (1.4%)
[2]	BAWAG Group AG	129,194	7,714
	DO & CO AG	47,250	7,238
	Addiko Bank AG	132,506	2,610
	Wienerberger AG	33,085	1,182
			18,744
Belgium (2.7%)
	D'ieteren Group	42,974	9,270
	Warehouses De Pauw CVA	306,312	8,100
	Azelis Group NV	273,952	6,582
	Recticel SA	366,779	4,831
	KBC Ancora	94,250	4,542
		Shares	Market Value• ($000)
	Melexis NV	29,301	2,449
	Lotus Bakeries NV	175	1,759
			37,533
Brazil (0.2%)
	TOTVS SA	357,200	1,895
[2]	LWSA SA	1,526,600	1,352
			3,247
Canada (3.0%)
*	Kinaxis Inc.	65,599	6,985
	Nuvei Corp.	195,666	6,289
*	Docebo Inc.	104,204	4,658
	Lundin Mining Corp.	370,968	4,236
	Colliers International Group Inc.	29,612	3,084
	Stelco Holdings Inc.	97,731	2,833
	Parex Resources Inc.	103,344	1,802
*	EcoSynthetix Inc.	484,120	1,741
	Enerplus Corp.	81,602	1,596
*	Lightspeed Commerce Inc. (XTSE)	108,851	1,426
*	Advantage Energy Ltd.	176,483	1,377
*	Lightspeed Commerce Inc.	102,049	1,335
*	Faraday Copper Corp.	2,307,793	1,257
	First Quantum Minerals Ltd.	95,279	1,210
*	NuVista Energy Ltd.	105,520	953
[1]	Peyto Exploration & Development Corp.	39,868	446
*,1	Boat Rocker Media Inc.	531,386	347
			41,575
China (1.1%)
[2]	BOC Aviation Ltd.	348,800	2,774
*	Tongcheng Travel Holdings Ltd.	895,600	2,357
	Beijing Enterprises Holdings Ltd.	658,000	2,107
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	526,200	2,093
	Wharf Holdings Ltd.	409,094	1,316
	Kanzhun Ltd. ADR	62,520	1,237
4

International Explorer Fund
		Shares	Market Value• ($000)
	Minth Group Ltd.	709,885	1,210
*	Zai Lab Ltd. ADR	75,409	1,192
	China Datang Corp. Renewable Power Co. Ltd. Class H	4,553,000	969
			15,255
Denmark (0.8%)
*	ALK-Abello A/S Class B	196,597	3,645
*	Zealand Pharma A/S	35,463	3,183
	Dfds A/S	58,637	1,791
*	Ascendis Pharma A/S ADR	12,099	1,675
*,3	OW Bunker A/S	1,000,000	—
			10,294
Finland (0.5%)
	Kemira OYJ	147,720	3,217
*	Kojamo OYJ	115,652	1,277
*	Nanoform Finland plc	472,760	1,076
	Nokian Renkaat OYJ	79,680	695
			6,265
France (3.1%)
	Nexans SA	94,484	10,062
	Trigano SA	42,439	6,452
*	JCDecaux SE	298,208	6,224
*,1	Air France-KLM	352,618	3,596
	Rubis SCA	73,917	2,558
	Kaufman & Broad SA	73,555	2,371
	Technip Energies NV	96,049	2,262
	Wendel SE	21,067	2,148
	Valeo SE	115,836	1,468
[2]	ALD SA	195,037	1,283
	Gaztransport Et Technigaz SA	7,880	1,098
*	Vallourec SACA	50,099	863
	Vicat SACA	19,003	702
	Imerys SA	13,223	425
*	Cellectis SA ADR	122,028	312
*,1	Cellectis SA	60,983	158
			41,982
Germany (4.9%)
*	Hypoport SE	51,925	13,706
	CTS Eventim AG & Co. KGaA	94,739	8,378
	Gerresheimer AG	59,302	6,387
[2]	Befesa SA	158,026	4,518
	United Internet AG (Registered)	174,028	4,210
	Stabilus SE	62,248	3,862
	Hensoldt AG	94,852	3,737
	Schott Pharma AG & Co. KGaA	84,412	3,552
	Stemmer Imaging AG	83,266	3,062
	Jenoptik AG	106,103	2,845
	AIXTRON SE	104,646	2,432
*	Tonies SE Class A	423,951	2,315
		Shares	Market Value• ($000)
*	Immatics NV	131,594	1,307
[1,2]	Aumann AG	65,518	1,234
	KION Group AG	26,652	1,228
	Bertrandt AG	26,735	1,148
	New Work SE	17,197	1,088
*,2	Auto1 Group SE	171,521	873
*	Cherry SE	167,370	406
*	Jumia Technologies AG ADR	63,864	280
*	Veganz Group AG	15,898	242
			66,810
Greece (0.0%)
*	Piraeus Financial Holdings SA	69,570	279
Hong Kong (1.4%)
	Dah Sing Financial Holdings Ltd.	2,321,331	6,502
	Kerry Properties Ltd.	2,168,000	4,203
	Techtronic Industries Co. Ltd.	219,500	3,033
	Johnson Electric Holdings Ltd.	1,783,063	2,432
[2]	Crystal International Group Ltd.	2,655,000	1,365
	Dah Sing Banking Group Ltd.	1,469,600	1,202
*	Hypebeast Ltd.	9,857,300	283
			19,020
India (2.0%)
	Apollo Hospitals Enterprise Ltd.	129,397	9,203
	Oberoi Realty Ltd.	439,290	7,794
*	CreditAccess Grameen Ltd.	298,857	5,400
[2]	IndiaMart InterMesh Ltd.	56,859	1,796
*	PVR Inox Ltd.	70,968	1,154
*	MakeMyTrip Ltd.	15,098	1,000
	Ashok Leyland Ltd.	426,438	982
*	PB Fintech Ltd.	3,373	51
			27,380
Ireland (0.9%)
	Bank of Ireland Group plc	739,885	7,894
	Smurfit Kappa Group plc	105,765	4,583
			12,477
Israel (1.4%)
*	Wix.com Ltd.	45,403	5,397
*	Nayax Ltd.	181,824	4,831
	Maytronics Ltd.	470,728	4,024
	Melisron Ltd.	43,260	2,968
	Sapiens International Corp. NV	58,036	1,787
			19,007

5

International Explorer Fund
		Shares	Market Value• ($000)
Italy (4.4%)
	Reply SpA	99,345	12,970
	Brunello Cucinelli SpA	112,073	11,438
[2]	Technogym SpA	507,140	4,783
	PRADA SpA	488,100	3,981
[2]	BFF Bank SpA	292,520	3,754
	De' Longhi SpA	107,934	3,539
*	Technoprobe SpA	393,219	3,133
	Italgas SpA	459,946	2,550
	Moncler SpA	32,176	2,191
	DiaSorin SpA	19,223	1,941
*	Banca Monte dei Paschi di Siena SpA	388,674	1,875
	Banca Mediolanum SpA	160,715	1,739
	BPER Banca SpA	276,073	1,434
	Buzzi SpA	37,675	1,357
	Stevanato Group SpA	44,549	1,249
*	Saipem SpA	483,728	1,110
*,1	Eurogroup Laminations SpA	207,764	904
			59,948
Japan (27.9%)
	SBI Holdings Inc.	480,900	11,709
	Sumitomo Forestry Co. Ltd.	329,500	10,152
	Trusco Nakayama Corp.	609,400	10,081
	Daifuku Co. Ltd.	468,100	9,588
	Nippon Densetsu Kogyo Co. Ltd.	656,000	9,004
	Harmonic Drive Systems Inc.	353,400	8,826
	Aica Kogyo Co. Ltd.	375,900	8,713
	Nifco Inc.	347,701	8,405
	NEC Networks & System Integration Corp.	495,400	8,230
	Japan Material Co. Ltd.	580,300	8,187
	Kissei Pharmaceutical Co. Ltd.	327,300	7,500
	DMG Mori Co. Ltd.	279,300	7,466
	Kyushu Electric Power Co. Inc.	781,100	7,246
	Miura Co. Ltd.	454,000	7,143
	Rorze Corp.	39,800	6,900
	OBIC Business Consultants Co. Ltd.	165,000	6,742
	GMO internet group Inc.	410,200	6,735
	KOMEDA Holdings Co. Ltd.	394,800	6,480
	TechnoPro Holdings Inc.	380,286	6,478
	Hakuhodo DY Holdings Inc.	685,600	6,377
	Glory Ltd.	334,800	6,033
	Fukushima Galilei Co. Ltd.	146,400	5,854
	FP Corp.	336,000	5,406
	Ulvac Inc.	87,600	5,238
		Shares	Market Value• ($000)
	Ai Holdings Corp.	340,200	5,232
	Kyoto Financial Group Inc.	282,900	5,035
	Kureha Corp.	282,000	5,027
	Marui Group Co. Ltd.	321,375	4,909
	Shimamura Co. Ltd.	90,696	4,471
	Sega Sammy Holdings Inc.	336,792	4,408
	Tokyu Fudosan Holdings Corp.	599,200	4,390
	Tsugami Corp.	475,900	4,109
	Hikari Tsushin Inc.	25,172	4,091
	Obara Group Inc.	154,400	4,033
	Digital Garage Inc.	226,700	3,998
*	Megachips Corp.	170,600	3,955
*	Rakuten Bank Ltd.	194,700	3,946
	Shiga Bank Ltd.	132,800	3,434
	KH Neochem Co. Ltd.	221,600	3,403
	ABC-Mart Inc.	170,153	3,389
	Daito Trust Construction Co. Ltd.	31,415	3,368
	Musashi Seimitsu Industry Co. Ltd.	296,899	3,146
	Invincible Investment Corp.	6,859	3,073
	Nittoku Co. Ltd.	242,200	2,990
	ASKUL Corp.	197,625	2,985
*	Raksul Inc.	521,600	2,954
	Infomart Corp.	1,259,000	2,939
*	Sansan Inc.	313,439	2,879
	LaSalle Logiport REIT	2,794	2,802
	Katitas Co. Ltd.	225,100	2,712
	Tokyo Ohka Kogyo Co. Ltd.	100,700	2,670
	Comforia Residential REIT Inc.	1,196	2,589
	Nikon Corp.	247,485	2,559
	en Japan Inc.	153,500	2,552
	Asics Corp.	57,500	2,465
*,1	Bengo4.com Inc.	130,900	2,390
	GMO Financial Gate Inc.	51,810	2,305
	Optex Group Co. Ltd.	194,000	2,277
	Ebara Corp.	27,000	2,226
	eGuarantee Inc.	202,900	2,218
*	JSR Corp.	74,161	2,034
	Japan Airport Terminal Co. Ltd.	57,000	2,014
*,1	WealthNavi Inc.	217,400	1,971
	Persol Holdings Co. Ltd.	1,402,900	1,941
	Iriso Electronics Co. Ltd.	99,000	1,936
*	Appier Group Inc.	233,700	1,926
	PALTAC Corp.	62,906	1,904
	Sojitz Corp.	72,080	1,856
*	GA Technologies Co. Ltd.	210,100	1,765
*	SRE Holdings Corp.	70,100	1,706

6

International Explorer Fund
		Shares	Market Value• ($000)
	Casio Computer Co. Ltd.	204,400	1,703
	Kawasaki Heavy Industries Ltd.	53,400	1,653
	Yamaha Corp.	75,823	1,598
	Shinko Electric Industries Co. Ltd.	44,500	1,562
	Kamakura Shinsho Ltd.	437,000	1,475
*	JMDC Inc.	72,800	1,473
	Kokuyo Co. Ltd.	84,500	1,444
*	Jade Group Inc.	145,100	1,408
	Sumitomo Heavy Industries Ltd.	47,600	1,326
	Air Water Inc.	85,100	1,278
	Amada Co. Ltd.	115,300	1,259
[1]	Kokusai Electric Corp.	47,400	1,252
	IHI Corp.	49,500	1,185
	THK Co. Ltd.	52,600	1,148
	Shima Seiki Manufacturing Ltd.	128,300	1,143
	Canon Marketing Japan Inc.	41,200	1,132
	COMSYS Holdings Corp.	47,700	1,117
	Taiyo Yuden Co. Ltd.	45,000	1,054
	Resonac Holdings Corp.	46,700	1,013
*	Istyle Inc.	302,200	1,010
	NOF Corp.	73,800	990
	EXEO Group Inc.	90,400	985
	Fukuyama Transporting Co. Ltd.	40,500	979
	Lixil Corp.	89,200	958
*	Freee KK	53,700	940
	Kyudenko Corp.	22,600	938
	Kurita Water Industries Ltd.	23,500	931
	Sumitomo Bakelite Co. Ltd.	31,800	906
	NGK Insulators Ltd.	66,300	903
	Anicom Holdings Inc.	233,900	881
	Simplex Holdings Inc.	53,950	872
	Mitsubishi Gas Chemical Co. Inc.	49,000	867
	Sanwa Holdings Corp.	51,900	848
	Koito Manufacturing Co. Ltd.	62,150	836
	Inter Action Corp.	85,000	832
	Kadokawa Corp.	43,932	803
*	Visional Inc.	17,563	801
	Kansai Paint Co. Ltd.	60,600	789
	Inaba Denki Sangyo Co. Ltd.	32,900	768
[1]	CellSource Co. Ltd.	76,300	752
	Sumitomo Chemical Co. Ltd.	347,500	742
	JGC Holdings Corp.	73,800	711
		Shares	Market Value• ($000)
	Shin-Etsu Polymer Co. Ltd.	72,300	706
	Kinden Corp.	33,600	641
	ADEKA Corp.	30,800	640
	GMO Payment Gateway Inc.	13,480	617
	Daicel Corp.	65,100	605
[1]	Kitanotatsujin Corp.	528,100	602
	Taiheiyo Cement Corp.	26,100	597
	UBE Corp.	32,600	596
	MIRAIT ONE Corp.	47,900	585
	Yamazen Corp.	65,300	574
	SHO-BOND Holdings Co. Ltd.	14,400	556
	Lintec Corp.	27,600	550
	Square Enix Holdings Co. Ltd.	14,414	521
	NSK Ltd.	94,600	520
	Sundrug Co. Ltd.	17,500	508
	Teijin Ltd.	49,200	480
	Nippon Shokubai Co. Ltd.	49,200	468
	Penta-Ocean Construction Co. Ltd.	90,300	453
	INFRONEER Holdings Inc.	50,600	448
	Japan Steel Works Ltd.	18,100	439
	Niterra Co. Ltd.	11,438	375
*,1	Demae-Can Co. Ltd.	173,600	299
	Denka Co. Ltd.	18,900	280
	Roland Corp.	1,200	33
			382,833
Malaysia (0.1%)
	ViTrox Corp. Bhd.	592,400	925
Mexico (0.2%)
	Corp. Inmobiliaria Vesta SAB de CV	587,204	2,078
*,2	Grupo Traxion SAB de CV Class A	553,000	930
			3,008
Netherlands (1.9%)
	Koninklijke Vopak NV	118,572	4,709
*,1,2	Alfen NV	80,042	3,450
	ASM International NV	4,911	3,089
[1]	Fugro NV	114,293	2,772
*	Merus NV	52,235	2,346
	BE Semiconductor Industries NV	16,459	2,184
	Allfunds Group plc	314,041	1,973
	Arcadis NV	30,839	1,905
*	TKH Group NV	40,918	1,762
*,1	Newamsterdam Pharma Co. NV	40,308	879
	Corbion NV	26,046	566
			25,635

7

International Explorer Fund
		Shares	Market Value• ($000)
New Zealand (0.2%)
*,1	Volpara Health Technologies Ltd.	2,774,110	2,053
	Fletcher Building Ltd.	308,917	691
			2,744
Norway (0.6%)
	Borregaard ASA	325,327	5,572
	Aker ASA Class A	25,662	1,425
*	Subsea 7 SA	51,881	835
*	Seadrill Ltd.	15,796	767
			8,599
Other (0.8%)
	iShares MSCI EAFE Small-Cap ETF	183,279	11,211
Philippines (0.1%)
	Wilcon Depot Inc.	6,674,000	1,927
Poland (0.2%)
	Grupa Pracuj SA	162,101	2,465
Singapore (0.5%)
	UOL Group Ltd.	695,754	2,971
*	SATS Ltd.	1,525,277	2,801
	Venture Corp. Ltd.	86,300	914
	ComfortDelGro Corp. Ltd.	741,300	806
			7,492
Slovenia (0.2%)
	Nova Ljubljanska Banka dd GDR	113,034	2,429
South Africa (0.0%)
	Thungela Resources Ltd.	92,742	636
South Korea (1.0%)
	Douzone Bizon Co. Ltd.	97,409	4,180
	Park Systems Corp.	31,495	3,350
	Koh Young Technology Inc.	204,051	2,379
	Hana Tour Service Inc.	48,961	2,190
	Hankook Tire & Technology Co. Ltd.	39,027	1,656
*	Wantedlab Inc.	89,603	439
			14,194
Spain (1.2%)
	Bankinter SA	915,978	7,240
	Fluidra SA	283,661	6,005
	Almirall SA	317,301	2,896
*	Arima Real Estate SOCIMI SA	61,472	393
[2]	Unicaja Banco SA	23,961	31
			16,565
Sweden (4.6%)
	AddTech AB Class B	445,550	9,263
	Trelleborg AB Class B	217,113	7,652
		Shares	Market Value• ($000)
	Hemnet Group AB	227,697	5,917
	Avanza Bank Holding AB	275,156	5,897
[2]	Thule Group AB	177,040	4,998
	HMS Networks AB	116,796	4,328
	Nordnet AB publ	240,744	4,280
	INVISIO AB	168,175	3,679
	Paradox Interactive AB	214,663	3,245
	Fortnox AB	426,115	2,483
	Billerud Aktiebolag	252,123	2,091
*	Xvivo Perfusion AB	59,309	2,018
*	Cint Group AB	1,735,841	1,855
*	Surgical Science Sweden AB	98,460	1,395
*,2	BoneSupport Holding AB	66,715	1,356
*	VNV Global AB	454,482	1,082
	Cellavision AB	35,662	724
*,1	Storytel AB Class B	97,407	441
	SSAB AB Class A	51,165	287
	Cibus Nordic Real Estate AB publ	5,863	76
			63,067
Switzerland (3.9%)
	Accelleron Industries AG	128,478	4,995
	SIG Group AG	241,861	4,833
	Ypsomed Holding AG (Registered)	13,479	4,804
	Tecan Group AG (Registered)	13,596	4,796
*,2	Montana Aerospace AG	246,451	4,763
	Siegfried Holding AG (Registered)	4,961	4,741
*,2	Sensirion Holding AG	71,861	4,718
	Bachem Holding AG	52,921	4,592
	SKAN Group AG	46,913	4,191
	Bossard Holding AG (Registered) Class A	17,293	3,932
	Comet Holding AG (Registered)	12,434	3,924
	u-blox Holding AG	24,541	2,270
	Emmi AG (Registered)	1,198	1,166
			53,725
Taiwan (4.8%)
	Chroma ATE Inc.	1,489,694	12,099
	Airtac International Group	290,983	10,302
	Global Unichip Corp.	237,000	9,843
	ASPEED Technology Inc.	88,500	8,287
	Voltronic Power Technology Corp.	115,252	5,453
	Merida Industry Co. Ltd.	526,000	3,780
	Sinbon Electronics Co. Ltd.	431,000	3,712
	Nien Made Enterprise Co. Ltd.	297,000	3,471

8

International Explorer Fund
		Shares	Market Value• ($000)
	E Ink Holdings Inc.	402,000	2,570
	Advantech Co. Ltd.	213,059	2,478
	Nanya Technology Corp.	1,174,000	2,370
	TCI Co. Ltd.	234,000	1,035
			65,400
Thailand (0.3%)
	Bumrungrad Hospital PCL (Foreign)	435,000	2,871
	AEON Thana Sinsap Thailand PCL (Foreign)	334,400	1,451
			4,322
United Kingdom (15.6%)
	Cranswick plc	194,720	10,457
	Beazley plc	1,183,905	9,795
	Games Workshop Group plc	75,208	9,295
	Weir Group plc	326,625	8,335
	IMI plc	354,166	7,715
	Alpha Group International plc	282,567	7,576
	Rotork plc	1,802,125	7,244
	Halma plc	252,681	6,925
*	Wise plc Class A	698,813	6,716
	Diploma plc	136,752	6,181
	Softcat plc	308,567	6,040
	Howden Joinery Group plc	510,515	5,557
	Spectris plc	132,886	5,497
	Shaftesbury Capital plc	3,157,484	5,285
*,2	Trainline plc	1,395,021	5,187
[2]	ConvaTec Group plc	1,607,285	5,001
	Hammerson plc	14,438,873	4,898
	Burford Capital Ltd.	290,040	4,469
	Smiths Group plc	217,878	4,392
	Telecom Plus plc	197,000	4,272
	Marks & Spencer Group plc	1,336,947	4,259
[2]	Auto Trader Group plc	480,206	4,163
	British Land Co. plc	829,411	4,000
	B&M European Value Retail SA	541,807	3,497
	Big Yellow Group plc	259,729	3,494
	Tate & Lyle plc	423,021	3,468
*	Immunocore Holdings plc ADR	58,047	3,429
[2]	Sabre Insurance Group plc	1,617,531	3,240
	Britvic plc	265,916	2,932
*,2	Trustpilot Group plc	1,226,909	2,897
	Greggs plc	81,157	2,747
	LondonMetric Property plc	1,122,944	2,741
	Rightmove plc	422,264	2,705
	Pennon Group plc	322,344	2,681
*	Verona Pharma plc ADR	169,794	2,623
	RS Group plc	271,229	2,485
		Shares	Market Value• ($000)
	4imprint Group plc	26,994	2,086
*	Elementis plc	1,175,887	2,068
	Intermediate Capital Group plc	75,377	1,965
	Keywords Studios plc	120,219	1,717
	Inchcape plc	170,960	1,704
*	Oxford Nanopore Technologies plc	1,367,778	1,680
	dotdigital group plc	1,437,079	1,671
	Sirius Real Estate Ltd.	1,343,261	1,634
	WH Smith plc	116,243	1,590
*,1	Victoria plc	642,272	1,552
	Bellway plc	46,706	1,468
*,1	WAG Payment Solutions plc	1,814,830	1,465
*	Team17 Group plc	425,118	1,380
*,2	Deliveroo plc Class A	759,940	1,268
*	Molten Ventures plc	339,548	1,182
	Impax Asset Management Group plc	205,731	1,139
	Ithaca Energy plc	741,757	1,092
*,2	Watches of Switzerland Group plc	247,676	1,039
	Energean plc	67,297	923
*	Synthomer plc	272,376	881
	Mobico Group plc	1,188,864	820
*	Ocado Group plc	176,892	774
*	Autolus Therapeutics plc ADR	171,934	633
*	Angle plc	1,465,172	254
			214,183
Total Common Stocks (Cost $1,195,505)			1,314,824
Temporary Cash Investments (5.0%)
Money Market Fund (4.8%)
[4,5]	Vanguard Market Liquidity Fund, 5.394%	650,562	65,049

9

International Explorer Fund
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (0.2%)
Goldman Sachs & Co. 5.310%, 5/1/2024 (Dated 4/30/24, Repurchase Value $2,900,000, collateralized by Ginnie Mae 6.000%, 3/20/54, with a value of $2,958,000)	2,900	2,900
Total Temporary Cash Investments (Cost $67,934)		67,949
Total Investments (100.8%) (Cost $1,263,439)		1,382,773
Other Assets and Liabilities—Net (-0.8%)		(11,035)
Net Assets (100%)		1,371,738
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,835,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $74,487,000, representing 5.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $21,069,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2024	195	22,108	(347)
MSCI Emerging Markets Index	June 2024	152	7,919	34
				(313)

10

International Explorer Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
UBS AG	6/20/24	INR	13,455	USD	162	—	(1)
JPMorgan Chase Bank, N.A.	6/20/24	USD	2,948	EUR	2,686	76	—
Deutsche Bank AG	6/20/24	USD	1,061	SEK	10,835	76	—
						152	(1)
EUR—euro.
INR—Indian rupee.
SEK—Swedish krona.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
11

International Explorer Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,198,405)	1,317,724
Affiliated Issuers (Cost $65,034)	65,049
Total Investments in Securities	1,382,773
Investment in Vanguard	43
Cash	3,534
Foreign Currency, at Value (Cost $1,084)	1,084
Cash Collateral Pledged—Futures Contracts	930
Receivables for Investment Securities Sold	2,715
Receivables for Accrued Income	11,401
Receivables for Capital Shares Issued	257
Unrealized Appreciation—Forward Currency Contracts	152
Total Assets	1,402,889
Liabilities
Payables for Investment Securities Purchased	6,946
Collateral for Securities on Loan	21,069
Payables for Capital Shares Redeemed	484
Payables to Investment Advisor	1,038
Payables to Vanguard	844
Variation Margin Payable—Futures Contracts	413
Unrealized Depreciation—Forward Currency Contracts	1
Deferred Foreign Capital Gains Taxes	356
Total Liabilities	31,151
Net Assets	1,371,738
1 Includes $15,835,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	1,383,505
Total Distributable Earnings (Loss)	(11,767)
Net Assets	1,371,738

Net Assets
Applicable to 82,183,605 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,371,738
Net Asset Value Per Share	$16.69
See accompanying Notes, which are an integral part of the Financial Statements.
12

International Explorer Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	12,437
Interest[2]	1,131
Securities Lending—Net	829
Total Income	14,397
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,030
Performance Adjustment	64
The Vanguard Group—Note C
Management and Administrative	1,126
Marketing and Distribution	28
Custodian Fees	86
Shareholders’ Reports	13
Trustees’ Fees and Expenses	1
Other Expenses	48
Total Expenses	3,396
Net Investment Income	11,001
Realized Net Gain (Loss)
Investment Securities Sold[2]	12,150
Futures Contracts	2,623
Forward Currency Contracts	(59)
Foreign Currencies	289
Realized Net Gain (Loss)	15,003
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	187,583
Futures Contracts	888
Forward Currency Contracts	151
Foreign Currencies	(430)
Change in Unrealized Appreciation (Depreciation)	188,192
Net Increase (Decrease) in Net Assets Resulting from Operations	214,196
1	Dividends are net of foreign withholding taxes of $1,584,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,007,000, ($12,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $356,000.
See accompanying Notes, which are an integral part of the Financial Statements.
13

International Explorer Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,001	30,447
Realized Net Gain (Loss)	15,003	1,268
Change in Unrealized Appreciation (Depreciation)	188,192	99,805
Net Increase (Decrease) in Net Assets Resulting from Operations	214,196	131,520
Distributions
Total Distributions	(35,779)	(26,822)
Capital Share Transactions
Issued	46,372	122,021
Issued in Lieu of Cash Distributions	29,830	21,893
Redeemed	(161,355)	(417,012)
Net Increase (Decrease) from Capital Share Transactions	(85,153)	(273,098)
Total Increase (Decrease)	93,264	(168,400)
Net Assets
Beginning of Period	1,278,474	1,446,874
End of Period	1,371,738	1,278,474
See accompanying Notes, which are an integral part of the Financial Statements.
14

International Explorer Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.64	$13.87	$22.70	$16.90	$17.22	$17.86
Investment Operations
Net Investment Income[1]	.130	.322	.337	.280	.211	.379
Net Realized and Unrealized Gain (Loss) on Investments	2.341	.712	(8.145)	5.736	(.081)	.300
Total from Investment Operations	2.471	1.034	(7.808)	6.016	.130	.679
Distributions
Dividends from Net Investment Income	(.421)	(.264)	(.487)	(.216)	(.450)	(.289)
Distributions from Realized Capital Gains	—	—	(.535)	—	—	(1.030)
Total Distributions	(.421)	(.264)	(1.022)	(.216)	(.450)	(1.319)
Net Asset Value, End of Period	$16.69	$14.64	$13.87	$22.70	$16.90	$17.22
Total Return[2]	16.92%	7.41%	-35.83%	35.79%	0.62%	4.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,372	$1,278	$1,447	$2,815	$2,329	$3,163
Ratio of Total Expenses to Average Net Assets[3]	0.48%	0.52%	0.41%[4]	0.40%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.53%	2.00%	1.94%	1.30%	1.29%	2.28%
Portfolio Turnover Rate	22%	46%	60%	51%	71%	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, (0.06%), (0.05%), (0.04%), and (0.03%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.41%.
See accompanying Notes, which are an integral part of the Financial Statements.
15

International Explorer Fund
Notes to Financial Statements
Vanguard International Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks
16

International Explorer Fund
held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
17

International Explorer Fund
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
18

International Explorer Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  The investment advisory firms Wellington Management Company llp, Schroder Investment Management North America Inc., and Baillie Gifford Overseas Ltd. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp and Schroder Investment Management North America Inc. are subject to quarterly adjustments based on performance relative to the benchmark for the preceding three years; prior to October 9, 2022, the benchmark was S&P EPAC SmallCap Index and thereafter the new benchmark is MSCI EAFE Small Cap Index. The benchmark change will be fully phased in by October 2025. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US Small-Cap Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.29% of the fund’s average net assets, before a net increase of $64,000 (0.01%) based on performance.
19

International Explorer Fund
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $43,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	89,987	1,224,837	—	1,314,824
Temporary Cash Investments	65,049	2,900	—	67,949
Total	155,036	1,227,737	—	1,382,773

Derivative Financial Instruments
Assets
Futures Contracts[1]	34	—	—	34
Forward Currency Contracts	—	152	—	152
Total	34	152	—	186
Liabilities
Futures Contracts[1]	347	—	—	347
Forward Currency Contracts	—	1	—	1
Total	347	1	—	348
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
20

International Explorer Fund
E.  At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	34	—	34
Unrealized Appreciation—Forward Currency Contracts	—	152	152
Total Assets	34	152	186

Unrealized Depreciation—Futures Contracts[1]	347	—	347
Unrealized Depreciation—Forward Currency Contracts	—	1	1
Total Liabilities	347	1	348
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	2,623	—	2,623
Forward Currency Contracts	—	(59)	(59)
Realized Net Gain (Loss) on Derivatives	2,623	(59)	2,564

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	888	—	888
Forward Currency Contracts	—	151	151
Change in Unrealized Appreciation (Depreciation) on Derivatives	888	151	1,039
F.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,280,564
Gross Unrealized Appreciation	270,897
Gross Unrealized Depreciation	(168,850)
Net Unrealized Appreciation (Depreciation)	102,047
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $138,448,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
21

International Explorer Fund
G.  During the six months ended April 30, 2024, the fund purchased $302,998,000 of investment securities and sold $422,884,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2024, such purchases were $1,979,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	2,783	7,622
Issued in Lieu of Cash Distributions	1,811	1,457
Redeemed	(9,726)	(26,106)
Net Increase (Decrease) in Shares Outstanding	(5,132)	(17,027)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
22

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard International Explorer Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
23

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1262 062024

Semiannual Report  |  April 30, 2024
Vanguard High Dividend Yield Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,176.90	$0.32
Admiral™ Shares	1,000.00	1,176.70	0.43
Based on Hypothetical 5% Yearly Return
High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,024.56	$0.30
Admiral Shares	1,000.00	1,024.47	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.06% for ETF Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

High Dividend Yield Index Fund
Fund Allocation
As of April 30, 2024
Basic Materials	2.2%
Consumer Discretionary	10.0
Consumer Staples	11.4
Energy	11.0
Financials	20.4
Health Care	12.0
Industrials	12.7
Real Estate	0.0
Technology	9.6
Telecommunications	4.0
Utilities	6.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

High Dividend Yield Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (2.2%)
Air Products and Chemicals Inc.	893,361	211,137
Newmont Corp.	4,645,497	188,793
Dow Inc.	2,847,220	162,007
Fastenal Co.	2,299,382	156,220
LyondellBasell Industries NV Class A	1,040,322	104,001
International Flavors & Fragrances Inc.	1,030,808	87,258
Reliance Inc.	230,525	65,635
CF Industries Holdings Inc.	776,996	61,359
International Paper Co.	1,397,883	48,842
Celanese Corp. Class A	305,585	46,941
Eastman Chemical Co.	478,560	45,195
Mosaic Co.	1,315,414	41,291
Southern Copper Corp.	344,168	40,154
FMC Corp.	504,321	29,760
Cabot Corp.	217,714	19,862
Balchem Corp.	128,118	18,113
Carpenter Technology Corp.	195,821	16,782
Chemours Co.	599,755	16,044
Huntsman Corp.	668,652	15,954
Avient Corp.	361,928	15,353
Sensient Technologies Corp.	168,500	12,338
Scotts Miracle-Gro Co.	168,709	11,563
Sylvamo Corp.	143,431	8,964
Tronox Holdings plc	468,390	7,958
Kaiser Aluminum Corp.	63,808	5,774
Mativ Holdings Inc.	214,740	3,921
Compass Minerals International Inc.	137,185	1,708
		1,442,927
Consumer Discretionary (9.9%)
Home Depot Inc.	4,032,214	1,347,647
Walmart Inc.	17,266,949	1,024,793
McDonald's Corp.	2,940,520	802,880
Lowe's Cos. Inc.	2,327,588	530,667
	Shares	Market Value• ($000)
Starbucks Corp.	4,480,070	396,441
Target Corp.	1,853,364	298,355
Ford Motor Co.	15,805,316	192,035
Yum! Brands Inc.	1,128,873	159,453
Estee Lauder Cos. Inc. Class A	925,569	135,790
eBay Inc.	2,087,931	107,612
Garmin Ltd.	618,423	89,344
Genuine Parts Co.	566,218	89,015
Williams-Sonoma Inc.	257,206	73,762
Omnicom Group Inc.	792,459	73,572
Darden Restaurants Inc.	479,103	73,499
Southwest Airlines Co.	2,401,074	62,284
Best Buy Co. Inc.	771,884	56,842
Interpublic Group of Cos. Inc.	1,556,034	47,366
LKQ Corp.	1,075,817	46,400
Dick's Sporting Goods Inc.	227,522	45,718
Bath & Body Works Inc.	912,980	41,468
Tapestry Inc.	924,335	36,899
Autoliv Inc.	297,241	35,607
Hasbro Inc.	527,275	32,322
Fox Corp. Class A	977,688	30,318
Lear Corp.	234,059	29,461
Vail Resorts Inc.	152,431	28,866
H&R Block Inc.	579,097	27,351
Ralph Lauren Corp. Class A	158,602	25,954
Wyndham Hotels & Resorts Inc.	327,961	24,108
Nexstar Media Group Inc. Class A	130,360	20,865
Whirlpool Corp.	215,899	20,480
Macy's Inc.	1,091,620	20,119
Paramount Global Class B	1,731,859	19,726
Polaris Inc.	217,502	18,522
VF Corp.	1,410,543	17,575
Harley-Davidson Inc.	510,543	17,558
Advance Auto Parts Inc.	239,547	17,482
Gap Inc.	784,058	16,089
4

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Fox Corp. Class B	549,325	15,755
	Kontoor Brands Inc.	224,921	13,959
	Marriott Vacations Worldwide Corp.	141,299	13,580
	Wendy's Co.	679,020	13,574
	Travel + Leisure Co.	284,210	12,375
	Newell Brands Inc.	1,534,805	12,186
	Penske Automotive Group Inc.	78,866	12,059
	Steven Madden Ltd.	295,676	11,948
	TEGNA Inc.	790,529	10,783
	Kohl's Corp.	445,753	10,671
	Strategic Education Inc.	90,570	10,401
	LCI Industries	98,916	10,285
	Red Rock Resorts Inc. Class A	190,594	10,124
	Carter's Inc.	145,054	9,923
	Leggett & Platt Inc.	534,637	9,661
	Bloomin' Brands Inc.	350,759	9,046
	Nordstrom Inc.	460,272	8,750
	International Game Technology plc	434,537	8,578
	Papa John's International Inc.	131,662	8,122
	HNI Corp.	184,799	7,752
	MillerKnoll Inc.	295,245	7,508
	Phinia Inc.	188,413	7,348
	Worthington Enterprises Inc.	123,256	7,045
	Winnebago Industries Inc.	113,710	7,002
	Upbound Group Inc.	213,957	6,635
	Cheesecake Factory Inc.	191,119	6,597
	Dana Inc.	521,730	6,485
	Oxford Industries Inc.	59,917	6,458
	Dillard's Inc. Class A	13,636	5,972
	La-Z-Boy Inc.	173,785	5,707
	John Wiley & Sons Inc. Class A	144,067	5,413
[1]	Cracker Barrel Old Country Store Inc.	88,296	5,138
	Buckle Inc.	122,230	4,570
	Jack in the Box Inc.	78,886	4,502
	Steelcase Inc. Class A	370,689	4,459
	Scholastic Corp.	102,994	3,669
	Allegiant Travel Co.	63,263	3,452
*	Liberty Media Corp.-Liberty SiriusXM Class A	141,132	3,396
	Sturm Ruger & Co. Inc.	70,123	3,242
	Monro Inc.	118,760	3,236
	Matthews International Corp. Class A	118,942	3,209
[1]	Guess? Inc.	104,085	2,787
[1]	Sirius XM Holdings Inc.	875,580	2,574
		Shares	Market Value• ($000)
	Gray Television Inc.	337,992	1,943
*	Liberty Media Corp.-Liberty SiriusXM	64,075	1,542
			6,473,666
Consumer Staples (11.4%)
	Procter & Gamble Co.	9,494,514	1,549,505
	PepsiCo Inc.	5,555,062	977,191
	Coca-Cola Co.	15,709,075	970,350
	Philip Morris International Inc.	6,254,604	593,812
	Mondelez International Inc. Class A	5,480,348	394,256
	CVS Health Corp.	5,161,312	349,472
	Altria Group Inc.	7,194,294	315,182
	Colgate-Palmolive Co.	3,307,927	304,065
	Kimberly-Clark Corp.	1,355,525	185,070
	General Mills Inc.	2,285,888	161,064
	Sysco Corp.	2,005,105	149,019
	Kroger Co.	2,626,453	145,453
	Keurig Dr Pepper Inc.	3,834,650	129,228
	Archer-Daniels-Midland Co.	2,149,181	126,071
	Kraft Heinz Co.	3,229,181	124,679
	Hershey Co.	605,401	117,399
	McCormick & Co. Inc. (Non-Voting)	1,014,309	77,148
	Tyson Foods Inc. Class A	1,121,576	68,024
	Kellanova	1,048,887	60,689
	Bunge Global SA	584,032	59,431
	Conagra Brands Inc.	1,920,254	59,105
	Coca-Cola Europacific Partners plc	815,189	58,710
	Clorox Co.	393,671	58,212
	Walgreens Boots Alliance Inc.	2,892,024	51,276
	J M Smucker Co.	414,475	47,602
	Hormel Foods Corp.	1,168,279	41,544
	Molson Coors Beverage Co. Class B	699,969	40,080
	Campbell Soup Co.	771,987	35,287
	Albertsons Cos. Inc. Class A	1,681,173	34,296
	Ingredion Inc.	262,993	30,136
	Flowers Foods Inc.	758,251	18,911
	Lancaster Colony Corp.	78,243	14,929
	Nomad Foods Ltd.	567,722	10,253
	Spectrum Brands Holdings Inc.	121,823	9,974
	Cal-Maine Foods Inc.	164,274	9,089
	J & J Snack Foods Corp.	60,315	8,281
	Energizer Holdings Inc.	286,758	8,236
	Reynolds Consumer Products Inc.	219,177	6,275
	WK Kellogg Co.	262,165	6,119
	Vector Group Ltd.	581,730	6,021

5

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Universal Corp.	96,505	4,963
Weis Markets Inc.	65,943	4,163
Fresh Del Monte Produce Inc.	136,346	3,486
Nu Skin Enterprises Inc. Class A	199,548	2,347
		7,426,403
Energy (10.9%)
Exxon Mobil Corp.	16,127,187	1,907,362
Chevron Corp.	6,728,108	1,085,042
ConocoPhillips	4,830,479	606,805
EOG Resources Inc.	2,368,290	312,922
Schlumberger NV	5,741,319	272,598
Marathon Petroleum Corp.	1,482,031	269,315
Phillips 66	1,772,261	253,805
Pioneer Natural Resources Co.	937,662	252,531
Valero Energy Corp.	1,367,663	218,648
Williams Cos. Inc.	4,904,862	188,151
ONEOK Inc.	2,342,648	185,350
Kinder Morgan Inc.	7,919,045	144,760
Diamondback Energy Inc.	717,787	144,368
Halliburton Co.	3,612,343	135,354
Devon Energy Corp.	2,578,035	131,944
Baker Hughes Co. Class A	4,031,321	131,502
Targa Resources Corp.	888,208	101,309
Coterra Energy Inc.	3,018,609	82,589
Marathon Oil Corp.	2,338,755	62,796
EQT Corp.	1,456,033	58,372
Ovintiv Inc.	1,029,006	52,809
APA Corp.	1,464,701	46,050
Chesapeake Energy Corp.	499,490	44,894
HF Sinclair Corp.	645,275	35,006
Range Resources Corp.	945,256	33,944
Permian Resources Corp.	1,826,618	30,596
Chord Energy Corp.	167,549	29,653
Murphy Oil Corp.	582,004	25,981
DT Midstream Inc.	391,606	24,358
Equitrans Midstream Corp.	1,748,347	23,655
PBF Energy Inc. Class A	441,911	23,541
Civitas Resources Inc.	323,647	23,290
Noble Corp. plc	451,064	20,018
Antero Midstream Corp.	1,368,139	18,935
Magnolia Oil & Gas Corp. Class A	708,520	17,763
Helmerich & Payne Inc.	389,759	15,329
Patterson-UTI Energy Inc.	1,416,176	15,323
California Resources Corp.	279,070	14,752
Northern Oil & Gas Inc.	352,348	14,372
Arch Resources Inc.	72,055	11,441
Archrock Inc.	556,390	10,677
	Shares	Market Value• ($000)
Peabody Energy Corp.	452,206	9,921
Golar LNG Ltd.	396,641	9,726
Delek US Holdings Inc.	254,018	6,942
New Fortress Energy Inc.	261,297	6,846
World Kinect Corp.	239,397	5,626
CVR Energy Inc.	116,186	3,530
		7,120,501
Financials (20.3%)
JPMorgan Chase & Co.	11,639,443	2,231,747
Bank of America Corp.	27,785,136	1,028,328
Wells Fargo & Co.	14,519,941	861,323
Goldman Sachs Group Inc.	1,271,407	542,522
Progressive Corp.	2,356,269	490,693
Citigroup Inc.	7,709,241	472,808
BlackRock Inc.	599,150	452,143
Morgan Stanley	4,714,662	428,280
Chubb Ltd.	1,637,268	407,090
Blackstone Inc.	2,871,623	334,860
CME Group Inc.	1,447,226	303,396
PNC Financial Services Group Inc.	1,604,318	245,878
Apollo Global Management Inc.	2,101,069	227,714
US Bancorp	5,459,379	221,815
American International Group Inc.	2,826,023	212,828
Truist Financial Corp.	5,340,962	200,553
Aflac Inc.	2,336,601	195,457
Travelers Cos. Inc.	918,224	194,810
Allstate Corp.	1,056,272	179,630
MetLife Inc.	2,510,349	178,436
Bank of New York Mellon Corp.	3,061,146	172,924
Ameriprise Financial Inc.	403,268	166,062
Prudential Financial Inc.	1,461,136	161,426
Discover Financial Services	1,004,280	127,272
Hartford Financial Services Group Inc.	1,186,736	114,983
Fifth Third Bancorp	2,725,415	99,369
T. Rowe Price Group Inc.	893,484	97,899
M&T Bank Corp.	664,451	95,940
Ares Management Corp. Class A	671,789	89,408
State Street Corp.	1,219,982	88,437
Huntington Bancshares Inc.	5,758,062	77,561
Principal Financial Group Inc.	960,529	76,016
Regions Financial Corp.	3,699,501	71,289
Cincinnati Financial Corp.	615,426	71,199
Northern Trust Corp.	817,911	67,388
Citizens Financial Group Inc.	1,861,657	63,501
Everest Group Ltd.	172,926	63,362

6

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	W R Berkley Corp.	807,942	62,187
	KeyCorp	3,760,232	54,486
	Fidelity National Financial Inc.	1,046,922	51,823
	Equitable Holdings Inc.	1,359,880	50,193
	Reinsurance Group of America Inc.	268,312	50,172
	Credicorp Ltd.	274,894	45,525
	East West Bancorp Inc.	566,698	42,213
	Ally Financial Inc.	1,091,823	41,871
	Unum Group	776,245	39,356
	Carlyle Group Inc.	851,251	38,136
	Assurant Inc.	213,394	37,216
	American Financial Group Inc.	288,775	36,891
	First Horizon Corp.	2,243,210	33,469
	Stifel Financial Corp.	394,769	31,550
	Jefferies Financial Group Inc.	730,949	31,475
	Old Republic International Corp.	1,038,044	30,996
	Webster Financial Corp.	676,267	29,641
	Franklin Resources Inc.	1,208,839	27,610
	XP Inc. Class A	1,304,011	26,693
	Comerica Inc.	530,907	26,636
	Commerce Bancshares Inc.	487,080	26,634
	Voya Financial Inc.	390,703	26,630
	Houlihan Lokey Inc. Class A	204,165	26,029
	Evercore Inc. Class A	141,916	25,758
	Cullen/Frost Bankers Inc.	238,838	24,920
	Western Alliance Bancorp	436,468	24,804
[1]	Corebridge Financial Inc.	913,669	24,267
	Popular Inc.	283,917	24,130
	Zions Bancorp NA	587,020	23,939
	OneMain Holdings Inc.	452,567	23,583
	SouthState Corp.	304,749	23,070
	RLI Corp.	162,274	22,937
	MGIC Investment Corp.	1,111,240	22,536
	Essent Group Ltd.	419,733	22,233
	Jackson Financial Inc. Class A	319,525	21,830
	Prosperity Bancshares Inc.	351,471	21,781
	First American Financial Corp.	404,301	21,658
	Synovus Financial Corp.	583,388	20,879
	Old National Bancorp	1,257,203	20,794
	Invesco Ltd.	1,465,488	20,766
	Cadence Bank	729,347	20,181
	FNB Corp.	1,442,842	19,248
	Axis Capital Holdings Ltd.	313,634	19,235
	Bank OZK	429,760	19,189
	SLM Corp.	884,250	18,737
	Hanover Insurance Group Inc.	143,207	18,591
	Shares	Market Value• ($000)
Lincoln National Corp.	681,645	18,588
Radian Group Inc.	615,168	18,375
Home BancShares Inc.	755,930	17,900
FirstCash Holdings Inc.	150,823	17,040
United Bankshares Inc.	523,879	17,005
Lazard Inc. Class A	441,597	17,002
Assured Guaranty Ltd.	221,312	16,975
Janus Henderson Group plc	540,142	16,863
Glacier Bancorp Inc.	446,462	16,153
Columbia Banking System Inc.	838,814	15,778
Hancock Whitney Corp.	347,363	15,767
First Financial Bankshares Inc.	522,090	15,433
Kemper Corp.	242,837	14,160
UMB Financial Corp.	177,383	14,130
Piper Sandler Cos.	69,448	13,597
Moelis & Co. Class A	267,373	13,123
Associated Banc-Corp	606,065	12,770
TPG Inc. Class A	289,194	12,464
Valley National Bancorp	1,727,871	12,112
ServisFirst Bancshares Inc.	204,038	12,030
International Bancshares Corp.	215,234	11,978
CNO Financial Group Inc.	448,203	11,801
United Community Banks Inc.	462,687	11,674
Walker & Dunlop Inc.	127,285	11,663
First Bancorp	668,441	11,531
Fulton Financial Corp.	683,862	11,318
Atlantic Union Bankshares Corp.	355,066	11,280
First Hawaiian Inc.	513,290	10,825
Artisan Partners Asset Management Inc. Class A	245,886	10,064
BOK Financial Corp.	111,509	9,894
Cathay General Bancorp	278,331	9,586
Community Bank System Inc.	213,220	9,215
Bank of Hawaii Corp.	156,958	8,898
Independent Bank Corp.	176,909	8,888
First Interstate BancSystem Inc. Class A	330,669	8,829
CVB Financial Corp.	532,573	8,702
Simmons First National Corp. Class A	496,864	8,491
First Financial Bancorp	377,183	8,340
Pacific Premier Bancorp Inc.	379,710	8,164
BankUnited Inc.	297,706	7,958
First Merchants Corp.	236,703	7,911
BancFirst Corp.	88,211	7,866
Eastern Bankshares Inc.	620,278	7,791

7

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Seacoast Banking Corp. of Florida	337,383	7,783
New York Community Bancorp Inc.	2,873,595	7,615
Park National Corp.	57,367	7,556
Virtu Financial Inc. Class A	341,952	7,420
WaFd Inc.	271,828	7,364
Towne Bank	280,986	7,269
Trustmark Corp.	243,649	7,212
Cohen & Steers Inc.	104,055	7,157
Heartland Financial USA Inc.	169,230	7,126
Bank of NT Butterfield & Son Ltd.	194,313	6,607
NBT Bancorp Inc.	183,458	6,423
Renasant Corp.	220,955	6,421
WesBanco Inc.	230,950	6,236
Horace Mann Educators Corp.	164,498	6,063
Virtus Investment Partners Inc.	27,356	6,000
Banner Corp.	137,094	5,981
City Holding Co.	58,616	5,921
Mercury General Corp.	107,240	5,604
Hilltop Holdings Inc.	187,126	5,475
Northwest Bancshares Inc.	510,333	5,410
Independent Bank Group Inc.	144,819	5,393
First Commonwealth Financial Corp.	405,642	5,350
Navient Corp.	333,612	5,011
WisdomTree Inc.	544,822	4,849
Stock Yards Bancorp Inc.	108,656	4,841
Westamerica Bancorp	103,704	4,827
Hope Bancorp Inc.	461,990	4,629
CNA Financial Corp.	104,918	4,610
S&T Bancorp Inc.	152,690	4,604
Safety Insurance Group Inc.	57,520	4,577
Provident Financial Services Inc.	294,086	4,317
Employers Holdings Inc.	100,914	4,298
Berkshire Hills Bancorp Inc.	174,096	3,712
Sandy Spring Bancorp Inc.	175,519	3,589
1st Source Corp.	66,075	3,277
F&G Annuities & Life Inc.	79,157	2,994
Brookline Bancorp Inc.	349,446	2,900
TFS Financial Corp.	202,020	2,426
Capitol Federal Financial Inc.	502,581	2,397
Republic Bancorp Inc. Class A	32,768	1,662
		13,229,683
		Shares	Market Value• ($000)
Health Care (11.9%)
	Johnson & Johnson	9,717,161	1,405,004
	Merck & Co. Inc.	10,241,031	1,323,346
	AbbVie Inc.	7,114,921	1,157,171
	Abbott Laboratories	6,979,092	739,574
	Amgen Inc.	2,153,543	589,942
	Pfizer Inc.	22,776,987	583,546
	Medtronic plc	5,353,866	429,594
	Cigna Group	1,159,379	413,945
	Bristol-Myers Squibb Co.	8,206,069	360,575
	Gilead Sciences Inc.	5,038,154	328,488
	Cardinal Health Inc.	993,354	102,355
	Baxter International Inc.	2,043,196	82,484
	Quest Diagnostics Inc.	449,788	62,152
	Viatris Inc.	4,828,582	55,867
	Royalty Pharma plc Class A	1,498,798	41,517
*	Solventum Corp.	553,706	35,996
	Organon & Co.	1,030,776	19,183
	Perrigo Co. plc	544,380	17,779
	Select Medical Holdings Corp.	416,170	11,807
	Premier Inc. Class A	478,515	9,991
	Patterson Cos. Inc.	334,257	8,513
	Embecta Corp.	231,285	2,343
			7,781,172
Industrials (12.6%)
	Caterpillar Inc.	2,057,501	688,378
	RTX Corp.	5,797,459	588,558
	Union Pacific Corp.	2,458,811	583,132
	Honeywell International Inc.	2,682,757	517,048
	Eaton Corp. plc	1,605,337	510,915
	United Parcel Service Inc. Class B	2,918,421	430,409
	Lockheed Martin Corp.	870,714	404,821
	Automatic Data Processing Inc.	1,667,478	403,346
	Illinois Tool Works Inc.	1,206,712	294,570
	General Dynamics Corp.	986,395	283,184
	Emerson Electric Co.	2,300,004	247,894
	FedEx Corp.	934,294	244,580
	PACCAR Inc.	2,065,194	219,138
	3M Co.	2,214,241	213,696
	Norfolk Southern Corp.	914,900	210,720
	Johnson Controls International plc	2,739,328	178,248
	L3Harris Technologies Inc.	761,042	162,901
	Fidelity National Information Services Inc.	2,382,422	161,814
	Cummins Inc.	548,262	154,879
	Paychex Inc.	1,297,199	154,120
	DuPont de Nemours Inc.	1,730,442	125,457
	Rockwell Automation Inc.	462,488	125,316

8

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	PPG Industries Inc.	944,095	121,788
	Hubbell Inc. Class B	215,343	79,789
	Synchrony Financial	1,623,074	71,383
	Packaging Corp. of America	357,124	61,775
	Watsco Inc.	134,845	60,373
	Stanley Black & Decker Inc.	612,820	56,012
	Snap-on Inc.	208,563	55,887
	RPM International Inc.	513,261	54,873
	Westrock Co.	1,025,172	49,167
	nVent Electric plc	663,794	47,840
*	CNH Industrial NV	3,930,830	44,811
	Huntington Ingalls Industries Inc.	158,157	43,798
	CH Robinson Worldwide Inc.	464,004	32,944
	Oshkosh Corp.	263,013	29,528
	AGCO Corp.	252,690	28,855
	Robert Half Inc.	416,939	28,827
	FTAI Aviation Ltd.	398,652	27,989
	Berry Global Group Inc.	468,275	26,523
	Flowserve Corp.	527,770	24,890
	Brunswick Corp.	276,429	22,291
	Sonoco Products Co.	394,570	22,116
	Ryder System Inc.	176,494	21,506
	Air Lease Corp. Class A	417,739	20,987
	MDU Resources Group Inc.	815,590	20,145
	Western Union Co.	1,469,387	19,749
	Sealed Air Corp.	580,499	18,274
	GATX Corp.	142,166	17,395
	MSC Industrial Direct Co. Inc. Class A	186,652	17,030
	ManpowerGroup Inc.	195,263	14,733
	Insperity Inc.	142,400	14,657
	Otter Tail Corp.	165,251	14,106
	Scorpio Tankers Inc.	191,282	13,459
	Hillenbrand Inc.	280,705	13,395
	Korn Ferry	208,864	12,682
	Crane NXT Co.	194,086	11,802
	ABM Industries Inc.	252,102	11,017
	McGrath RentCorp	98,869	10,545
	Tennant Co.	74,114	8,633
	Trinity Industries Inc.	325,137	8,460
	Kennametal Inc.	319,151	7,510
	Bread Financial Holdings Inc.	198,962	7,344
	Star Bulk Carriers Corp.	295,336	7,183
	Barnes Group Inc.	196,140	6,810
	ADT Inc.	1,031,801	6,707
	H&E Equipment Services Inc.	128,663	6,213
	SFL Corp. Ltd.	460,950	6,144
	Greenbrier Cos. Inc.	122,160	6,033
	Greif Inc. Class A	97,409	5,969
	Shares	Market Value• ($000)
Apogee Enterprises Inc.	87,252	5,390
Deluxe Corp.	174,109	3,439
Ardagh Metal Packaging SA	578,179	2,284
Forward Air Corp.	103,101	2,270
TTEC Holdings Inc.	89,026	648
		8,237,102
Real Estate (0.0%)
Newmark Group Inc. Class A	542,952	5,196
Kennedy-Wilson Holdings Inc.	478,844	4,113
		9,309
Technology (9.6%)
Broadcom Inc.	1,738,211	2,260,144
QUALCOMM Inc.	4,498,160	746,020
Texas Instruments Inc.	3,660,426	645,772
International Business Machines Corp.	3,343,593	555,705
Intel Corp.	17,012,400	518,368
Analog Devices Inc.	2,007,796	402,784
NXP Semiconductors NV	1,043,524	267,340
Microchip Technology Inc.	2,139,637	196,804
Corning Inc.	3,057,365	102,055
HP Inc.	3,477,126	97,673
Hewlett Packard Enterprise Co.	5,238,278	89,051
NetApp Inc.	831,503	84,988
Seagate Technology Holdings plc	842,549	72,383
Skyworks Solutions Inc.	638,581	68,066
Gen Digital Inc.	2,235,771	45,028
Amdocs Ltd.	461,238	38,739
Avnet Inc.	366,712	17,921
Vishay Intertechnology Inc.	509,485	11,790
Dun & Bradstreet Holdings Inc.	1,099,264	10,003
Xerox Holdings Corp.	468,134	6,222
Clear Secure Inc. Class A	332,672	5,812
CSG Systems International Inc.	118,541	5,600
Benchmark Electronics Inc.	141,647	4,279
Shutterstock Inc.	98,765	4,218
Methode Electronics Inc.	134,983	1,645
		6,258,410
Telecommunications (4.0%)
Cisco Systems Inc.	16,350,174	768,131
Verizon Communications Inc.	16,963,699	669,896
Comcast Corp. Class A	15,880,417	605,203
AT&T Inc.	28,857,302	487,400
Juniper Networks Inc.	1,284,554	44,728
Iridium Communications Inc.	495,215	15,248

9

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Cogent Communications Holdings Inc.	175,198	11,244
Cable One Inc.	22,483	8,855
Telephone & Data Systems Inc.	395,890	6,196
Ubiquiti Inc.	16,738	1,801
		2,618,702
Utilities (6.8%)
NextEra Energy Inc.	8,275,198	554,190
Waste Management Inc.	1,639,824	341,116
Southern Co.	4,393,957	322,956
Duke Energy Corp.	3,113,725	305,955
American Electric Power Co. Inc.	2,120,568	182,432
Sempra	2,535,847	181,643
Dominion Energy Inc.	3,365,504	171,573
Exelon Corp.	4,002,651	150,420
Public Service Enterprise Group Inc.	2,000,395	138,187
Consolidated Edison Inc.	1,406,550	132,778
Xcel Energy Inc.	2,224,861	119,542
Vistra Corp.	1,426,271	108,168
Edison International	1,518,550	107,908
WEC Energy Group Inc.	1,265,932	104,617
American Water Works Co. Inc.	781,645	95,611
DTE Energy Co.	826,185	91,145
Entergy Corp.	850,360	90,708
Eversource Energy	1,407,322	85,312
FirstEnergy Corp.	2,187,056	83,852
PPL Corp.	2,959,072	81,256
Ameren Corp.	1,061,145	78,387
CenterPoint Energy Inc.	2,547,944	74,247
Atmos Energy Corp.	604,569	71,279
CMS Energy Corp.	1,174,170	71,166
NRG Energy Inc.	905,307	65,789
Alliant Energy Corp.	1,029,628	51,275
AES Corp.	2,695,885	48,256
Evergy Inc.	898,923	47,149
NiSource Inc.	1,668,543	46,486
Essential Utilities Inc.	1,012,307	37,030
Pinnacle West Capital Corp.	456,983	33,657
OGE Energy Corp.	806,799	27,956
UGI Corp.	842,918	21,545
IDACORP Inc.	203,774	19,314
National Fuel Gas Co.	358,425	19,032
Southwest Gas Holdings Inc.	249,840	18,643
Portland General Electric Co.	406,994	17,594
		Shares	Market Value• ($000)
	New Jersey Resources Corp.	389,137	17,001
	Black Hills Corp.	273,620	15,022
	ONE Gas Inc.	220,969	14,257
	ALLETE Inc.	231,382	13,702
	Spire Inc.	209,039	12,917
	PNM Resources Inc.	343,264	12,721
	Northwestern Energy Group Inc.	246,749	12,446
[1]	MGE Energy Inc.	146,080	11,441
	California Water Service Group	231,505	11,372
	Avista Corp.	310,347	11,166
	American States Water Co.	148,463	10,517
	Avangrid Inc.	286,427	10,463
	Chesapeake Utilities Corp.	87,578	9,272
	Clearway Energy Inc. Class C	334,708	7,825
	SJW Group	127,787	6,958
	Northwest Natural Holding Co.	147,016	5,609
	Atlantica Sustainable Infrastructure plc	271,081	5,305
	Clearway Energy Inc. Class A	135,192	2,935
			4,389,103
Total Common Stocks (Cost $52,735,190)			64,986,978
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 5.394% (Cost $193,114)	1,931,471	193,127
Total Investments (99.9%) (Cost $52,928,304)			65,180,105
Other Assets and Liabilities—Net (0.1%)			75,372
Net Assets (100%)			65,255,477
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,472,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $13,840,000 was received for securities on loan.

10

High Dividend Yield Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	415	105,140	(2,757)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Celanese Corp. Class A	1/31/25	CITNA	14,020	(5.325)	—	(161)
Chevron Corp.	1/31/25	CITNA	33,125	(5.331)	599	—
Clorox Co.	8/30/24	BANA	15,770	(5.331)	—	(484)
International Business Machines Corp.	1/31/25	CITNA	61,107	(5.331)	—	(8,186)
Paramount Global Class B	8/30/24	BANA	7,015	(5.331)	—	(227)
US Bancorp	1/31/25	CITNA	33,774	(5.325)	—	(730)
					599	(9,788)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
11

High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $52,735,190)	64,986,978
Affiliated Issuers (Cost $193,114)	193,127
Total Investments in Securities	65,180,105
Investment in Vanguard	2,005
Cash	45
Cash Collateral Pledged—Futures Contracts	4,900
Cash Collateral Pledged—Over-the-Counter Swap Contracts	6,050
Receivables for Accrued Income	89,620
Receivables for Capital Shares Issued	5,200
Unrealized Appreciation—Over-the-Counter Swap Contracts	599
Total Assets	65,288,524
Liabilities
Payables for Investment Securities Purchased	1,383
Collateral for Securities on Loan	13,840
Payables for Capital Shares Redeemed	4,667
Payables to Vanguard	1,709
Variation Margin Payable—Futures Contracts	1,660
Unrealized Depreciation—Over-the-Counter Swap Contracts	9,788
Total Liabilities	33,047
Net Assets	65,255,477
1 Includes $12,472,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	55,079,152
Total Distributable Earnings (Loss)	10,176,325
Net Assets	65,255,477

ETF Shares—Net Assets
Applicable to 452,673,714 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,711,545
Net Asset Value Per Share—ETF Shares	$116.44

Admiral Shares—Net Assets
Applicable to 357,243,890 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,543,932
Net Asset Value Per Share—Admiral Shares	$35.11
See accompanying Notes, which are an integral part of the Financial Statements.
12

High Dividend Yield Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	1,012,087
Interest[2]	3,319
Securities Lending—Net	2,095
Total Income	1,017,501
Expenses
The Vanguard Group—Note B
Investment Advisory Services	672
Management and Administrative—ETF Shares	12,690
Management and Administrative—Admiral Shares	4,368
Marketing and Distribution—ETF Shares	1,183
Marketing and Distribution—Admiral Shares	265
Custodian Fees	235
Shareholders’ Reports—ETF Shares	626
Shareholders’ Reports—Admiral Shares	67
Trustees’ Fees and Expenses	23
Other Expenses	7
Total Expenses	20,136
Net Investment Income	997,365
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,169,453
Futures Contracts	13,231
Swap Contracts	18,864
Realized Net Gain (Loss)	1,201,548
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	7,799,483
Futures Contracts	(2,334)
Swap Contracts	(2,617)
Change in Unrealized Appreciation (Depreciation)	7,794,532
Net Increase (Decrease) in Net Assets Resulting from Operations	9,993,445
1	Dividends are net of foreign withholding taxes of $272,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,210,000, ($14,000), $1,000, and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,127,158,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
13

High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	997,365	1,971,941
Realized Net Gain (Loss)	1,201,548	2,411,481
Change in Unrealized Appreciation (Depreciation)	7,794,532	(5,878,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,993,445	(1,495,376)
Distributions
ETF Shares	(816,695)	(1,545,745)
Admiral Shares	(189,310)	(378,325)
Total Distributions	(1,006,005)	(1,924,070)
Capital Share Transactions
ETF Shares	(526,292)	62,206
Admiral Shares	(305,561)	(430,784)
Net Increase (Decrease) from Capital Share Transactions	(831,853)	(368,578)
Total Increase (Decrease)	8,155,587	(3,788,024)
Net Assets
Beginning of Period	57,099,890	60,887,914
End of Period	65,255,477	57,099,890
See accompanying Notes, which are an integral part of the Financial Statements.
14

High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$100.48	$106.42	$108.42	$79.49	$89.60	$83.26
Investment Operations
Net Investment Income[1]	1.771	3.435	3.232	3.010	2.950	2.891
Net Realized and Unrealized Gain (Loss) on Investments	15.944	(6.022)	(2.016)	28.887	(10.184)	6.251
Total from Investment Operations	17.715	(2.587)	1.216	31.897	(7.234)	9.142
Distributions
Dividends from Net Investment Income	(1.755)	(3.353)	(3.216)	(2.967)	(2.876)	(2.802)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.755)	(3.353)	(3.216)	(2.967)	(2.876)	(2.802)
Net Asset Value, End of Period	$116.44	$100.48	$106.42	$108.42	$79.49	$89.60
Total Return	17.69%	-2.54%	1.18%	40.55%	-8.17%	11.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,712	$45,997	$48,689	$39,766	$26,279	$26,816
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.22%	3.01%	2.99%	3.53%	3.38%
Portfolio Turnover Rate[3]	11%	6%	9%	8%	11%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
15

High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,				February 7, 2019[1] to October 31, 2019
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$30.30	$32.09	$32.69	$23.97	$27.02	$25.00
Investment Operations
Net Investment Income[2]	.530	1.030	.970	.902	.887	.624
Net Realized and Unrealized Gain (Loss) on Investments	4.806	(1.815)	(.607)	8.707	(3.075)	2.010
Total from Investment Operations	5.336	(.785)	.363	9.609	(2.188)	2.634
Distributions
Dividends from Net Investment Income	(.526)	(1.005)	(.963)	(.889)	(.862)	(.614)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.526)	(1.005)	(.963)	(.889)	(.862)	(.614)
Net Asset Value, End of Period	$35.11	$30.30	$32.09	$32.69	$23.97	$27.02
Total Return[3]	17.67%	-2.56%	1.19%	40.50%	-8.19%	10.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,544	$11,103	$12,199	$11,418	$7,665	$8,814
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[4]	0.08%[4]	0.08%	0.08%	0.08%[5]
Ratio of Net Investment Income to Average Net Assets	3.10%	3.20%	2.99%	2.97%	3.52%	3.24%[5]
Portfolio Turnover Rate[6]	11%	6%	9%	8%	11%	7%[7]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
16

High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional
17

High Dividend Yield Index Fund
amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
18

High Dividend Yield Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
19

High Dividend Yield Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $2,005,000, representing less than 0.01% of the fund’s net assets and 0.80% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
20

High Dividend Yield Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	64,986,978	—	—	64,986,978
Temporary Cash Investments	193,127	—	—	193,127
Total	65,180,105	—	—	65,180,105

Derivative Financial Instruments
Assets
Swap Contracts	—	599	—	599
Liabilities
Futures Contracts[1]	2,757	—	—	2,757
Swap Contracts	—	9,788	—	9,788
Total	2,757	9,788	—	12,545
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	52,990,216
Gross Unrealized Appreciation	14,869,305
Gross Unrealized Depreciation	(2,691,362)
Net Unrealized Appreciation (Depreciation)	12,177,943
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $3,376,090,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended April 30, 2024, the fund purchased $7,142,174,000 of investment securities and sold $7,548,254,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,976,376,000 and $4,508,992,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2024, such purchases were $501,647,000 and sales were $1,217,763,000,
21

High Dividend Yield Index Fund
resulting in net realized loss of $133,396,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	4,052,667	34,566	7,563,122	71,656
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,578,959)	(39,675)	(7,500,916)	(71,375)
Net Increase (Decrease)—ETF Shares	(526,292)	(5,109)	62,206	281
Admiral Shares
Issued	581,765	17,044	1,338,825	41,393
Issued in Lieu of Cash Distributions	148,868	4,384	294,347	9,262
Redeemed	(1,036,194)	(30,656)	(2,063,956)	(64,326)
Net Increase (Decrease)—Admiral Shares	(305,561)	(9,228)	(430,784)	(13,671)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
22

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard High Dividend Yield Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
23

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
24

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard High Dividend Yield Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
25

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6232 062024

Semiannual Report   |   April 30, 2024
Vanguard Emerging Markets Government Bond Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	33
Liquidity Risk Management	35

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Emerging Markets Government Bond Index Fund
ETF Shares	$1,000.00	$1,104.30	$1.05
Admiral™ Shares	1,000.00	1,104.20	1.05
Institutional Shares	1,000.00	1,104.30	0.94
Based on Hypothetical 5% Yearly Return
Emerging Markets Government Bond Index Fund
ETF Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,023.87	1.01
Institutional Shares	1,000.00	1,023.97	0.91
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for ETF Shares, 0.20% for Admiral Shares and 0.18% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Emerging Markets Government Bond Index Fund
Fund Allocation
As of April 30, 2024
Saudi Arabia	11.4%
Mexico	10.0
Turkey	7.0
Indonesia	6.6
United Arab Emirates	5.9
Qatar	4.2
Colombia	3.8
Brazil	3.3
Argentina	3.3
China	3.2
Philippines	3.0
Panama	2.6
Chile	2.5
Dominican Republic	2.2
Egypt	2.2
Oman	2.1
Bahrain	2.0
Peru	1.9
Poland	1.8
South Africa	1.6
Romania	1.6
Hungary	1.5
Uruguay	1.4
Nigeria	1.3
Other	13.6
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Emerging Markets Government Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Note/Bond	4.875%	4/30/26	4,105	4,093
	United States Treasury Note/Bond	4.500%	4/15/27	525	520
Total U.S. Government and Agency Obligations (Cost $4,614)					4,613
Corporate Bonds (13.2%)
Azerbaijan (0.2%)
[1]	Southern Gas Corridor CJSC	6.875%	3/24/26	9,300	9,335
Chile (0.3%)
	Corp. Nacional del Cobre de Chile	6.440%	1/26/36	6,900	6,859
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	13,295	8,617
					15,476
China (2.0%)
	China Construction Bank Corp.	2.450%	6/24/30	10,250	9,872
	China Construction Bank Corp.	2.850%	1/21/32	9,650	9,017
	China Taiping Insurance Holdings Co. Ltd.	6.400%	Perpetual	9,550	9,891
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	8,880	8,765
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	7,850	7,683
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	8,865	8,756
	Industrial & Commercial Bank of China Ltd.	3.200%	Perpetual	29,285	27,644
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/30	6,800	5,967
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	11,669	11,124
					98,719
Colombia (0.8%)
	Ecopetrol SA	5.375%	6/26/26	7,499	7,318
	Ecopetrol SA	6.875%	4/29/30	9,500	9,065
	Ecopetrol SA	8.875%	1/13/33	10,975	11,228
	Ecopetrol SA	8.375%	1/19/36	8,905	8,656
	Ecopetrol SA	5.875%	5/28/45	9,544	6,757
					43,024
Indonesia (0.4%)
[2]	Freeport Indonesia PT	5.315%	4/14/32	1,300	1,228
	Freeport Indonesia PT	5.315%	4/14/32	5,800	5,475
	Pertamina Persero PT	6.450%	5/30/44	7,100	7,154
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	7,092	6,754
					20,611
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	6.375%	10/24/48	7,100	6,332
4

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Malaysia (0.6%)
	Petronas Capital Ltd.	3.500%	4/21/30	10,575	9,499
	Petronas Capital Ltd.	4.500%	3/18/45	7,375	6,172
	Petronas Capital Ltd.	4.550%	4/21/50	13,100	10,871
	Petronas Capital Ltd.	3.404%	4/28/61	8,100	5,153
					31,695
Mexico (3.9%)
	Mexico City Airport Trust	5.500%	7/31/47	9,129	7,498
	Petroleos Mexicanos	6.875%	8/4/26	12,250	11,861
	Petroleos Mexicanos	6.490%	1/23/27	7,306	6,851
	Petroleos Mexicanos	6.500%	3/13/27	19,044	17,824
	Petroleos Mexicanos	5.350%	2/12/28	10,250	8,963
[3]	Petroleos Mexicanos	8.750%	6/2/29	8,078	7,798
	Petroleos Mexicanos	6.840%	1/23/30	11,460	9,937
	Petroleos Mexicanos	5.950%	1/28/31	17,972	14,205
[3]	Petroleos Mexicanos	6.700%	2/16/32	32,092	26,252
	Petroleos Mexicanos	10.000%	2/7/33	9,413	9,224
	Petroleos Mexicanos	6.625%	6/15/35	13,426	9,908
	Petroleos Mexicanos	6.500%	6/2/41	7,446	4,919
	Petroleos Mexicanos	6.750%	9/21/47	26,475	16,896
	Petroleos Mexicanos	6.350%	2/12/48	7,511	4,646
	Petroleos Mexicanos	7.690%	1/23/50	38,402	26,784
	Petroleos Mexicanos	6.950%	1/28/60	18,222	11,592
					195,158
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/47	10,087	6,148
Qatar (0.9%)
	Qatar Energy	1.375%	9/12/26	7,600	6,919
	Qatar Energy	2.250%	7/12/31	16,800	13,680
	Qatar Energy	3.125%	7/12/41	17,961	12,897
	Qatar Energy	3.300%	7/12/51	17,925	11,929
					45,425
Saudi Arabia (3.0%)
	Gaci First Investment Co.	5.000%	1/29/29	8,100	7,874
	Gaci First Investment Co.	4.750%	2/14/30	8,880	8,496
	Gaci First Investment Co.	5.250%	1/29/34	6,730	6,431
	Gaci First Investment Co.	4.875%	2/14/35	10,150	9,360
	Gaci First Investment Co.	5.125%	2/14/53	9,875	8,138
	Gaci First Investment Co.	5.375%	1/29/54	6,190	5,241
	SA Global Sukuk Ltd.	1.602%	6/17/26	9,349	8,639
	SA Global Sukuk Ltd.	2.694%	6/17/31	13,250	11,108
	Saudi Arabian Oil Co.	3.500%	4/16/29	14,991	13,782
	Saudi Arabian Oil Co.	2.250%	11/24/30	9,825	8,085
	Saudi Arabian Oil Co.	4.250%	4/16/39	14,975	12,636
	Saudi Arabian Oil Co.	4.375%	4/16/49	14,010	11,093
	Saudi Arabian Oil Co.	3.250%	11/24/50	10,733	6,894
	Saudi Arabian Oil Co.	3.500%	11/24/70	10,630	6,581
	Saudi Electricity Sukuk Programme Co.	5.684%	4/11/53	7,170	6,820
	Suci Second Investment Co.	6.000%	10/25/28	11,250	11,437
	Suci Second Investment Co.	5.171%	3/5/31	9,400	9,166
					151,781
5

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Arab Emirates (0.9%)
[3]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	10,500	9,033
	DP World Crescent Ltd.	5.500%	9/13/33	7,850	7,674
[2]	DP World Ltd.	6.850%	7/2/37	7,470	7,855
	DP World Salaam	6.000%	Perpetual	7,175	7,122
	MDGH GMTN RSC Ltd.	3.700%	11/7/49	7,628	5,439
	MDGH GMTN RSC Ltd.	3.950%	5/21/50	9,550	7,099
					44,222
Total Corporate Bonds (Cost $749,073)					667,926
Sovereign Bonds (84.8%)
Angola (0.8%)
	Republic of Angola	9.500%	11/12/25	3,800	3,866
	Republic of Angola	8.250%	5/9/28	8,567	8,074
	Republic of Angola	8.000%	11/26/29	8,523	7,758
	Republic of Angola	8.750%	4/14/32	7,925	7,151
	Republic of Angola	9.375%	5/8/48	8,050	6,854
	Republic of Angola	9.125%	11/26/49	6,600	5,494
					39,197
Argentina (3.2%)
[4]	Provincia de Buenos Aires, 6.625% coupon rate effective 9/1/24	6.375%	9/1/37	29,054	12,860
	Republic of Argentina	1.000%	7/9/29	12,646	7,452
[4]	Republic of Argentina, 1.750% coupon rate effective 7/9/27	0.750%	7/9/30	76,713	44,410
[4]	Republic of Argentina, 4.125% coupon rate effective 7/9/24	3.625%	7/9/35	97,830	44,865
[4]	Republic of Argentina, 4.125% coupon rate effective 7/9/24	3.625%	7/9/46	10,153	4,850
[4]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	50,022	21,902
[4]	Republic of Argentina, 5.000% coupon rate effective 7/9/24	4.250%	1/9/38	54,655	27,774
					164,113
Armenia (0.1%)
	Republic of Armenia	3.950%	9/26/29	2,550	2,168
	Republic of Armenia	3.600%	2/2/31	3,450	2,737
					4,905
Azerbaijan (0.1%)
[3]	Republic of Azerbaijan	3.500%	9/1/32	5,460	4,514
Bahamas (0.1%)
[3]	Commonwealth of Bahamas	6.000%	11/21/28	3,334	2,967
[3]	Commonwealth of Bahamas	8.950%	10/15/32	4,150	3,992
					6,959
Bahrain (1.9%)
	CBB International Sukuk Co. 7 SPC	6.875%	10/5/25	4,270	4,306
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/27	4,706	4,507
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/27	4,825	4,520
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/29	4,743	4,248
	CBB International Sukuk Programme Co. WLL	6.250%	10/18/30	4,250	4,252
[2]	CBB International Sukuk Programme Co. WLL	6.000%	2/12/31	3,600	3,560
	CBB International Sukuk Programme Co. WLL	6.000%	2/12/31	1,100	1,089
	Kingdom of Bahrain	7.000%	1/26/26	7,670	7,720
	Kingdom of Bahrain	4.250%	1/25/28	2,475	2,291
	Kingdom of Bahrain	7.000%	10/12/28	7,350	7,489
	Kingdom of Bahrain	6.750%	9/20/29	6,100	6,079
	Kingdom of Bahrain	7.375%	5/14/30	5,050	5,179
	Kingdom of Bahrain	5.625%	9/30/31	5,245	4,842
	Kingdom of Bahrain	5.450%	9/16/32	5,350	4,809
6

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kingdom of Bahrain	5.250%	1/25/33	6,630	5,779
	Kingdom of Bahrain	5.625%	5/18/34	6,250	5,486
	Kingdom of Bahrain	7.750%	4/18/35	6,275	6,394
	Kingdom of Bahrain	7.500%	2/12/36	5,500	5,471
	Kingdom of Bahrain	6.000%	9/19/44	5,625	4,479
	Kingdom of Bahrain	7.500%	9/20/47	4,025	3,726
	Kingdom of Bahrain	6.250%	1/25/51	1,930	1,548
					97,774
Belarus (0.1%)
[5]	Republic of Belarus	5.875%	2/24/26	1,975	799
[5]	Republic of Belarus	7.625%	6/29/27	2,035	831
[5]	Republic of Belarus	6.200%	2/28/30	2,100	818
[5]	Republic of Belarus	6.378%	2/24/31	2,700	1,055
					3,503
Benin (0.1%)
[3]	Benin Intl Gov Bond	7.960%	2/13/38	3,650	3,455
Bermuda (0.2%)
	Government of Bermuda	3.717%	1/25/27	2,850	2,696
	Government of Bermuda	2.375%	8/20/30	2,900	2,394
	Government of Bermuda	5.000%	7/15/32	4,100	3,876
	Government of Bermuda	3.375%	8/20/50	3,250	2,122
					11,088
Bolivia (0.1%)
[3]	Bolivian Government	4.500%	3/20/28	4,806	2,681
	Bolivian Government	7.500%	3/2/30	4,060	2,388
					5,069
Brazil (3.3%)
	Federative Republic of Brazil	2.875%	6/6/25	6,979	6,746
	Federative Republic of Brazil	6.000%	4/7/26	10,600	10,628
	Federative Republic of Brazil	10.125%	5/15/27	3,715	4,168
	Federative Republic of Brazil	4.625%	1/13/28	14,607	13,995
	Federative Republic of Brazil	4.500%	5/30/29	9,880	9,194
	Federative Republic of Brazil	3.875%	6/12/30	16,700	14,671
	Federative Republic of Brazil	6.250%	3/18/31	9,800	9,726
	Federative Republic of Brazil	3.750%	9/12/31	7,080	6,003
	Federative Republic of Brazil	6.000%	10/20/33	10,870	10,387
	Federative Republic of Brazil	8.250%	1/20/34	5,768	6,432
	Federative Republic of Brazil	6.125%	3/15/34	11,200	10,700
	Federative Republic of Brazil	7.125%	1/20/37	8,060	8,309
	Federative Republic of Brazil	5.625%	1/7/41	10,690	9,213
	Federative Republic of Brazil	5.000%	1/27/45	16,173	12,187
	Federative Republic of Brazil	5.625%	2/21/47	12,257	9,973
	Federative Republic of Brazil	4.750%	1/14/50	19,429	13,680
	Federative Republic of Brazil	7.125%	5/13/54	10,850	10,356
					166,368
Chile (2.2%)
	Republic of Chile	3.125%	1/21/26	3,098	2,970
	Republic of Chile	2.750%	1/31/27	7,144	6,619
	Republic of Chile	3.240%	2/6/28	8,559	7,899
	Republic of Chile	4.850%	1/22/29	8,482	8,256
	Republic of Chile	2.450%	1/31/31	6,872	5,719
	Republic of Chile	2.550%	1/27/32	7,475	6,107
	Republic of Chile	2.550%	7/27/33	10,272	8,063
7

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Chile	3.500%	1/31/34	6,900	5,827
	Republic of Chile	4.950%	1/5/36	7,920	7,368
	Republic of Chile	3.100%	5/7/41	12,885	9,025
	Republic of Chile	4.340%	3/7/42	9,545	7,921
	Republic of Chile	3.860%	6/21/47	5,305	3,925
	Republic of Chile	3.500%	1/25/50	11,050	7,578
	Republic of Chile	4.000%	1/31/52	4,550	3,368
	Republic of Chile	3.500%	4/15/53	7,400	5,049
	Republic of Chile	5.330%	1/5/54	7,075	6,429
	Republic of Chile	3.100%	1/22/61	9,950	5,812
	Republic of Chile	3.250%	9/21/71	4,380	2,561
					110,496
China (1.2%)
	China Government Bond	0.550%	10/21/25	10,220	9,553
	China Government Bond	1.250%	10/26/26	5,300	4,840
	China Government Bond	2.625%	11/2/27	5,189	4,835
	China Government Bond	3.500%	10/19/28	4,800	4,578
	China Government Bond	2.125%	12/3/29	9,325	8,206
	China Government Bond	1.200%	10/21/30	11,186	9,050
	China Government Bond	1.750%	10/26/31	3,850	3,151
	China Government Bond	2.750%	12/3/39	2,475	1,879
	China Government Bond	4.000%	10/19/48	2,550	2,194
	China Government Bond	2.250%	10/21/50	2,299	1,378
	China Government Bond	2.500%	10/26/51	2,550	1,600
	Export-Import Bank of China	3.875%	5/16/26	8,050	7,855
					59,119
Colombia (2.8%)
	Republic of Colombia	4.500%	1/28/26	7,165	6,927
	Republic of Colombia	3.875%	4/25/27	9,079	8,417
	Republic of Colombia	4.500%	3/15/29	9,555	8,553
	Republic of Colombia	3.000%	1/30/30	7,085	5,679
	Republic of Colombia	3.125%	4/15/31	12,147	9,375
	Republic of Colombia	3.250%	4/22/32	9,834	7,379
	Republic of Colombia	8.000%	4/20/33	7,272	7,397
	Republic of Colombia	7.500%	2/2/34	10,498	10,288
	Republic of Colombia	8.000%	11/14/35	9,111	9,172
	Republic of Colombia	7.375%	9/18/37	8,651	8,248
	Republic of Colombia	6.125%	1/18/41	11,929	9,773
	Republic of Colombia	4.125%	2/22/42	4,725	3,007
	Republic of Colombia	5.625%	2/26/44	11,920	8,916
	Republic of Colombia	5.000%	6/15/45	21,470	14,818
	Republic of Colombia	5.200%	5/15/49	13,360	9,206
	Republic of Colombia	4.125%	5/15/51	7,160	4,156
	Republic of Colombia	8.750%	11/14/53	9,060	9,332
	Republic of Colombia	3.875%	2/15/61	6,421	3,450
					144,093
Costa Rica (0.7%)
	Republic of Costa Rica	6.125%	2/19/31	5,813	5,786
[3]	Republic of Costa Rica	6.550%	4/3/34	7,250	7,354
	Republic of Costa Rica	5.625%	4/30/43	2,561	2,256
	Republic of Costa Rica	7.000%	4/4/44	4,630	4,702
	Republic of Costa Rica	7.158%	3/12/45	5,906	6,099
[3]	Republic of Costa Rica	7.300%	11/13/54	7,130	7,430
					33,627
8

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dominican Republic (2.2%)
	Dominican Republic	6.875%	1/29/26	8,520	8,554
	Dominican Republic	5.950%	1/25/27	8,563	8,414
	Dominican Republic	6.000%	7/19/28	6,321	6,197
	Dominican Republic	5.500%	2/22/29	8,320	7,926
	Dominican Republic	4.500%	1/30/30	9,337	8,350
	Dominican Republic	7.050%	2/3/31	3,430	3,471
	Dominican Republic	4.875%	9/23/32	14,350	12,594
	Dominican Republic	6.000%	2/22/33	9,100	8,605
	Dominican Republic	5.300%	1/21/41	7,130	5,847
	Dominican Republic	7.450%	4/30/44	7,400	7,530
	Dominican Republic	6.850%	1/27/45	9,455	9,006
	Dominican Republic	6.500%	2/15/48	4,550	4,168
	Dominican Republic	6.400%	6/5/49	7,050	6,379
	Dominican Republic	5.875%	1/30/60	15,027	12,312
					109,353
Ecuador (0.8%)
[3]	Republic of Ecuador	0.000%	7/31/30	5,545	3,023
[4]	Republic of Ecuador, 5.000% coupon rate effective 7/31/24	2.500%	7/31/40	14,198	7,096
[4]	Republic of Ecuador, 5.500% coupon rate effective 7/31/24	3.500%	7/31/35	35,546	19,356
[4]	Republic of Ecuador, 6.900% coupon rate effective 7/31/24	6.000%	7/31/30	16,440	11,555
					41,030
Egypt (2.1%)
	Arab Republic of Egypt	5.875%	6/11/25	5,850	5,708
	Arab Republic of Egypt	5.250%	10/6/25	4,300	4,073
	Arab Republic of Egypt	3.875%	2/16/26	3,650	3,321
	Arab Republic of Egypt	7.500%	1/31/27	9,200	8,731
	Arab Republic of Egypt	5.800%	9/30/27	5,600	4,981
	Arab Republic of Egypt	6.588%	2/21/28	6,525	5,876
	Arab Republic of Egypt	7.600%	3/1/29	8,445	7,586
	Arab Republic of Egypt	5.875%	2/16/31	7,400	5,772
	Arab Republic of Egypt	7.053%	1/15/32	4,675	3,806
	Arab Republic of Egypt	7.625%	5/29/32	8,069	6,695
	Arab Republic of Egypt	7.300%	9/30/33	5,475	4,387
	Arab Republic of Egypt	6.875%	4/30/40	2,675	1,875
	Arab Republic of Egypt	8.500%	1/31/47	11,221	8,562
	Arab Republic of Egypt	7.903%	2/21/48	6,800	4,933
	Arab Republic of Egypt	8.700%	3/1/49	8,155	6,308
	Arab Republic of Egypt	8.875%	5/29/50	9,390	7,381
	Arab Republic of Egypt	8.750%	9/30/51	3,625	2,801
	Arab Republic of Egypt	8.150%	11/20/59	2,950	2,138
[2]	Arab Republic of Egypt	7.500%	2/16/61	400	272
	Arab Republic of Egypt	7.500%	2/16/61	6,375	4,334
	Egyptian Financial Co. for Sovereign Taskeek	10.875%	2/28/26	7,175	7,422
					106,962
El Salvador (0.5%)
	Republic of El Salvador	6.375%	1/18/27	3,025	2,681
	Republic of El Salvador	8.625%	2/28/29	2,550	2,237
[2]	Republic of El Salvador	0.250%	4/17/30	2,100	61
[2,3]	Republic of El Salvador	9.250%	4/17/30	4,870	4,329
	Republic of El Salvador	8.250%	4/10/32	2,559	2,040
	Republic of El Salvador	7.650%	6/15/35	4,563	3,301
	Republic of El Salvador	7.625%	2/1/41	3,357	2,305
	Republic of El Salvador	7.125%	1/20/50	5,190	3,363
9

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of El Salvador	9.500%	7/15/52	4,580	3,621
					23,938
Gabon (0.2%)
	Republic of Gabon	6.950%	6/16/25	2,400	2,316
[3]	Republic of Gabon	6.625%	2/6/31	4,550	3,571
	Republic of Gabon	7.000%	11/24/31	2,725	2,146
					8,033
Georgia (0.0%)
	Republic of Georgia	2.750%	4/22/26	2,350	2,176
Ghana (0.6%)
[3,5]	Republic of Ghana	8.125%	1/18/26	4,195	2,090
[3,5]	Republic of Ghana	6.375%	2/11/27	6,176	2,976
[3,5]	Republic of Ghana	7.875%	3/26/27	3,155	1,527
[3,5]	Republic of Ghana	7.750%	4/7/29	4,450	2,163
[3,5]	Republic of Ghana	7.625%	5/16/29	6,100	2,958
[3]	Republic of Ghana	10.750%	10/14/30	4,400	2,867
[3,5]	Republic of Ghana	8.125%	3/26/32	5,600	2,717
[5]	Republic of Ghana	8.625%	4/7/34	4,550	2,211
[3,5]	Republic of Ghana	7.875%	2/11/35	5,754	2,785
[5]	Republic of Ghana	8.875%	5/7/42	2,300	1,109
[3,5]	Republic of Ghana	8.627%	6/16/49	4,150	1,962
[3,5]	Republic of Ghana	8.950%	3/26/51	5,425	2,629
[3,5]	Republic of Ghana	8.750%	3/11/61	3,700	1,792
					29,786
Guatemala (0.6%)
	Republic of Guatemala	4.500%	5/3/26	3,300	3,177
	Republic of Guatemala	4.375%	6/5/27	2,400	2,257
	Republic of Guatemala	4.875%	2/13/28	3,050	2,878
	Republic of Guatemala	5.250%	8/10/29	2,400	2,267
[3]	Republic of Guatemala	4.900%	6/1/30	2,300	2,142
	Republic of Guatemala	5.375%	4/24/32	2,550	2,375
	Republic of Guatemala	7.050%	10/4/32	2,400	2,460
	Republic of Guatemala	3.700%	10/7/33	2,175	1,717
	Republic of Guatemala	6.600%	6/13/36	5,700	5,605
	Republic of Guatemala	4.650%	10/7/41	2,300	1,749
[3]	Republic of Guatemala	6.125%	6/1/50	6,681	5,857
					32,484
Honduras (0.1%)
	Republic of Honduras	6.250%	1/19/27	3,000	2,845
	Republic of Honduras	5.625%	6/24/30	3,300	2,833
					5,678
Hungary (1.4%)
	Republic of Hungary	6.125%	5/22/28	10,150	10,267
	Republic of Hungary	5.250%	6/16/29	8,450	8,194
	Republic of Hungary	2.125%	9/22/31	10,800	8,328
	Republic of Hungary	6.250%	9/22/32	8,600	8,682
	Republic of Hungary	5.500%	6/16/34	4,795	4,570
	Republic of Hungary	5.500%	3/26/36	12,500	11,679
	Republic of Hungary	7.625%	3/29/41	8,430	9,369
	Republic of Hungary	3.125%	9/21/51	9,200	5,486
	Republic of Hungary	6.750%	9/25/52	6,050	6,233
					72,808
10

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indonesia (6.1%)
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	7,369	7,285
	Perusahaan Penerbit SBSN Indonesia III	2.300%	6/23/25	3,255	3,131
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	8,845	8,693
	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	5,245	4,833
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	10,035	9,711
	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	8,625	8,382
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	8,690	8,399
	Perusahaan Penerbit SBSN Indonesia III	5.400%	11/15/28	4,450	4,444
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	6,410	6,166
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	4,835	4,191
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	3,850	3,192
	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/32	7,700	7,305
[2]	Perusahaan Penerbit SBSN Indonesia III	5.600%	11/15/33	2,900	2,927
	Perusahaan Penerbit SBSN Indonesia III	5.600%	11/15/33	3,200	3,230
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	3,700	2,708
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	3,000	2,104
	Republic of Indonesia	4.750%	1/8/26	9,675	9,573
	Republic of Indonesia	4.350%	1/8/27	5,975	5,799
	Republic of Indonesia	3.850%	7/18/27	4,570	4,360
	Republic of Indonesia	4.150%	9/20/27	3,725	3,582
	Republic of Indonesia	3.500%	1/11/28	6,236	5,822
	Republic of Indonesia	4.550%	1/11/28	5,050	4,894
	Republic of Indonesia	4.100%	4/24/28	5,100	4,853
	Republic of Indonesia	4.750%	2/11/29	5,858	5,699
	Republic of Indonesia	4.400%	3/10/29	2,750	2,640
	Republic of Indonesia	3.400%	9/18/29	3,650	3,323
	Republic of Indonesia	2.850%	2/14/30	6,050	5,281
	Republic of Indonesia	3.850%	10/15/30	8,050	7,359
	Republic of Indonesia	1.850%	3/12/31	5,875	4,664
	Republic of Indonesia	2.150%	7/28/31	5,650	4,530
	Republic of Indonesia	3.550%	3/31/32	4,800	4,194
	Republic of Indonesia	4.650%	9/20/32	6,825	6,418
	Republic of Indonesia	4.850%	1/11/33	6,180	5,909
	Republic of Indonesia	4.700%	2/10/34	3,300	3,115
	Republic of Indonesia	8.500%	10/12/35	7,200	8,903
	Republic of Indonesia	6.625%	2/17/37	6,812	7,390
	Republic of Indonesia	7.750%	1/17/38	9,100	10,869
	Republic of Indonesia	5.250%	1/17/42	10,375	10,037
	Republic of Indonesia	4.625%	4/15/43	7,560	6,657
	Republic of Indonesia	6.750%	1/15/44	9,360	10,426
	Republic of Indonesia	5.125%	1/15/45	9,201	8,615
	Republic of Indonesia	5.950%	1/8/46	6,316	6,525
	Republic of Indonesia	5.250%	1/8/47	6,900	6,471
	Republic of Indonesia	4.750%	7/18/47	5,400	4,777
	Republic of Indonesia	4.350%	1/11/48	8,250	6,767
	Republic of Indonesia	5.350%	2/11/49	4,523	4,303
	Republic of Indonesia	3.700%	10/30/49	4,680	3,405
	Republic of Indonesia	3.500%	2/14/50	3,827	2,658
	Republic of Indonesia	4.200%	10/15/50	7,750	6,127
	Republic of Indonesia	3.050%	3/12/51	8,700	5,662
	Republic of Indonesia	4.300%	3/31/52	3,725	2,985
	Republic of Indonesia	5.450%	9/20/52	3,050	2,906
	Republic of Indonesia	5.650%	1/11/53	3,780	3,705
	Republic of Indonesia	5.100%	2/10/54	3,950	3,590
11

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	3.200%	9/23/61	2,950	1,808
	Republic of Indonesia	4.450%	4/15/70	4,700	3,700
	Republic of Indonesia	3.350%	3/12/71	4,050	2,493
					309,495
Iraq (0.1%)
[3]	Republic of Iraq	5.800%	1/15/28	6,423	6,000
Ivory Coast (0.4%)
[3]	Ivory Coast	6.375%	3/3/28	3,550	3,448
[3]	Ivory Coast	7.625%	1/30/33	5,950	5,685
[3]	Ivory Coast	6.125%	6/15/33	4,800	4,171
[2,3]	Ivory Coast	8.250%	1/30/37	5,750	5,503
[3]	Ivory Coast	8.250%	1/30/37	1,950	1,864
					20,671
Jamaica (0.5%)
[3]	Jamaica	6.750%	4/28/28	6,015	6,126
[3]	Jamaica	8.000%	3/15/39	5,955	6,888
	Jamaica	7.875%	7/28/45	8,555	9,801
					22,815
Jordan (0.6%)
	Kingdom of Jordan	4.950%	7/7/25	2,000	1,920
	Kingdom of Jordan	6.125%	1/29/26	4,800	4,659
	Kingdom of Jordan	5.750%	1/31/27	4,200	3,987
	Kingdom of Jordan	7.750%	1/15/28	3,360	3,351
	Kingdom of Jordan	7.500%	1/13/29	6,850	6,755
	Kingdom of Jordan	5.850%	7/7/30	5,661	5,093
	Kingdom of Jordan	7.375%	10/10/47	4,825	4,119
					29,884
Kazakhstan (0.4%)
	Republic of Kazakhstan	5.125%	7/21/25	9,825	9,826
	Republic of Kazakhstan	4.875%	10/14/44	2,950	2,730
	Republic of Kazakhstan	4.875%	10/14/44	2,100	1,944
	Republic of Kazakhstan	6.500%	7/21/45	7,080	7,759
					22,259
Kenya (0.6%)
	Republic of Kenya	7.000%	5/22/27	4,125	3,980
	Republic of Kenya	7.250%	2/28/28	4,375	4,122
	Republic of Kenya	9.750%	2/16/31	8,950	8,973
	Republic of Kenya	8.000%	5/22/32	4,700	4,290
	Republic of Kenya	6.300%	1/23/34	4,650	3,679
	Republic of Kenya	8.250%	2/28/48	4,575	3,856
					28,900
Kuwait (0.4%)
	Kuwait	3.500%	3/20/27	21,050	20,078
Lebanon (0.1%)
[5]	Lebanon Republic	6.250%	6/12/25	275	18
[5]	Lebanon Republic	6.600%	11/27/26	8,815	568
[5]	Lebanon Republic	6.850%	3/23/27	6,980	452
[5]	Lebanon Republic	6.750%	11/29/27	5,814	374
[5]	Lebanon Republic	6.650%	11/3/28	4,230	273
[5]	Lebanon Republic	6.850%	5/25/29	3,650	237
[5]	Lebanon Republic	6.650%	2/26/30	8,045	520
[5]	Lebanon Republic	7.000%	3/23/32	6,145	397
12

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Lebanon Republic	7.050%	11/2/35	2,200	142
[5]	Lebanon Republic	7.250%	3/23/37	3,350	218
					3,199
Malaysia (0.3%)
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	2,325	2,051
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	4,450	4,283
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	2,350	1,992
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/31	3,925	3,257
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/51	2,650	1,827
					13,410
Maldives (0.0%)
	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	2,165	1,995
Mexico (6.0%)
	United Mexican States	4.125%	1/21/26	9,572	9,308
	United Mexican States	4.150%	3/28/27	10,970	10,539
	United Mexican States	3.750%	1/11/28	9,195	8,589
	United Mexican States	5.400%	2/9/28	6,000	5,930
	United Mexican States	4.500%	4/22/29	15,120	14,298
	United Mexican States	5.000%	5/7/29	5,150	4,968
	United Mexican States	3.250%	4/16/30	11,125	9,650
	United Mexican States	2.659%	5/24/31	17,092	13,861
	United Mexican States	8.300%	8/15/31	5,315	6,188
	United Mexican States	4.750%	4/27/32	11,765	10,768
	United Mexican States	7.500%	4/8/33	3,700	4,068
	United Mexican States	4.875%	5/19/33	10,705	9,779
	United Mexican States	3.500%	2/12/34	13,403	10,758
	United Mexican States	6.750%	9/27/34	8,285	8,568
	United Mexican States	6.350%	2/9/35	13,190	13,135
	United Mexican States	6.000%	5/7/36	19,270	18,592
	United Mexican States	6.050%	1/11/40	13,173	12,529
	United Mexican States	4.280%	8/14/41	11,712	8,972
	United Mexican States	4.750%	3/8/44	17,656	13,985
	United Mexican States	5.550%	1/21/45	13,329	11,798
	United Mexican States	4.600%	1/23/46	11,505	8,783
	United Mexican States	4.350%	1/15/47	5,806	4,288
	United Mexican States	4.600%	2/10/48	9,198	6,965
	United Mexican States	4.500%	1/31/50	9,271	6,911
	United Mexican States	5.000%	4/27/51	11,705	9,313
	United Mexican States	4.400%	2/12/52	10,510	7,566
	United Mexican States	6.338%	5/4/53	13,920	12,984
	United Mexican States	6.400%	5/7/54	11,700	11,030
	United Mexican States	3.771%	5/24/61	14,715	8,926
	United Mexican States	3.750%	4/19/71	14,030	8,319
	United Mexican States	5.750%	10/12/10	12,542	10,387
					301,755
Mongolia (0.3%)
	Mongolia	5.125%	4/7/26	2,843	2,751
	Mongolia	3.500%	7/7/27	2,300	2,052
	Mongolia	8.650%	1/19/28	2,900	2,979
[2]	Mongolia	7.250%	3/12/31	3,550	3,548
	Mongolia	4.450%	7/7/31	2,600	2,160
					13,490
13

Emerging Markets Government Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Morocco (0.5%)
Kingdom of Morocco	2.375%	12/15/27	3,950	3,473
Kingdom of Morocco	5.950%	3/8/28	5,925	5,889
Kingdom of Morocco	3.000%	12/15/32	4,825	3,763
Kingdom of Morocco	6.500%	9/8/33	5,825	5,819
Kingdom of Morocco	5.500%	12/11/42	3,385	2,883
Kingdom of Morocco	4.000%	12/15/50	6,000	3,942
				25,769
Mozambique (0.1%)
Republic of Mozambique	9.000%	9/15/31	4,150	3,474
Namibia (0.1%)
Repubilc of Namibia	5.250%	10/29/25	200	197
Republic of Namibia	5.250%	10/29/25	3,450	3,404
				3,601
Nigeria (1.3%)
Republic of Nigeria	7.625%	11/21/25	5,500	5,454
Republic of Nigeria	6.500%	11/28/27	7,100	6,585
Republic of Nigeria	6.125%	9/28/28	6,410	5,662
Republic of Nigeria	8.375%	3/24/29	5,927	5,597
Republic of Nigeria	7.143%	2/23/30	6,400	5,629
Republic of Nigeria	8.747%	1/21/31	4,572	4,305
Republic of Nigeria	7.875%	2/16/32	7,000	6,129
Republic of Nigeria	7.375%	9/28/33	7,478	6,207
Republic of Nigeria	7.696%	2/23/38	6,117	4,829
Republic of Nigeria	7.625%	11/28/47	6,786	5,059
Republic of Nigeria	9.248%	1/21/49	3,050	2,719
Republic of Nigeria	8.250%	9/28/51	6,400	5,019
				63,194
Oman (2.0%)
Oman Sovereign Sukuk Co.	5.932%	10/31/25	6,131	6,137
Oman Sovereign Sukuk Co.	4.875%	6/15/30	8,058	7,805
Sultanate of Oman	4.750%	6/15/26	11,175	10,905
Sultanate of Oman	5.375%	3/8/27	8,528	8,377
Sultanate of Oman	6.750%	10/28/27	7,165	7,310
Sultanate of Oman	5.625%	1/17/28	11,375	11,196
Sultanate of Oman	6.000%	8/1/29	10,272	10,290
Sultanate of Oman	6.250%	1/25/31	8,550	8,641
Sultanate of Oman	7.375%	10/28/32	4,887	5,280
Sultanate of Oman	6.500%	3/8/47	9,415	9,138
Sultanate of Oman	6.750%	1/17/48	12,600	12,455
Sultanate of Oman	7.000%	1/25/51	5,000	5,107
				102,641
Pakistan (0.5%)
Islamic Republic of Pakistan	8.250%	9/30/25	2,225	2,126
Islamic Republic of Pakistan	6.000%	4/8/26	6,475	5,842
Islamic Republic of Pakistan	6.875%	12/5/27	7,150	6,151
Islamic Republic of Pakistan	7.375%	4/8/31	6,500	5,171
Islamic Republic of Pakistan	8.875%	4/8/51	4,345	3,326
Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/29	4,350	3,796
				26,412
Panama (2.5%)
Republic of Panama	7.125%	1/29/26	4,676	4,717
Republic of Panama	3.750%	4/17/26	5,840	5,521
14

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Panama	8.875%	9/30/27	4,929	5,214
	Republic of Panama	3.875%	3/17/28	5,950	5,356
	Republic of Panama	9.375%	4/1/29	4,730	5,163
	Republic of Panama	3.160%	1/23/30	7,600	6,195
	Republic of Panama	7.500%	3/1/31	5,140	5,213
	Republic of Panama	3.362%	6/30/31	4,660	3,623
	Republic of Panama	2.252%	9/29/32	11,830	8,187
	Republic of Panama	3.298%	1/19/33	5,080	3,792
	Republic of Panama	6.400%	2/14/35	10,975	10,075
[3]	Republic of Panama	6.700%	1/26/36	9,705	9,114
	Republic of Panama	6.875%	1/31/36	4,900	4,624
	Republic of Panama	8.000%	3/1/38	5,809	5,933
[3]	Republic of Panama	4.500%	5/15/47	5,930	3,907
[3]	Republic of Panama	4.500%	4/16/50	12,220	7,849
[3]	Republic of Panama	4.300%	4/29/53	8,195	5,044
	Republic of Panama	6.853%	3/28/54	6,680	5,814
	Republic of Panama	4.500%	4/1/56	11,929	7,387
	Republic of Panama	7.875%	3/1/57	3,291	3,225
[3]	Republic of Panama	3.870%	7/23/60	14,077	7,739
	Republic of Panama	4.500%	1/19/63	7,158	4,372
					128,064
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/28	2,400	2,263
Paraguay (0.5%)
	Republic of Paraguay	4.700%	3/27/27	2,430	2,342
[3]	Republic of Paraguay	4.950%	4/28/31	4,930	4,629
	Republic of Paraguay	2.739%	1/29/33	2,900	2,291
	Republic of Paraguay	3.849%	6/28/33	2,500	2,117
	Republic of Paraguay	5.850%	8/21/33	2,264	2,191
[2,3]	Republic of Paraguay	6.000%	2/9/36	2,080	2,026
[3]	Republic of Paraguay	6.000%	2/9/36	300	293
	Republic of Paraguay	6.100%	8/11/44	4,830	4,473
	Republic of Paraguay	5.600%	3/13/48	2,610	2,252
[3]	Republic of Paraguay	5.400%	3/30/50	5,375	4,487
					27,101
Peru (1.7%)
	Republic of Peru	7.350%	7/21/25	3,259	3,315
	Republic of Peru	2.392%	1/23/26	4,040	3,813
	Republic of Peru	4.125%	8/25/27	3,342	3,193
	Republic of Peru	2.844%	6/20/30	3,400	2,894
	Republic of Peru	2.783%	1/23/31	16,046	13,348
	Republic of Peru	1.862%	12/1/32	4,815	3,530
	Republic of Peru	8.750%	11/21/33	10,270	12,225
	Republic of Peru	3.000%	1/15/34	11,267	8,838
[3]	Republic of Peru	6.550%	3/14/37	5,361	5,550
	Republic of Peru	3.300%	3/11/41	5,935	4,204
	Republic of Peru	5.625%	11/18/50	11,906	11,041
	Republic of Peru	3.550%	3/10/51	7,944	5,343
	Republic of Peru	2.780%	12/1/60	9,936	5,241
	Republic of Peru	3.600%	1/15/72	5,055	3,077
	Republic of Peru	3.230%	7/28/21	4,772	2,510
					88,122
15

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Philippines (3.0%)
	Republic of Philippines	5.500%	3/30/26	4,700	4,713
	Republic of Philippines	3.229%	3/29/27	2,400	2,263
	Republic of Philippines	5.170%	10/13/27	2,300	2,282
	Republic of Philippines	3.000%	2/1/28	9,175	8,433
	Republic of Philippines	4.625%	7/17/28	2,350	2,286
	Republic of Philippines	3.750%	1/14/29	7,050	6,560
	Republic of Philippines	9.500%	2/2/30	10,015	12,044
	Republic of Philippines	2.457%	5/5/30	4,825	4,085
	Republic of Philippines	7.750%	1/14/31	8,575	9,639
	Republic of Philippines	1.648%	6/10/31	6,025	4,683
	Republic of Philippines	1.950%	1/6/32	3,650	2,847
	Republic of Philippines	6.375%	1/15/32	4,755	5,003
	Republic of Philippines	3.556%	9/29/32	3,775	3,282
	Republic of Philippines	5.609%	4/13/33	3,950	3,969
	Republic of Philippines	5.000%	7/17/33	5,925	5,714
	Republic of Philippines	6.375%	10/23/34	9,045	9,650
	Republic of Philippines	5.000%	1/13/37	6,205	5,900
	Republic of Philippines	3.950%	1/20/40	9,425	7,687
	Republic of Philippines	3.700%	3/1/41	9,375	7,325
	Republic of Philippines	3.700%	2/2/42	9,345	7,254
	Republic of Philippines	2.950%	5/5/45	6,750	4,446
	Republic of Philippines	2.650%	12/10/45	7,300	4,526
	Republic of Philippines	3.200%	7/6/46	10,625	7,206
	Republic of Philippines	4.200%	3/29/47	4,650	3,696
	Republic of Philippines	5.950%	10/13/47	3,350	3,408
	Republic of Philippines	5.500%	1/17/48	6,050	5,816
[2]	ROP Sukuk Trust	5.045%	6/6/29	600	590
	ROP Sukuk Trust	5.045%	6/6/29	4,690	4,606
					149,913
Poland (1.8%)
	Bank Gospodarstwa Krajowego	5.375%	5/22/33	8,825	8,541
[6]	Republic of Poland	3.250%	4/6/26	8,410	8,108
	Republic of Poland	5.500%	11/16/27	7,480	7,516
	Republic of Poland	4.625%	3/18/29	6,500	6,316
	Republic of Poland	5.750%	11/16/32	7,970	8,116
	Republic of Poland	4.875%	10/4/33	12,725	12,126
	Republic of Poland	5.125%	9/18/34	13,230	12,719
	Republic of Poland	5.500%	4/4/53	13,590	12,898
	Republic of Poland	5.500%	3/18/54	14,780	13,894
					90,234
Qatar (3.2%)
	State of Qatar	3.250%	6/2/26	17,650	16,950
	State of Qatar	4.500%	4/23/28	14,335	14,054
	State of Qatar	4.000%	3/14/29	19,175	18,378
	State of Qatar	3.750%	4/16/30	16,159	15,105
[2]	State of Qatar	9.750%	6/15/30	5,293	6,598
[2]	State of Qatar	6.400%	1/20/40	4,855	5,273
[2]	State of Qatar	5.750%	1/20/42	4,300	4,388
	State of Qatar	4.625%	6/2/46	9,450	8,276
	State of Qatar	5.103%	4/23/48	28,120	25,981
	State of Qatar	4.817%	3/14/49	28,705	25,337
	State of Qatar	4.400%	4/16/50	24,665	20,494
					160,834
16

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Romania (1.6%)
	Romania	3.000%	2/27/27	6,234	5,751
	Romania	5.250%	11/25/27	4,440	4,310
	Romania	6.625%	2/17/28	7,900	8,007
[2]	Romania	5.875%	1/30/29	7,940	7,768
	Romania	5.875%	1/30/29	1,490	1,460
	Romania	3.000%	2/14/31	6,142	5,016
	Romania	3.625%	3/27/32	5,020	4,162
	Romania	7.125%	1/17/33	7,682	7,934
[2]	Romania	6.375%	1/30/34	8,664	8,460
	Romania	6.375%	1/30/34	730	714
	Romania	6.000%	5/25/34	4,880	4,672
	Romania	6.125%	1/22/44	4,720	4,412
	Romania	5.125%	6/15/48	6,418	5,253
	Romania	4.000%	2/14/51	9,154	6,151
	Romania	7.625%	1/17/53	5,952	6,348
					80,418
Rwanda (0.0%)
	Republic of Rwanda	5.500%	8/9/31	2,900	2,341
Saudi Arabia (8.2%)
	Kingdom of Saudi Arabia	2.900%	10/22/25	11,500	11,081
	Kingdom of Saudi Arabia	3.250%	10/26/26	24,639	23,464
	Kingdom of Saudi Arabia	2.500%	2/3/27	6,800	6,299
	Kingdom of Saudi Arabia	4.750%	1/18/28	15,875	15,573
	Kingdom of Saudi Arabia	3.625%	3/4/28	23,872	22,487
	Kingdom of Saudi Arabia	4.375%	4/16/29	19,075	18,303
[2]	Kingdom of Saudi Arabia	4.750%	1/16/30	9,600	9,261
	Kingdom of Saudi Arabia	4.750%	1/16/30	3,691	3,562
	Kingdom of Saudi Arabia	4.500%	4/17/30	16,692	15,919
	Kingdom of Saudi Arabia	3.250%	10/22/30	7,679	6,796
	Kingdom of Saudi Arabia	2.750%	2/3/32	5,745	4,799
	Kingdom of Saudi Arabia	5.500%	10/25/32	12,700	12,722
	Kingdom of Saudi Arabia	2.250%	2/2/33	13,745	10,702
	Kingdom of Saudi Arabia	4.875%	7/18/33	18,755	18,019
[2]	Kingdom of Saudi Arabia	5.000%	1/16/34	16,200	15,596
	Kingdom of Saudi Arabia	5.000%	1/16/34	1,000	963
	Kingdom of Saudi Arabia	4.500%	10/26/46	31,175	25,344
	Kingdom of Saudi Arabia	4.625%	10/4/47	21,368	17,514
	Kingdom of Saudi Arabia	5.000%	4/17/49	16,650	14,406
	Kingdom of Saudi Arabia	5.250%	1/16/50	16,867	15,088
	Kingdom of Saudi Arabia	3.250%	11/17/51	5,795	3,645
	Kingdom of Saudi Arabia	5.000%	1/18/53	15,875	13,428
[2]	Kingdom of Saudi Arabia	5.750%	1/16/54	17,650	16,464
	Kingdom of Saudi Arabia	5.750%	1/16/54	4,907	4,584
	Kingdom of Saudi Arabia	3.750%	1/21/55	13,123	8,888
	Kingdom of Saudi Arabia	4.500%	4/22/60	14,050	10,823
	Kingdom of Saudi Arabia	3.450%	2/2/61	10,430	6,455
	KSA Sukuk Ltd.	3.628%	4/20/27	20,225	19,293
	KSA Sukuk Ltd.	5.268%	10/25/28	11,398	11,413
	KSA Sukuk Ltd.	4.303%	1/19/29	9,300	8,930
	KSA Sukuk Ltd.	4.274%	5/22/29	13,300	12,701
	KSA Sukuk Ltd.	2.969%	10/29/29	13,815	12,292
	KSA Sukuk Ltd.	2.250%	5/17/31	7,652	6,308
17

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	KSA Sukuk Ltd.	4.511%	5/22/33	13,925	13,139
					416,261
Senegal (0.2%)
[3]	Republic of Senegal	6.250%	5/23/33	5,225	4,416
[3]	Republic of Senegal	6.750%	3/13/48	4,800	3,531
					7,947
Serbia (0.3%)
	Republic of Serbia	6.250%	5/26/28	3,600	3,604
	Republic of Serbia	2.125%	12/1/30	5,695	4,441
	Republic of Serbia	6.500%	9/26/33	4,750	4,748
					12,793
South Africa (1.6%)
	Republic of South Africa	5.875%	9/16/25	8,450	8,381
	Republic of South Africa	4.875%	4/14/26	6,488	6,283
	Republic of South Africa	4.850%	9/27/27	4,875	4,585
	Republic of South Africa	4.300%	10/12/28	10,000	8,906
	Republic of South Africa	4.850%	9/30/29	9,875	8,792
	Republic of South Africa	5.875%	6/22/30	6,489	5,972
	Republic of South Africa	5.875%	4/20/32	7,400	6,576
	Republic of South Africa	6.250%	3/8/41	3,991	3,213
	Republic of South Africa	5.375%	7/24/44	4,400	3,105
	Republic of South Africa	5.000%	10/12/46	4,525	2,970
	Republic of South Africa	5.650%	9/27/47	7,185	5,088
	Republic of South Africa	6.300%	6/22/48	2,740	2,102
	Republic of South Africa	5.750%	9/30/49	14,050	9,927
	Republic of South Africa	7.300%	4/20/52	7,275	6,153
					82,053
Sri Lanka (0.5%)
[5]	Republic of Sri Lanka	6.125%	6/3/25	2,550	1,464
[5]	Republic of Sri Lanka	6.850%	11/3/25	6,925	3,967
[5]	Republic of Sri Lanka	6.825%	7/18/26	5,700	3,265
[5]	Republic of Sri Lanka	6.200%	5/11/27	6,900	3,931
[5]	Republic of Sri Lanka	6.750%	4/18/28	6,200	3,518
[5]	Republic of Sri Lanka	7.850%	3/14/29	6,675	3,785
[5]	Republic of Sri Lanka	7.550%	3/28/30	7,100	4,012
					23,942
Suriname (0.1%)
[2]	Republic of Suriname	7.950%	7/15/33	1,560	1,439
	Republic of Suriname	7.950%	7/15/33	2,010	1,857
					3,296
Tajikistan (0.0%)
[3]	Republic of Tajikistan	7.125%	9/14/27	2,350	2,154
Trinidad & Tobago (0.2%)
	Republic of Trinidad & Tobago	4.500%	8/4/26	4,560	4,395
	Republic of Trinidad & Tobago	4.500%	6/26/30	2,650	2,427
[2]	Republic of Trinidad & Tobago	5.950%	1/14/31	1,400	1,378
	Republic of Trinidad & Tobago	5.950%	1/14/31	1,300	1,281
					9,481
Turkey (6.8%)
	Hazine Mustesarligi Varlik Kiralama A/S	9.758%	11/13/25	11,900	12,542
	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	11,875	11,566
	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/27	14,000	14,223
18

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Hazine Mustesarligi Varlik Kiralama A/S	8.509%	1/14/29	7,240	7,623
	Hazine Mustesarligi Varlik Kiralama A/S	8.509%	1/14/29	5,125	5,393
	Republic of Turkey	6.375%	10/14/25	10,958	11,003
	Republic of Turkey	4.750%	1/26/26	8,630	8,439
	Republic of Turkey	4.250%	4/14/26	7,362	7,102
	Republic of Turkey	4.875%	10/9/26	14,474	14,014
	Republic of Turkey	6.000%	3/25/27	15,542	15,309
	Republic of Turkey	8.600%	9/24/27	10,250	10,833
	Republic of Turkey	9.875%	1/15/28	15,605	17,133
	Republic of Turkey	5.125%	2/17/28	9,950	9,406
	Republic of Turkey	6.125%	10/24/28	13,553	13,185
	Republic of Turkey	9.375%	3/14/29	11,100	12,020
	Republic of Turkey	7.625%	4/26/29	15,025	15,252
	Republic of Turkey	11.875%	1/15/30	6,472	7,990
	Republic of Turkey	5.250%	3/13/30	9,149	8,216
	Republic of Turkey	9.125%	7/13/30	12,125	13,037
	Republic of Turkey	5.950%	1/15/31	11,060	10,113
	Republic of Turkey	5.875%	6/26/31	9,450	8,567
	Republic of Turkey	9.375%	1/19/33	12,775	14,098
	Republic of Turkey	6.500%	9/20/33	7,875	7,279
	Republic of Turkey	8.000%	2/14/34	6,446	6,625
	Republic of Turkey	7.625%	5/15/34	14,900	14,725
	Republic of Turkey	6.875%	3/17/36	13,365	12,376
	Republic of Turkey	7.250%	3/5/38	3,625	3,435
	Republic of Turkey	6.750%	5/30/40	8,600	7,577
	Republic of Turkey	6.000%	1/14/41	14,515	11,682
	Republic of Turkey	4.875%	4/16/43	14,600	9,989
	Republic of Turkey	6.625%	2/17/45	14,200	11,857
	Republic of Turkey	5.750%	5/11/47	17,070	12,639
					345,248
Ukraine (0.4%)
[5]	Ukraine	7.750%	9/1/25	5,850	1,871
[5]	Ukraine	8.994%	2/1/26	3,020	969
[5]	Ukraine	7.750%	9/1/26	7,330	2,151
[5]	Ukraine	7.750%	9/1/27	6,255	1,784
[5]	Ukraine	7.750%	9/1/28	6,705	1,899
[5]	Ukraine	7.750%	9/1/29	6,755	1,882
[5]	Ukraine	9.750%	11/1/30	7,100	2,161
[5]	Ukraine	6.876%	5/21/31	8,350	2,100
[5]	Ukraine	7.375%	9/25/34	14,380	3,584
[5]	Ukraine	7.253%	3/15/35	11,975	2,982
					21,383
United Arab Emirates (4.9%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	5,630	5,686
	Dubai DOF Sukuk Ltd.	4.800%	5/21/29	1,000	1,000
	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	6,225	5,543
	Emirate of Abu Dhabi	3.125%	5/3/26	13,447	12,882
	Emirate of Abu Dhabi	3.125%	10/11/27	19,600	18,327
	Emirate of Abu Dhabi	1.625%	6/2/28	9,917	8,642
[2]	Emirate of Abu Dhabi	4.875%	4/30/29	7,200	7,134
	Emirate of Abu Dhabi	2.500%	9/30/29	15,025	13,226
	Emirate of Abu Dhabi	3.125%	4/16/30	14,875	13,346
	Emirate of Abu Dhabi	1.700%	3/2/31	7,450	6,006
	Emirate of Abu Dhabi	1.875%	9/15/31	8,950	7,195
	Emirate of Abu Dhabi	2.000%	10/19/31	4,875	3,959
19

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Emirate of Abu Dhabi	4.050%	7/7/32	8,250	7,699
	Emirate of Abu Dhabi	4.917%	9/25/33	7,155	7,080
[2]	Emirate of Abu Dhabi	5.000%	4/30/34	7,200	7,125
	Emirate of Abu Dhabi	2.875%	10/19/41	4,865	3,385
	Emirate of Abu Dhabi	4.125%	10/11/47	13,645	10,924
	Emirate of Abu Dhabi	3.125%	9/30/49	18,575	12,241
	Emirate of Abu Dhabi	3.875%	4/16/50	19,850	14,867
	Emirate of Abu Dhabi	3.000%	9/15/51	5,625	3,561
	Emirate of Abu Dhabi	4.951%	7/7/52	5,975	5,359
[2]	Emirate of Abu Dhabi	5.500%	4/30/54	8,600	8,340
	Emirate of Abu Dhabi	3.250%	10/19/61	9,550	6,133
	Emirate of Abu Dhabi	2.700%	9/2/70	6,800	3,664
	Emirate of Dubai	5.250%	1/30/43	4,425	4,065
	Emirate of Dubai	3.900%	9/9/50	7,392	5,187
	Finance Department Government of Sharjah	6.500%	11/23/32	5,474	5,529
	Finance Department Government of Sharjah	3.625%	3/10/33	4,325	3,558
[2]	Finance Department Government of Sharjah	6.125%	3/6/36	3,800	3,695
	Finance Department Government of Sharjah	4.000%	7/28/50	4,673	2,904
	Finance Department Government of Sharjah	4.375%	3/10/51	2,506	1,673
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	4,470	4,299
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	4,340	3,990
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	6,475	6,134
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	5,114	4,511
	Sharjah Sukuk Program Ltd.	3.886%	4/4/30	3,175	2,865
	Sharjah Sukuk Program Ltd.	3.200%	7/13/31	3,400	2,867
	Sharjah Sukuk Program Ltd.	6.092%	3/19/34	4,100	4,157
					248,758
Uruguay (1.3%)
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	6,586	6,489
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	9,882	9,478
	Oriental Republic of Uruguay	7.875%	1/15/33	3,990	4,649
	Oriental Republic of Uruguay	5.750%	10/28/34	10,502	10,691
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	5,146	6,006
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	3,310	2,780
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	18,746	17,098
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	12,364	10,903
					68,094
Uzbekistan (0.2%)
[2]	Republic of Uzbekistan	7.850%	10/12/28	2,400	2,456
	Republic of Uzbekistan	7.850%	10/12/28	1,500	1,537
	Republic of Uzbekistan	5.375%	2/20/29	2,225	2,036
	Republic of Uzbekistan	3.700%	11/25/30	2,475	2,003
	Republic of Uzbekistan	3.900%	10/19/31	2,825	2,256
					10,288
Zambia (0.1%)
[5]	Republic of Zambia	8.970%	7/30/27	5,950	4,348
Total Sovereign Bonds (Cost $4,716,661)					4,290,906
20

Emerging Markets Government Bond Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[7]	Vanguard Market Liquidity Fund (Cost $24,032)	5.394%	240,346	24,032
Total Investments (98.6%) (Cost $5,494,380)	4,987,477
Other Assets and Liabilities—Net (1.4%)	69,408
Net Assets (100.0%)	5,056,885
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Guaranteed by the Republic of Azerbaijan.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $144,897,000, representing 2.9% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Step bond.
5	Non-income-producing security—security in default.
6	Securities with a value of $556,000 have been segregated as initial margin for open futures contracts.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GMTN—Global Medium Term Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	June 2024	13	1,554	(3)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2024	(20)	(2,095)	6
10-Year U.S. Treasury Note	June 2024	(15)	(1,611)	16
				22
				19

See accompanying Notes, which are an integral part of the Financial Statements.
21

Emerging Markets Government Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,470,348)	4,963,445
Affiliated Issuers (Cost $24,032)	24,032
Total Investments in Securities	4,987,477
Investment in Vanguard	132
Cash Collateral Received for ETF Capital Activity	14,812
Receivables for Investment Securities Sold	89,711
Receivables for Accrued Income	66,244
Receivables for Capital Shares Issued	638
Variation Margin Receivable—Futures Contracts	66
Total Assets	5,159,080
Liabilities
Due to Custodian	110
Payables for Investment Securities Purchased	86,615
Collateral for ETF Capital Activity	14,812
Payables for Capital Shares Redeemed	83
Payables for Distributions	165
Payables to Vanguard	410
Total Liabilities	102,195
Net Assets	5,056,885
At April 30, 2024, net assets consisted of:

Paid-in Capital	5,891,837
Total Distributable Earnings (Loss)	(834,952)
Net Assets	5,056,885

ETF Shares—Net Assets
Applicable to 76,887,426 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,782,724
Net Asset Value Per Share—ETF Shares	$62.20

Admiral Shares—Net Assets
Applicable to 9,620,780 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	149,981
Net Asset Value Per Share—Admiral Shares	$15.59

Institutional Shares—Net Assets
Applicable to 4,966,723 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	124,180
Net Asset Value Per Share—Institutional Shares	$25.00

See accompanying Notes, which are an integral part of the Financial Statements.
22

Emerging Markets Government Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Interest[1]	129,195
Total Income	129,195
Expenses
The Vanguard Group—Note B
Investment Advisory Services	42
Management and Administrative—ETF Shares	3,598
Management and Administrative—Admiral Shares	144
Management and Administrative—Institutional Shares	101
Marketing and Distribution—ETF Shares	95
Marketing and Distribution—Admiral Shares	4
Marketing and Distribution—Institutional Shares	2
Custodian Fees	46
Shareholders’ Reports—ETF Shares	101
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	4,143
Expenses Paid Indirectly	(5)
Net Expenses	4,138
Net Investment Income	125,057
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(52,321)
Futures Contracts	(50)
Realized Net Gain (Loss)	(52,371)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	285,266
Futures Contracts	(60)
Change in Unrealized Appreciation (Depreciation)	285,206
Net Increase (Decrease) in Net Assets Resulting from Operations	357,892
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $388,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $8,024,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Emerging Markets Government Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	125,057	197,395
Realized Net Gain (Loss)	(52,371)	(65,358)
Change in Unrealized Appreciation (Depreciation)	285,206	57,071
Net Increase (Decrease) in Net Assets Resulting from Operations	357,892	189,108
Distributions
ETF Shares	(109,209)	(183,338)
Admiral Shares	(4,450)	(8,955)
Institutional Shares	(3,478)	(6,836)
Total Distributions	(117,137)	(199,129)
Capital Share Transactions
ETF Shares	1,338,010	649,377
Admiral Shares	(8,857)	(9,562)
Institutional Shares	4,518	60,803
Net Increase (Decrease) from Capital Share Transactions	1,333,671	700,618
Total Increase (Decrease)	1,574,426	690,597
Net Assets
Beginning of Period	3,482,459	2,791,862
End of Period	5,056,885	3,482,459

See accompanying Notes, which are an integral part of the Financial Statements.
24

Emerging Markets Government Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$57.98	$57.55	$78.02	$78.01	$80.38	$74.27
Investment Operations
Net Investment Income[1]	1.867	3.407	3.170	3.190	3.551	3.738
Net Realized and Unrealized Gain (Loss) on Investments[2]	4.147	.484	(20.455)	(.036)	(2.322)	6.044
Total from Investment Operations	6.014	3.891	(17.285)	3.154	1.229	9.782
Distributions
Dividends from Net Investment Income	(1.794)	(3.461)	(3.185)	(3.144)	(3.599)	(3.672)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.794)	(3.461)	(3.185)	(3.144)	(3.599)	(3.672)
Net Asset Value, End of Period	$62.20	$57.98	$57.55	$78.02	$78.01	$80.38
Total Return	10.43%	6.62%	-22.68%	4.06%	1.65%	13.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,783	$3,223	$2,582	$3,024	$1,853	$1,538
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	6.03%	5.58%	4.73%	4.02%	4.55%	4.79%
Portfolio Turnover Rate[4]	15%	17%	17%	16%	21%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $0.02, $.02, $.00, $.00, and $.00.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Emerging Markets Government Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.53	$14.42	$19.58	$19.58	$20.16	$18.63
Investment Operations
Net Investment Income[1]	.468	.856	.798	.806	.897	.939
Net Realized and Unrealized Gain (Loss) on Investments	1.045	.127	(5.149)	(.015)	(.586)	1.521
Total from Investment Operations	1.513	.983	(4.351)	.791	.311	2.460
Distributions
Dividends from Net Investment Income	(.453)	(.873)	(.809)	(.791)	(.891)	(.930)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.453)	(.873)	(.809)	(.791)	(.891)	(.930)
Net Asset Value, End of Period	$15.59	$14.53	$14.42	$19.58	$19.58	$20.16
Total Return[2]	10.42%	6.65%	-22.67%	4.04%	1.66%	13.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$150	$148	$156	$242	$243	$273
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	6.01%	5.57%	4.69%	4.03%	4.57%	4.79%
Portfolio Turnover Rate[4]	15%	17%	17%	16%	21%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Emerging Markets Government Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.30	$23.13	$31.41	$31.40	$32.33	$29.88
Investment Operations
Net Investment Income[1]	.754	1.381	1.286	1.298	1.443	1.522
Net Realized and Unrealized Gain (Loss) on Investments	1.675	.196	(8.261)	(.014)	(.938)	2.425
Total from Investment Operations	2.429	1.577	(6.975)	1.284	.505	3.947
Distributions
Dividends from Net Investment Income	(.729)	(1.407)	(1.305)	(1.274)	(1.435)	(1.497)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.729)	(1.407)	(1.305)	(1.274)	(1.435)	(1.497)
Net Asset Value, End of Period	$25.00	$23.30	$23.13	$31.41	$31.40	$32.33
Total Return[2]	10.43%	6.64%	-22.66%	4.10%	1.68%	13.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$124	$112	$54	$45	$42	$51
Ratio of Total Expenses to Average Net Assets	0.18%[3]	0.18%[3]	0.18%[3]	0.18%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	6.03%	5.60%	4.79%	4.05%	4.59%	4.81%
Portfolio Turnover Rate[4]	15%	17%	17%	16%	21%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Emerging Markets Government Bond Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
28

Emerging Markets Government Bond Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
29

Emerging Markets Government Bond Index Fund
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $132,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
30

Emerging Markets Government Bond Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,613	—	4,613
Corporate Bonds	—	667,926	—	667,926
Sovereign Bonds	—	4,290,906	—	4,290,906
Temporary Cash Investments	24,032	—	—	24,032
Total	24,032	4,963,445	—	4,987,477
Derivative Financial Instruments
Assets
Futures Contracts[1]	22	—	—	22
Liabilities
Futures Contracts[1]	3	—	—	3
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,502,425
Gross Unrealized Appreciation	23,123
Gross Unrealized Depreciation	(538,052)
Net Unrealized Appreciation (Depreciation)	(514,929)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $320,552,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2024, the fund purchased $447,928,000 of investment securities and sold $423,394,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $200,481,000 and $197,989,000, respectively. In addition, the fund purchased and sold investment securities of $1,533,104,000 and $255,864,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
31

Emerging Markets Government Bond Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,598,412	25,501	779,938	12,816
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(260,402)	(4,200)	(130,561)	(2,100)
Net Increase (Decrease)—ETF Shares	1,338,010	21,301	649,377	10,716
Admiral Shares
Issued[1]	8,398	535	22,784	1,474
Issued in Lieu of Cash Distributions	3,378	215	6,930	451
Redeemed	(20,633)	(1,316)	(39,276)	(2,541)
Net Increase (Decrease)—Admiral Shares	(8,857)	(566)	(9,562)	(616)
Institutional Shares
Issued[1]	10,205	405	78,060	3,196
Issued in Lieu of Cash Distributions	3,478	138	6,786	276
Redeemed	(9,165)	(374)	(24,043)	(992)
Net Increase (Decrease)—Institutional Shares	4,518	169	60,803	2,480
1	Includes purchase fees for fiscal 2024 and 2023 of $147,000 and $1,183,000, respectively (fund totals).
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
32

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Emerging Markets Government Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
33

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
34

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Government Bond Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
35

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q11202 062024

Semiannual Report   |   April 30, 2024
Vanguard Global Minimum Volatility Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	22
Liquidity Risk Management	24

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Global Minimum Volatility Fund
Investor Shares	$1,000.00	$1,127.90	$1.11
Admiral™ Shares	1,000.00	1,128.40	0.74
Based on Hypothetical 5% Yearly Return
Global Minimum Volatility Fund
Investor Shares	$1,000.00	$1,023.82	$1.06
Admiral Shares	1,000.00	1,024.17	0.70
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.21% for Investor Shares and 0.14% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Global Minimum Volatility Fund
Fund Allocation
As of April 30, 2024
United States	57.8%
Japan	9.3
India	4.3
Taiwan	3.8
United Kingdom	3.7
Australia	3.6
Canada	2.8
China	2.6
Switzerland	2.6
South Korea	2.5
Brazil	1.2
France	1.2
Other	4.6
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Minimum Volatility Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.0%)
Australia (3.5%)
	Wesfarmers Ltd.	545,144	23,354
	Brambles Ltd.	960,207	9,033
	Medibank Pvt Ltd.	3,618,625	8,293
	Telstra Group Ltd.	3,225,707	7,621
	Insurance Australia Group Ltd.	1,170,507	4,849
	Coles Group Ltd.	422,572	4,407
	Transurban Group	495,006	3,974
	Santos Ltd.	539,750	2,649
	Aurizon Holdings Ltd.	653,675	1,606
	REA Group Ltd.	8,828	1,012
	Steadfast Group Ltd.	258,832	942
	CAR Group Ltd.	31,641	686
	Washington H Soul Pattinson & Co. Ltd.	30,785	644
	Ampol Ltd.	16,935	400
			69,470
Belgium (0.1%)
	Colruyt Group NV	42,922	1,986
Brazil (1.2%)
	Itau Unibanco Holding SA ADR	2,747,501	16,622
	Petroleo Brasileiro SA ADR	261,585	4,217
	Banco Bradesco SA ADR	637,270	1,721
	Petroleo Brasileiro SA ADR (XNYS)	35,139	596
	Ultrapar Participacoes SA ADR	43,687	219
			23,375
Canada (2.8%)
	Dollarama Inc.	240,125	20,031
	Intact Financial Corp.	103,014	16,932
[1]	Hydro One Ltd.	398,110	11,151
	Pembina Pipeline Corp.	100,407	3,533
	TMX Group Ltd.	56,030	1,484
	BCE Inc.	22,225	730
	Definity Financial Corp.	16,587	553
	Thomson Reuters Corp.	2,570	388
			54,802
China (2.6%)
	Tencent Holdings Ltd.	245,700	10,782
	China Shenhua Energy Co. Ltd. Class H	2,368,000	9,828
		Shares	Market Value• ($000)
[1]	Nongfu Spring Co. Ltd. Class H	1,119,800	6,579
*,1,2	East Buy Holding Ltd.	2,344,521	4,957
	Sinopharm Group Co. Ltd. Class H	1,432,400	3,617
	Tsingtao Brewery Co. Ltd. Class H	414,000	2,983
	China Resources Power Holdings Co. Ltd.	680,000	1,691
	Anhui Conch Cement Co. Ltd. Class H	649,414	1,507
	Yum China Holdings Inc.	34,500	1,292
	BYD Electronic International Co. Ltd.	355,000	1,196
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	199,200	1,193
	China Pacific Insurance Group Co. Ltd. Class H	495,800	1,086
[1,2]	Meitu Inc.	2,507,000	1,029
*,1	Kuaishou Technology	144,900	1,016
*	Trip.com Group Ltd.	19,650	957
	Want Want China Holdings Ltd.	1,567,000	894
	New China Life Insurance Co. Ltd. Class H	318,300	610
			51,217
Denmark (0.1%)
	Pandora A/S	10,111	1,539
Finland (0.2%)
	Sampo OYJ Class A	96,026	3,897
France (1.1%)
	Orange SA	1,735,805	19,320
	Edenred SE	31,915	1,514
	Vivendi SE	133,458	1,358
	Bollore SE	68,388	444
			22,636
Germany (0.3%)
	Beiersdorf AG	9,805	1,474
	Deutsche Post AG	28,826	1,207
	SAP SE	6,501	1,174
[1]	Scout24 SE	8,416	618
	Nemetschek SE	6,696	591
	Fielmann Group AG	9,924	463
			5,527
Hong Kong (0.9%)
	CLP Holdings Ltd.	1,286,105	10,116
4

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	Power Assets Holdings Ltd.	1,094,770	6,280
	Chow Tai Fook Jewellery Group Ltd.	828,200	1,127
			17,523
India (4.2%)
	ICICI Bank Ltd. ADR	1,216,932	33,502
	Infosys Ltd. ADR	1,196,722	19,997
	Dr Reddy's Laboratories Ltd. ADR	264,109	19,404
	HDFC Bank Ltd. ADR	147,373	8,489
	Wipro Ltd. ADR	261,182	1,408
[1]	Reliance Industries Ltd. GDR	14,942	1,054
			83,854
Indonesia (0.1%)
	Telkom Indonesia Persero Tbk PT ADR	157,981	3,073
Israel (0.0%)
	Elbit Systems Ltd.	102	21
Italy (0.3%)
	Assicurazioni Generali SpA	121,765	2,969
	UnipolSai Assicurazioni SpA	589,372	1,687
[1]	Infrastrutture Wireless Italiane SpA	33,655	361
	Azimut Holding SpA	13,695	361
			5,378
Japan (9.2%)
	Softbank Corp.	2,452,700	29,584
	East Japan Railway Co.	1,063,200	19,487
	Canon Inc.	630,500	17,065
	Central Japan Railway Co.	626,300	14,322
	Yamada Holdings Co. Ltd.	3,252,100	9,309
	Skylark Holdings Co. Ltd.	616,900	8,791
	Kyushu Railway Co.	360,100	7,748
	Japan Tobacco Inc.	277,400	7,463
	McDonald's Holdings Co. Japan Ltd.	164,100	7,219
	Osaka Gas Co. Ltd.	273,600	6,084
	West Japan Railway Co.	302,200	5,736
	Japan Post Holdings Co. Ltd.	484,100	4,649
	KDDI Corp.	162,800	4,517
	Kagome Co. Ltd.	166,200	4,249
	Tokyu Corp.	324,200	3,838
	Nintendo Co. Ltd.	73,200	3,570
	Tobu Railway Co. Ltd.	157,300	3,121
	Hankyu Hanshin Holdings Inc.	117,400	3,078
	Toho Co. Ltd.	59,200	1,983
	ENEOS Holdings Inc.	386,200	1,784
	Shimamura Co. Ltd.	29,200	1,439
	Disco Corp.	4,800	1,367
	ABC-Mart Inc.	61,100	1,217
	Tokyo Seimitsu Co. Ltd.	17,500	1,139
	MOS Food Services Inc.	49,900	1,104
	Kintetsu Group Holdings Co. Ltd.	40,500	1,041
	Sawai Group Holdings Co. Ltd.	26,700	995
	Takashimaya Co. Ltd.	61,500	872
	Alfresa Holdings Corp.	58,800	871
	Yamato Holdings Co. Ltd.	62,100	820
		Shares	Market Value• ($000)
	Oracle Corp. Japan	10,200	765
	Yamazaki Baking Co. Ltd.	26,600	644
	Iwatani Corp.	10,300	585
	Citizen Watch Co. Ltd.	83,700	556
	Haseko Corp.	44,100	533
	COMSYS Holdings Corp.	22,500	527
	USS Co. Ltd.	66,400	507
	Kyorin Pharmaceutical Co. Ltd.	43,300	505
	Seven Bank Ltd.	275,300	492
	Seino Holdings Co. Ltd.	34,000	455
	Nagoya Railroad Co. Ltd.	31,700	413
	Tokyo Gas Co. Ltd.	18,400	413
	Yoshinoya Holdings Co. Ltd.	21,000	385
			181,242
Mexico (0.6%)
	Fomento Economico Mexicano SAB de CV ADR	50,514	5,943
	America Movil SAB de CV ADR	214,641	4,091
	Coca-Cola Femsa SAB de CV ADR	11,657	1,156
			11,190
Netherlands (0.5%)
	Koninklijke KPN NV	1,294,769	4,705
	ASM International NV	4,958	3,119
	BE Semiconductor Industries NV	17,874	2,371
			10,195
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	52,654	882
	Infratil Ltd.	81,484	523
			1,405
Norway (0.4%)
	Orkla ASA	949,009	6,456
	Equinor ASA	37,071	986
			7,442
Singapore (0.6%)
	Oversea-Chinese Banking Corp. Ltd.	747,361	7,759
	Singapore Exchange Ltd.	676,426	4,614
			12,373
South Korea (2.2%)
	KT&G Corp.	239,739	15,448
	Samsung Electronics Co. Ltd. (XKRX)	266,509	14,814
	SK Hynix Inc.	56,279	6,945
	Samsung Fire & Marine Insurance Co. Ltd.	10,897	2,439
	Samsung Life Insurance Co. Ltd.	20,362	1,283
	Samsung C&T Corp.	7,099	766
	Industrial Bank of Korea	60,581	609
	Maeil Dairies Co. Ltd.	17,748	521
	S-Oil Corp.	8,116	424
*	Wonik Holdings Co. Ltd.	118,090	302
			43,551
Spain (0.2%)
	Industria de Diseno Textil SA	83,816	3,816
	Acerinox SA	52,952	571
	Enagas SA	30,371	445

5

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	Amadeus IT Group SA	5,731	364
			5,196
Switzerland (2.6%)
	Swisscom AG (Registered)	49,414	27,109
	Novartis AG (Registered)	119,063	11,556
	Kuehne & Nagel International AG (Registered)	20,550	5,431
[1]	Galenica AG	32,533	2,489
	Banque Cantonale Vaudoise (Registered)	17,241	1,803
	Zurich Insurance Group AG	1,570	760
	Chocoladefabriken Lindt & Spruengli AG (Registered)	4	462
	Allreal Holding AG (Registered)	2,370	383
	Partners Group Holding AG	282	363
	Chocoladefabriken Lindt & Spruengli AG	29	334
			50,690
Taiwan (3.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	222,354	30,538
[2]	United Microelectronics Corp. ADR	2,621,367	20,185
	ASE Technology Holding Co. Ltd. ADR	1,658,567	16,652
	Chunghwa Telecom Co. Ltd. ADR	145,028	5,469
			72,844
United Kingdom (3.7%)
	BAE Systems plc	1,764,295	29,344
	Compass Group plc	550,229	15,304
	Sage Group plc	833,901	12,092
	Pearson plc	631,202	7,659
	GSK plc	188,498	3,911
	Mondi plc	65,522	1,242
	Reckitt Benckiser Group plc	21,049	1,177
	Smiths Group plc	36,416	734
[1]	Auto Trader Group plc	59,880	519
	Shell plc (XETR)	12,891	458
	Associated British Foods plc	6,465	214
			72,654
United States (56.8%)
	AptarGroup Inc.	233,232	33,674
	Church & Dwight Co. Inc.	311,719	33,631
	Merck & Co. Inc.	256,509	33,146
	Republic Services Inc.	171,398	32,857
	Cencora Inc.	136,722	32,683
	Waste Management Inc.	156,160	32,484
	Colgate-Palmolive Co.	346,440	31,845
	AbbVie Inc.	184,389	29,989
	McDonald's Corp.	108,486	29,621
	Roper Technologies Inc.	56,548	28,922
	Amdocs Ltd.	340,417	28,592
	Johnson & Johnson	191,972	27,757
	Cisco Systems Inc.	574,445	26,987
	Chemed Corp.	46,681	26,515
		Shares	Market Value• ($000)
	International Business Machines Corp.	154,265	25,639
	Eli Lilly & Co.	31,941	24,949
	General Mills Inc.	345,574	24,349
	McKesson Corp.	42,852	23,021
	Cboe Global Markets Inc.	125,720	22,774
	Lockheed Martin Corp.	47,747	22,199
	White Mountains Insurance Group Ltd.	11,965	21,275
	Progressive Corp.	95,234	19,833
	NewMarket Corp.	33,950	17,889
*	FTI Consulting Inc.	83,011	17,750
	Southern Co.	239,827	17,627
	Amgen Inc.	63,777	17,471
	Williams Cos. Inc.	446,822	17,140
	Gilead Sciences Inc.	262,261	17,099
	Dolby Laboratories Inc. Class A	219,184	17,022
	Motorola Solutions Inc.	49,286	16,715
	Kimberly-Clark Corp.	121,761	16,624
*,3	Equity Commonwealth	885,944	16,585
	Walmart Inc.	257,340	15,273
*	Vertex Pharmaceuticals Inc.	37,806	14,851
	General Dynamics Corp.	49,761	14,286
	Service Corp. International	191,328	13,720
*	Insight Enterprises Inc.	61,062	11,148
*	ServiceNow Inc.	15,598	10,815
*	O'Reilly Automotive Inc.	9,956	10,088
*	Kirby Corp.	91,987	10,039
	IDACORP Inc.	105,640	10,013
	Kraft Heinz Co.	240,859	9,300
	Chevron Corp.	57,014	9,195
	Salesforce Inc.	32,738	8,805
	Flowers Foods Inc.	334,410	8,340
	Electronic Arts Inc.	63,575	8,063
	Globe Life Inc.	104,417	7,953
	Northrop Grumman Corp.	16,270	7,891
	Ryan Specialty Holdings Inc.	154,260	7,611
*	Check Point Software Technologies Ltd.	46,464	6,943
	Atmos Energy Corp.	57,693	6,802
	UnitedHealth Group Inc.	13,303	6,435
	Ecolab Inc.	26,743	6,048
	Duke Energy Corp.	61,212	6,015
	Silgan Holdings Inc.	127,189	5,935
*	CommVault Systems Inc.	57,875	5,930
	W R Berkley Corp.	70,758	5,446
	Sonoco Products Co.	94,660	5,306
*	Akamai Technologies Inc.	50,130	5,060
	Cheniere Energy Inc.	31,716	5,005
	Avery Dennison Corp.	21,703	4,716
	TJX Cos. Inc.	48,200	4,535
*	Grand Canyon Education Inc.	31,546	4,102
	Maximus Inc.	50,342	4,041
	InterDigital Inc.	38,467	3,798
	PNM Resources Inc.	102,310	3,792
	Coca-Cola Co.	61,156	3,778
	Huntington Ingalls Industries Inc.	13,018	3,605
	Intuit Inc.	5,620	3,516
*	MercadoLibre Inc.	2,237	3,263
*	Berkshire Hathaway Inc. Class B	7,993	3,171

6

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	Progress Software Corp.	63,549	3,166
	Murphy USA Inc.	7,355	3,044
	Selective Insurance Group Inc.	28,917	2,939
	Hormel Foods Corp.	82,601	2,937
*	MakeMyTrip Ltd.	43,464	2,878
*	Zscaler Inc.	16,011	2,769
*	CACI International Inc. Class A	6,564	2,640
	Matson Inc.	21,164	2,281
	MDU Resources Group Inc.	73,056	1,805
	Science Applications International Corp.	13,513	1,739
	Kellanova	28,015	1,621
	Laureate Education Inc.	99,408	1,441
*	Yelp Inc.	34,326	1,381
	Loews Corp.	18,331	1,378
	WaFd Inc.	49,591	1,343
	J M Smucker Co.	11,688	1,342
*	Huron Consulting Group Inc.	14,332	1,336
*	CCC Intelligent Solutions Holdings Inc.	116,643	1,309
	RLI Corp.	8,364	1,182
	Graham Holdings Co. Class B	1,661	1,165
*	Prestige Consumer Healthcare Inc.	15,758	1,131
	Procter & Gamble Co.	6,658	1,087
	American States Water Co.	15,287	1,083
	Meta Platforms Inc. Class A	2,267	975
*	Regeneron Pharmaceuticals Inc.	980	873
	Exxon Mobil Corp.	7,214	853
	TFS Financial Corp.	66,194	795
	PepsiCo Inc.	4,465	785
*	NetScout Systems Inc.	35,482	683
	Lam Research Corp.	651	582
*	Enstar Group Ltd.	1,969	572
	Alphabet Inc. Class C	3,103	511
	CME Group Inc.	2,371	497
	NVIDIA Corp.	542	468
	J & J Snack Foods Corp.	3,101	426
*	Blackbaud Inc.	4,734	369
		Shares	Market Value• ($000)
*	Crowdstrike Holdings Inc. Class A	1,218	356
*	F5 Inc.	2,102	348
	Alphabet Inc. Class A	1,277	208
	T-Mobile US Inc.	1,024	168
*	Monday.com Ltd.	852	161
	Costco Wholesale Corp.	39	28
			1,121,952
Total Common Stocks (Cost $1,587,592)			1,935,032
Preferred Stock (0.3%)
	Samsung Electronics Co. Ltd. Preference Shares (Cost $4,801)	115,461	5,391
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[4,5]	Vanguard Market Liquidity Fund, 5.394% (Cost $41,849)	418,593	41,855
Total Investments (100.4%) (Cost $1,634,242)			1,982,278
Other Assets and Liabilities— Net (-0.4%)			(8,411)
Net Assets (100%)			1,973,867
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $30,966,000, representing 1.6% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,417,000.
3	Securities with a value of $1,660,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $29,310,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

7

Global Minimum Volatility Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	71	17,988	(493)
Euro Stoxx 50 Index	June 2024	32	1,672	(4)
S&P ASX 200 Index	June 2024	4	498	(3)
Topix Index	June 2024	9	1,568	34
				(466)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Deutsche Bank AG	5/15/24	AUD	6,879	USD	4,456	3	—
Citibank, N.A.	5/15/24	CAD	1,825	USD	1,350	—	(24)
State Street Bank & Trust Co.	5/15/24	GBP	3,556	USD	4,437	6	—
State Street Bank & Trust Co.	5/15/24	INR	135,184	USD	1,617	1	—
BNP Paribas	5/15/24	JPY	815,201	USD	5,285	—	(104)
UBS AG	5/15/24	JPY	382,267	USD	2,536	—	(106)
UBS AG	5/16/24	KRW	6,284,970	USD	4,544	—	(6)
State Street Bank & Trust Co.	5/15/24	TWD	160,132	USD	4,910	—	(5)
UBS AG	5/15/24	USD	76,240	AUD	116,829	522	—
Royal Bank of Canada	5/15/24	USD	24,785	BRL	126,352	487	—
State Street Bank & Trust Co.	5/15/24	USD	54,037	CAD	73,281	793	—
Royal Bank of Canada	5/15/24	USD	57,179	CHF	51,711	829	—
Toronto-Dominion Bank	5/15/24	USD	1,819	DKK	12,553	21	—
State Street Bank & Trust Co.	5/15/24	USD	56,189	EUR	52,001	660	—
Citibank, N.A.	5/15/24	USD	1,310	EUR	1,207	21	—
State Street Bank & Trust Co.	5/15/24	USD	75,312	GBP	59,881	482	—
Citibank, N.A.	5/15/24	USD	1,409	GBP	1,113	17	—
Barclays Bank plc	5/16/24	USD	66,345	HKD	518,754	—	(5)
State Street Bank & Trust Co.	5/16/24	USD	1,160	HKD	9,070	—	—
State Street Bank & Trust Co.	5/15/24	USD	4,015	IDR	64,142,370	72	—
State Street Bank & Trust Co.	5/15/24	USD	82,033	INR	6,860,739	—	(103)
Toronto-Dominion Bank	5/15/24	USD	190,651	JPY	28,779,405	7,744	—
UBS AG	5/16/24	USD	53,158	KRW	71,723,373	1,371	—
State Street Bank & Trust Co.	5/16/24	USD	3,653	KRW	4,907,791	109	—
BNP Paribas	5/15/24	USD	11,953	MXN	199,423	341	—
JPMorgan Chase Bank, N.A.	5/15/24	USD	7,273	NOK	78,503	203	—
Toronto-Dominion Bank	5/15/24	USD	1,193	NZD	1,999	15	—
Toronto-Dominion Bank	5/15/24	USD	12,283	SGD	16,573	133	—
8

Global Minimum Volatility Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	5/15/24	USD	72,444	TWD	2,322,119	1,313	—
State Street Bank & Trust Co.	5/15/24	USD	2,445	TWD	78,129	51	—
						15,194	(353)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $10,834,000 and cash of $30,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Minimum Volatility Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,592,393)	1,940,423
Affiliated Issuers (Cost $41,849)	41,855
Total Investments in Securities	1,982,278
Investment in Vanguard	60
Foreign Currency, at Value (Cost $1,068)	1,054
Receivables for Accrued Income	6,277
Receivables for Capital Shares Issued	120
Unrealized Appreciation—Forward Currency Contracts	15,194
Total Assets	2,004,983
Liabilities
Due to Custodian	16
Payables for Investment Securities Purchased	47
Collateral for Securities on Loan	29,310
Payables for Capital Shares Redeemed	994
Payables to Vanguard	136
Variation Margin Payable—Futures Contracts	260
Unrealized Depreciation—Forward Currency Contracts	353
Total Liabilities	31,116
Net Assets	1,973,867
1 Includes $25,417,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	1,585,727
Total Distributable Earnings (Loss)	388,140
Net Assets	1,973,867

Investor Shares—Net Assets
Applicable to 14,630,776 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	217,864
Net Asset Value Per Share—Investor Shares	$14.89

Admiral Shares—Net Assets
Applicable to 58,964,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,756,003
Net Asset Value Per Share—Admiral Shares	$29.78

See accompanying Notes, which are an integral part of the Financial Statements.
10

Global Minimum Volatility Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	20,211
Interest[2]	262
Securities Lending—Net	677
Total Income	21,150
Expenses
The Vanguard Group—Note B
Investment Advisory Services	295
Management and Administrative—Investor Shares	171
Management and Administrative—Admiral Shares	853
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—Admiral Shares	31
Custodian Fees	54
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	1,441
Net Investment Income	19,709
Realized Net Gain (Loss)
Investment Securities Sold[2]	23,280
Futures Contracts	2,459
Forward Currency Contracts	5,905
Foreign Currencies	(621)
Realized Net Gain (Loss)	31,023
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	171,674
Futures Contracts	(188)
Forward Currency Contracts	10,478
Foreign Currencies	(112)
Change in Unrealized Appreciation (Depreciation)	181,852
Net Increase (Decrease) in Net Assets Resulting from Operations	232,584
1	Dividends are net of foreign withholding taxes of $1,951,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $238,000, ($1,000), less than $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Global Minimum Volatility Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,709	61,239
Realized Net Gain (Loss)	31,023	(5,290)
Change in Unrealized Appreciation (Depreciation)	181,852	32,295
Net Increase (Decrease) in Net Assets Resulting from Operations	232,584	88,244
Distributions
Investor Shares	(6,489)	(12,533)
Admiral Shares	(52,399)	(89,062)
Total Distributions	(58,888)	(101,595)
Capital Share Transactions
Investor Shares	(9,419)	(50,306)
Admiral Shares	(40,785)	(161,667)
Net Increase (Decrease) from Capital Share Transactions	(50,204)	(211,973)
Total Increase (Decrease)	123,492	(225,324)
Net Assets
Beginning of Period	1,850,375	2,075,699
End of Period	1,973,867	1,850,375

See accompanying Notes, which are an integral part of the Financial Statements.
12

Global Minimum Volatility Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.61	$13.72	$14.83	$12.77	$14.71	$13.78
Investment Operations
Net Investment Income[1]	.142	.407	.347	.252	.293	.428
Net Realized and Unrealized Gain (Loss) on Investments	1.568	.150	(.952)	2.085	(1.571)	1.403
Total from Investment Operations	1.710	.557	(.605)	2.337	(1.278)	1.831
Distributions
Dividends from Net Investment Income	(.430)	(.344)	(.505)	(.277)	(.397)	(.300)
Distributions from Realized Capital Gains	—	(.323)	—	—	(.265)	(.601)
Total Distributions	(.430)	(.667)	(.505)	(.277)	(.662)	(.901)
Net Asset Value, End of Period	$14.89	$13.61	$13.72	$14.83	$12.77	$14.71
Total Return[2]	12.79%	4.05%	-4.28%	18.51%	-9.22%	14.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$218	$208	$260	$301	$338	$643
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%[3]	0.21%[3]	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.02%	2.96%	2.46%	1.77%	2.16%	3.09%
Portfolio Turnover Rate	13%	45%	51%[4]	24%	58%	46%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Global Minimum Volatility Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$27.23	$27.44	$29.67	$25.56	$29.45	$27.58
Investment Operations
Net Investment Income[1]	.294	.832	.712	.520	.608	.878
Net Realized and Unrealized Gain (Loss) on Investments	3.137	.310	(1.910)	4.177	(3.155)	2.819
Total from Investment Operations	3.431	1.142	(1.198)	4.697	(2.547)	3.697
Distributions
Dividends from Net Investment Income	(.881)	(.706)	(1.032)	(.587)	(.812)	(.624)
Distributions from Realized Capital Gains	—	(.646)	—	—	(.531)	(1.203)
Total Distributions	(.881)	(1.352)	(1.032)	(.587)	(1.343)	(1.827)
Net Asset Value, End of Period	$29.78	$27.23	$27.44	$29.67	$25.56	$29.45
Total Return[2]	12.84%	4.15%	-4.24%	18.60%	-9.18%	14.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,756	$1,642	$1,816	$2,449	$2,824	$3,483
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[3]	0.14%[3]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.09%	3.03%	2.52%	1.83%	2.26%	3.16%
Portfolio Turnover Rate	13%	45%	51%[4]	24%	58%	46%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Global Minimum Volatility Fund
Notes to Financial Statements
Vanguard Global Minimum Volatility Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of
15

Global Minimum Volatility Fund
the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented 46% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
16

Global Minimum Volatility Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
17

Global Minimum Volatility Fund
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $60,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
18

Global Minimum Volatility Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,211,319	—	—	1,211,319
Common Stocks—Other	158,717	564,996	—	723,713
Preferred Stock	—	5,391	—	5,391
Temporary Cash Investments	41,855	—	—	41,855
Total	1,411,891	570,387	—	1,982,278
Derivative Financial Instruments
Assets
Futures Contracts[1]	34	—	—	34
Forward Currency Contracts	—	15,194	—	15,194
Total	34	15,194	—	15,228
Liabilities
Futures Contracts[1]	500	—	—	500
Forward Currency Contracts	—	353	—	353
Total	500	353	—	853
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	34	—	34
Unrealized Appreciation—Forward Currency Contracts	—	15,194	15,194
Total Assets	34	15,194	15,228

Unrealized Depreciation—Futures Contracts[1]	500	—	500
Unrealized Depreciation—Forward Currency Contracts	—	353	353
Total Liabilities	500	353	853
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
19

Global Minimum Volatility Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	2,459	—	2,459
Forward Currency Contracts	—	5,905	5,905
Realized Net Gain (Loss) on Derivatives	2,459	5,905	8,364
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(188)	—	(188)
Forward Currency Contracts	—	10,478	10,478
Change in Unrealized Appreciation (Depreciation) on Derivatives	(188)	10,478	10,290
E.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,635,176
Gross Unrealized Appreciation	417,775
Gross Unrealized Depreciation	(56,298)
Net Unrealized Appreciation (Depreciation)	361,477
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $11,392,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2024, the fund purchased $246,266,000 of investment securities and sold $324,494,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2024, such purchases were $4,000 and sales were $54,000, resulting in net realized gain of $33,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
20

Global Minimum Volatility Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	15,654	1,079	20,767	1,508
Issued in Lieu of Cash Distributions	5,970	430	11,654	854
Redeemed	(31,043)	(2,144)	(82,727)	(6,047)
Net Increase (Decrease)—Investor Shares	(9,419)	(635)	(50,306)	(3,685)
Admiral Shares
Issued	45,745	1,580	115,408	4,208
Issued in Lieu of Cash Distributions	46,733	1,685	79,820	2,926
Redeemed	(133,263)	(4,612)	(356,895)	(12,982)
Net Increase (Decrease)—Admiral Shares	(40,785)	(1,347)	(161,667)	(5,848)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
21

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Minimum Volatility Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
22

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
23

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Minimum Volatility Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
24

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q11942 062024

Semiannual Report   |   April 30, 2024
Vanguard International Dividend Index Funds
Vanguard International Dividend Appreciation Index Fund
Vanguard International High Dividend Yield Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
International Dividend Appreciation Index Fund	3
International High Dividend Yield Index Fund	22
Trustees Approve Advisory Arrangements	57
Liquidity Risk Management	59

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
International Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$1,137.40	$0.80
Admiral™ Shares	1,000.00	1,137.20	0.85
International High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,158.40	$1.18
Admiral Shares	1,000.00	1,158.40	1.18
Based on Hypothetical 5% Yearly Return
International Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$1,024.12	$0.75
Admiral Shares	1,000.00	1,024.07	0.81
International High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,023.77	$1.11
Admiral Shares	1,000.00	1,023.77	1.11
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the International Dividend Appreciation Index Fund, 0.15% for ETF Shares and 0.16% for Admiral Shares; and for the International High Dividend Yield Index Fund, 0.22% for ETF Shares and 0.22% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

International Dividend Appreciation Index Fund
Fund Allocation
As of April 30, 2024
Japan	25.2%
Switzerland	16.4
Canada	12.6
United Kingdom	10.3
India	6.3
Germany	5.8
Denmark	5.6
France	5.5
Sweden	2.2
Hong Kong	2.0
Australia	1.5
China	1.1
Other	5.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

International Dividend Appreciation Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Australia (1.5%)
	Northern Star Resources Ltd.	1,834,941	17,393
	Computershare Ltd. (XASX)	907,919	15,951
	Sonic Healthcare Ltd.	762,314	13,101
	CAR Group Ltd.	601,159	13,035
	Altium Ltd.	195,685	8,268
	Washington H Soul Pattinson & Co. Ltd.	391,032	8,183
	Steadfast Group Ltd.	1,758,970	6,402
	Pro Medicus Ltd.	83,249	5,948
	Technology One Ltd.	477,589	4,946
	AUB Group Ltd.	159,422	2,891
	Brickworks Ltd.	138,624	2,388
[1]	Bapcor Ltd.	538,558	2,016
	Collins Foods Ltd.	177,698	1,139
			101,661
Belgium (0.6%)
	UCB SA	192,486	25,526
	Lotus Bakeries NV	653	6,565
	Sofina SA	25,122	5,880
	Elia Group SA	53,916	5,191
			43,162
Brazil (0.1%)
	Raia Drogasil SA	1,779,844	8,768
Canada (12.5%)
	Canadian Natural Resources Ltd.	1,713,422	129,840
	Canadian National Railway Co.	922,749	111,998
	Brookfield Corp.	2,330,589	93,484
	Alimentation Couche-Tard Inc.	1,166,470	64,651
	Intact Financial Corp.	284,942	46,834
	Restaurant Brands International Inc.	499,029	37,859
	Dollarama Inc.	449,285	37,479
	Franco-Nevada Corp.	306,868	36,940
	Fortis Inc. (XTSE)	783,328	30,761
	Loblaw Cos. Ltd.	233,075	25,558
	Brookfield Asset Management Ltd. Class A	553,606	21,149
	Magna International Inc.	425,560	20,341
	Metro Inc.	363,039	18,571
	Imperial Oil Ltd.	256,794	17,656
		Shares	Market Value• ($000)
	TFI International Inc.	126,754	16,507
	Open Text Corp.	434,156	15,330
	Stantec Inc.	182,255	14,511
	George Weston Ltd.	94,466	12,432
	Toromont Industries Ltd.	131,584	12,043
	CCL Industries Inc. Class B	230,403	11,766
	TMX Group Ltd.	442,508	11,716
	FirstService Corp.	65,490	9,619
	Saputo Inc.	392,238	7,542
	Finning International Inc.	229,470	7,199
	Parkland Corp.	221,641	6,828
	Boyd Group Services Inc.	34,251	6,405
	Empire Co. Ltd. Class A	235,996	5,498
	Stella-Jones Inc.	78,805	4,578
	Premium Brands Holdings Corp.	58,949	3,862
	goeasy Ltd.	20,615	2,636
	Maple Leaf Foods Inc.	115,750	2,049
	Badger Infrastructure Solutions Ltd.	55,023	1,797
	Enghouse Systems Ltd.	68,711	1,488
	StorageVault Canada Inc.	378,550	1,301
	Savaria Corp.	89,523	1,074
	Adentra Inc.	27,887	863
			850,165
China (1.1%)
	Kweichow Moutai Co. Ltd. Class A	160,510	37,632
	CSPC Pharmaceutical Group Ltd.	13,296,000	10,918
	Wuliangye Yibin Co. Ltd. Class A	495,100	10,239
	Luzhou Laojiao Co. Ltd. Class A	188,100	4,814
	China National Nuclear Power Co. Ltd. Class A	2,418,800	3,084
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	76,700	2,511
	China Railway Group Ltd. Class A	2,627,700	2,373
	Shanghai Baosight Software Co. Ltd. Class A	228,800	1,292
	Jiangsu King's Luck Brewery JSC Ltd. Class A	160,700	1,271
[2]	China Overseas Property Holdings Ltd.	1,780,000	1,083

International Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Zhejiang Dingli Machinery Co. Ltd. Class A	65,300	590
Lao Feng Xiang Co. Ltd. Class A	39,800	423
Valiant Co. Ltd. Class A	117,900	187
		76,417
Denmark (5.6%)
Novo Nordisk A/S Class B	2,293,526	294,127
DSV A/S	287,266	40,812
Coloplast A/S Class B	197,926	23,863
Carlsberg A/S Class B	144,384	19,421
		378,223
Finland (0.1%)
Huhtamaki OYJ	153,085	5,866
Revenio Group OYJ	43,759	1,220
		7,086
France (5.5%)
Schneider Electric SE	857,237	195,462
Sanofi SA	1,777,354	175,590
		371,052
Germany (5.7%)
SAP SE	1,491,181	269,258
Deutsche Boerse AG	303,411	58,495
Symrise AG	211,938	22,718
Brenntag SE	235,339	18,781
Nemetschek SE	90,146	7,966
Bechtle AG	130,279	6,287
FUCHS SE	55,499	2,029
Atoss Software AG	6,293	1,682
Cewe Stiftung & Co. KGaA	8,334	887
Adesso SE	5,202	605
		388,708
Hong Kong (2.0%)
AIA Group Ltd.	18,076,160	132,396
India (6.2%)
Reliance Industries Ltd.	5,510,197	193,431
Infosys Ltd.	5,700,059	96,243
Hindustan Unilever Ltd.	1,426,332	38,093
ITC Ltd.	4,780,897	24,929
Asian Paints Ltd.	719,869	24,762
Pidilite Industries Ltd.	243,307	8,874
Persistent Systems Ltd.	161,911	6,513
Sundaram Finance Ltd.	108,125	6,140
Astral Ltd. (XNSE)	188,736	4,777
Tata Elxsi Ltd.	55,722	4,704
KEI Industries Ltd.	89,300	4,274
Berger Paints India Ltd.	466,218	2,840
CRISIL Ltd.	38,516	2,009
Grindwell Norton Ltd.	74,462	1,898
ZF Commercial Vehicle Control Systems India Ltd.	7,558	1,238
Caplin Point Laboratories Ltd.	35,666	579
Balaji Amines Ltd.	16,445	430
		421,734
Indonesia (0.8%)
Bank Central Asia Tbk PT	88,602,000	53,275
Ireland (0.3%)
Kerry Group plc Class A	245,572	21,134
Israel (0.0%)
Elco Ltd.	5,719	175
	Shares	Market Value• ($000)
Italy (0.4%)
Recordati Industria Chimica e Farmaceutica SpA	160,116	8,520
Interpump Group SpA	129,963	5,661
Buzzi SpA	150,690	5,430
Reply SpA	35,670	4,657
DiaSorin SpA	41,940	4,236
		28,504
Japan (25.1%)
Sony Group Corp.	2,014,000	166,460
Mitsubishi Corp.	6,673,700	152,625
Hitachi Ltd.	1,480,600	136,601
Shin-Etsu Chemical Co. Ltd.	3,196,320	123,726
Sumitomo Mitsui Financial Group Inc.	2,135,600	121,310
Tokio Marine Holdings Inc.	3,198,000	101,077
Murata Manufacturing Co. Ltd.	3,010,500	55,008
Nippon Telegraph & Telephone Corp.	47,727,743	51,530
Seven & i Holdings Co. Ltd.	3,821,702	49,381
Fujitsu Ltd.	2,776,900	42,898
FUJIFILM Holdings Corp.	1,985,000	42,226
Terumo Corp.	2,387,252	40,498
Chugai Pharmaceutical Co. Ltd.	1,018,800	32,402
Sompo Holdings Inc.	1,582,200	31,312
Kao Corp.	743,800	30,683
Astellas Pharma Inc.	2,888,700	27,725
Asahi Group Holdings Ltd.	809,243	27,683
Sumitomo Realty & Development Co. Ltd.	760,100	26,302
Sekisui House Ltd.	1,058,200	24,318
Unicharm Corp.	703,580	20,906
Shionogi & Co. Ltd.	447,200	20,885
Pan Pacific International Holdings Corp.	851,664	20,002
Nitto Denko Corp.	229,100	18,943
Nitori Holdings Co. Ltd.	139,201	18,630
Nomura Research Institute Ltd.	739,400	17,892
NTT Data Group Corp.	940,667	14,710
Obic Co. Ltd.	105,800	13,592
Nippon Sanso Holdings Corp.	338,500	10,054
Chiba Bank Ltd.	1,157,700	9,779
Yakult Honsha Co. Ltd.	485,700	9,500
Hulic Co. Ltd.	955,475	8,804
Nissan Chemical Corp.	222,532	7,586
TIS Inc.	342,860	7,322
M3 Inc.	683,260	7,228
Kyowa Kirin Co. Ltd.	405,200	6,805
Kurita Water Industries Ltd.	170,300	6,745
Hikari Tsushin Inc.	37,400	6,078
Tokyo Tatemono Co. Ltd.	333,200	5,544
Air Water Inc.	366,100	5,497
Azbil Corp.	195,740	5,467
Nisshin Seifun Group Inc.	416,000	5,427
Nomura Real Estate Holdings Inc.	180,680	5,059
Kobe Bussan Co. Ltd.	231,800	5,006
Alfresa Holdings Corp.	324,400	4,807

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	MonotaRO Co. Ltd.	390,667	4,682
	SCSK Corp.	244,900	4,452
	Lion Corp.	467,634	4,194
	Oracle Corp. Japan	53,300	4,000
	Rinnai Corp.	184,352	3,994
	Yamaguchi Financial Group Inc.	374,567	3,784
	Goldwin Inc.	62,000	3,761
	EXEO Group Inc.	341,300	3,720
	Open House Group Co. Ltd.	112,600	3,424
	Fuji Soft Inc.	86,440	3,383
	GMO Payment Gateway Inc.	73,400	3,357
	Fuyo General Lease Co. Ltd.	37,800	3,242
	Kobayashi Pharmaceutical Co. Ltd.	90,300	3,201
	Sundrug Co. Ltd.	109,624	3,183
	Hisamitsu Pharmaceutical Co. Inc.	124,300	3,016
	Nippon Gas Co. Ltd.	183,567	2,994
	SHO-BOND Holdings Co. Ltd.	77,184	2,981
	Zenkoku Hosho Co. Ltd.	84,900	2,981
	Tokyo Century Corp.	298,800	2,974
	Maruwa Co. Ltd.	13,400	2,824
	Nichias Corp.	97,300	2,667
	NEC Networks & System Integration Corp.	147,800	2,455
	Welcia Holdings Co. Ltd.	164,300	2,416
	Yaoko Co. Ltd.	42,100	2,276
	Takeuchi Manufacturing Co. Ltd.	58,500	2,219
	Morinaga & Co. Ltd.	137,000	2,214
	Fujimi Inc.	98,800	2,143
	Mizuho Leasing Co. Ltd.	299,835	2,142
	Kandenko Co. Ltd.	177,034	1,975
	Ship Healthcare Holdings Inc.	130,867	1,947
	TS Tech Co. Ltd.	154,300	1,900
	Riken Keiki Co. Ltd.	71,800	1,757
	Pilot Corp.	62,600	1,675
	DTS Corp.	60,100	1,640
	SMS Co. Ltd.	117,600	1,627
[2]	Nomura Micro Science Co. Ltd.	50,500	1,615
	Japan Material Co. Ltd.	110,000	1,552
	Kissei Pharmaceutical Co. Ltd.	67,500	1,547
	Mani Inc.	130,300	1,510
	PALTAC Corp.	49,554	1,500
	Nextage Co. Ltd.	81,700	1,434
	Nojima Corp.	116,000	1,386
	Kato Sangyo Co. Ltd.	45,700	1,325
	Rakus Co. Ltd.	130,500	1,319
	Dentsu Soken Inc.	39,200	1,299
	TKC Corp.	54,400	1,252
	Fujitsu General Ltd.	93,900	1,211
	Komeri Co. Ltd.	49,967	1,211
	Tri Chemical Laboratories Inc.	43,000	1,196
	Kohnan Shoji Co. Ltd.	41,900	1,183
	Tokyo Steel Manufacturing Co. Ltd.	111,100	1,179
	Yokogawa Bridge Holdings Corp.	64,800	1,175
	Valor Holdings Co. Ltd.	76,212	1,168
	Shares	Market Value• ($000)
Funai Soken Holdings Inc.	67,300	1,018
Takara Standard Co. Ltd.	81,867	999
Raito Kogyo Co. Ltd.	74,800	972
JCU Corp.	40,600	969
Create SD Holdings Co. Ltd.	44,700	966
MCJ Co. Ltd.	105,500	921
Hogy Medical Co. Ltd.	37,100	877
Noevir Holdings Co. Ltd.	26,400	874
Sekisui Jushi Corp.	52,300	855
Ai Holdings Corp.	55,470	853
Maruzen Showa Unyu Co. Ltd.	27,600	826
Okinawa Cellular Telephone Co.	38,067	818
Ricoh Leasing Co. Ltd.	23,200	789
Yellow Hat Ltd.	58,000	754
Elecom Co. Ltd.	78,832	746
Tsurumi Manufacturing Co. Ltd.	32,867	743
Mitsubishi Research Institute Inc.	23,300	724
Kameda Seika Co. Ltd.	27,300	719
Future Corp.	69,847	705
AZ-COM Maruwa Holdings Inc.	90,034	690
Keihanshin Building Co. Ltd.	67,800	680
Osaka Organic Chemical Industry Ltd.	31,600	655
Mimasu Semiconductor Industry Co. Ltd.	28,300	653
eGuarantee Inc.	54,367	594
Shin-Etsu Polymer Co. Ltd.	59,634	582
Siix Corp.	56,100	578
S Foods Inc.	29,500	569
Retail Partners Co. Ltd.	52,900	566
G-Tekt Corp.	40,900	558
CTI Engineering Co. Ltd.	17,800	541
Matsuda Sangyo Co. Ltd.	26,800	466
Shizuoka Gas Co. Ltd.	72,300	442
RS Technologies Co. Ltd.	21,300	423
Nippon Parking Development Co. Ltd.	317,200	389
Insource Co. Ltd.	80,100	389
Strike Co. Ltd.	13,200	369
MarkLines Co. Ltd.	19,251	363
Gakken Holdings Co. Ltd.	62,000	360
FULLCAST Holdings Co. Ltd.	35,800	343
YAKUODO Holdings Co. Ltd.	18,267	332
Avant Group Corp.	36,434	297
Aoyama Zaisan Networks Co. Ltd.	32,700	290
Transaction Co. Ltd.	25,034	284
Elan Corp.	47,900	275
G-7 Holdings Inc.	30,100	266
Celsys Inc.	49,634	261
Densan System Holdings Co. Ltd.	14,467	254
Charm Care Corp. KK	26,600	253
GSI Creos Corp.	17,200	245
Value HR Co. Ltd.	28,600	244
Intage Holdings Inc.	24,400	226
Lacto Japan Co. Ltd.	13,600	225
Creek & River Co. Ltd.	20,100	211

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	S-Pool Inc.	101,500	196
	Digital Information Technologies Corp.	17,300	191
	Business Engineering Corp.	8,200	183
	WDB Holdings Co. Ltd.	12,600	180
	Digital Hearts Holdings Co. Ltd.	18,600	113
	Japan Medical Dynamic Marketing Inc.	24,500	105
	Double Standard Inc.	8,200	92
	Members Co. Ltd.	12,500	72
	E-Guardian Inc.	7,500	66
			1,702,494
Mexico (0.5%)
	America Movil SAB de CV Series B	32,815,356	31,243
	Grupo Comercial Chedraui SA de CV	367,700	2,717
			33,960
Netherlands (0.9%)
	Wolters Kluwer NV	396,895	59,418
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	932,463	15,617
	EBOS Group Ltd.	250,862	5,169
	Summerset Group Holdings Ltd.	376,570	2,458
			23,244
Norway (0.1%)
	TOMRA Systems ASA	372,690	4,566
	Borregaard ASA	148,938	2,551
			7,117
Philippines (0.1%)
	International Container Terminal Services Inc.	1,297,400	7,420
Saudi Arabia (0.1%)
	Mouwasat Medical Services Co.	150,083	5,367
South Korea (0.5%)
	NAVER Corp.	238,402	31,445
	JW Pharmaceutical Corp.	18,941	421
	Kyung Dong Navien Co. Ltd.	9,805	421
	DI Dong Il Corp.	594	11
			32,298
Sweden (2.2%)
	Assa Abloy AB Class B	1,583,667	41,843
	Hexagon AB Class B	3,356,461	35,112
[3]	Evolution AB	307,829	34,010
	Nibe Industrier AB Class B	2,442,795	11,272
	Lifco AB Class B	337,252	8,171
	AAK AB	289,299	7,441
	Fortnox AB	766,969	4,469
	Wihlborgs Fastigheter AB	425,218	3,561
	Catena AB	51,609	2,259
	Svolder AB Class B	151,159	841
	NP3 Fastigheter AB	7,197	151
			149,130
Switzerland (16.3%)
	Nestle SA (Registered)	2,658,287	266,892
	Novartis AG (Registered)	2,718,989	263,898
		Shares	Market Value• ($000)
	Roche Holding AG	1,018,102	243,952
	Sika AG (Registered)	256,195	72,878
	Givaudan SA (Registered)	12,686	54,255
	Partners Group Holding AG	34,951	44,967
	Geberit AG (Registered)	53,345	28,475
	Sandoz Group AG	687,979	23,382
	Chocoladefabriken Lindt & Spruengli AG	1,802	20,757
	Logitech International SA (Registered)	254,155	19,788
	Chocoladefabriken Lindt & Spruengli AG (Registered)	152	17,541
	Roche Holding AG (Bearer)	38,630	10,162
	PSP Swiss Property AG (Registered)	72,981	9,022
	Temenos AG (Registered)	101,564	6,318
	Siegfried Holding AG (Registered)	6,276	5,997
	Emmi AG (Registered)	4,043	3,933
	DKSH Holding AG	57,201	3,728
	Interroll Holding AG (Registered)	1,126	3,624
	ALSO Holding AG (Registered)	9,457	2,329
*	Orior AG	11,303	808
			1,102,706
Taiwan (0.6%)
[2]	Wistron Corp.	4,630,000	15,853
[2]	Chailease Holding Co. Ltd.	2,575,573	13,584
	Advantech Co. Ltd.	789,727	9,186
	Sinbon Electronics Co. Ltd.	342,000	2,946
	Chief Telecom Inc.	52,000	579
			42,148
United Kingdom (10.2%)
	RELX plc	3,045,723	125,139
	Diageo plc	3,550,566	122,706
	CRH plc (SGMX)	1,169,026	90,530
	BAE Systems plc	4,853,802	80,730
	London Stock Exchange Group plc	624,207	68,813
	Ashtead Group plc	720,755	52,335
	Sage Group plc	1,608,570	23,326
	Bunzl plc	539,832	20,701
	Smurfit Kappa Group plc (XDUB)	415,564	18,006
	Halma plc	605,991	16,608
	Croda International plc	227,094	13,007
	Spirax-Sarco Engineering plc	117,540	12,934
	DCC plc	161,522	11,031
	Diploma plc	213,729	9,661
	Spectris plc	167,684	6,936
	Hikma Pharmaceuticals plc	272,186	6,535
	Cranswick plc	86,202	4,630
	Softcat plc	193,533	3,788
	Clarkson plc	49,671	2,408
	Hilton Food Group plc	124,263	1,415
	GB Group plc	374,512	1,345

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Treatt plc	22,683	137
			692,721
Total Common Stocks (Cost $6,182,650)			6,740,483
Preferred Stock (0.1%)
	FUCHS SE Preference Shares (Cost $4,518)	107,528	5,021
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4,5]	Vanguard Market Liquidity Fund, 5.394% (Cost $20,383)	203,866	20,385
Total Investments (99.7%) (Cost $6,207,551)			6,765,889
Other Assets and Liabilities— Net (0.3%)			22,749
Net Assets (100%)			6,788,638
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,647,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $34,010,000, representing 0.5% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $10,309,000 was received for securities on loan, of which $10,301,000 is held in Vanguard Market Liquidity Fund and $8,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	11	2,787	19
MSCI EAFE Index	June 2024	263	29,818	(701)
MSCI Emerging Markets Index	June 2024	87	4,533	(42)
Topix Index	June 2024	22	3,832	67
				(657)

International Dividend Appreciation Index Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	6/20/24	CAD	6,840	USD	5,012	—	(39)
Deutsche Bank AG	6/20/24	CHF	5,242	USD	6,037	—	(302)
UBS AG	6/20/24	CHF	4,911	USD	5,421	—	(48)
BNP Paribas	6/20/24	CHF	3,318	USD	3,667	—	(37)
UBS AG	6/20/24	INR	757,997	USD	9,130	—	(68)
State Street Bank & Trust Co.	6/20/24	JPY	70,419	USD	483	—	(33)
Standard Chartered Bank	6/20/24	USD	2,505	AUD	3,826	23	—
State Street Bank & Trust Co.	6/20/24	USD	5,048	CAD	6,840	76	—
State Street Bank & Trust Co.	6/20/24	USD	21,555	CHF	18,890	887	—
Deutsche Bank AG	6/20/24	USD	3,668	CHF	3,318	38	—
Standard Chartered Bank	6/20/24	USD	3,063	CHF	2,695	115	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	4,899	EUR	4,476	112	—
Barclays Bank plc	6/20/24	USD	2,332	GBP	1,832	42	—
UBS AG	6/20/24	USD	745	GBP	584	16	—
State Street Bank & Trust Co.	6/20/24	USD	1,554	HKD	12,121	2	—
UBS AG	6/20/24	USD	2,154	INR	179,358	10	—
Standard Chartered Bank	6/20/24	USD	8,316	JPY	1,242,791	374	—
						1,695	(527)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $562,000 and cash of $460,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,187,168)	6,745,504
Affiliated Issuers (Cost $20,383)	20,385
Total Investments in Securities	6,765,889
Investment in Vanguard	205
Cash	127
Cash Collateral Pledged—Futures Contracts	1,425
Foreign Currency, at Value (Cost $5,577)	4,941
Receivables for Investment Securities Sold	323
Receivables for Accrued Income	34,841
Receivables for Capital Shares Issued	482
Unrealized Appreciation—Forward Currency Contracts	1,695
Total Assets	6,809,928
Liabilities
Payables for Investment Securities Purchased	3,604
Collateral for Securities on Loan	10,309
Payables for Capital Shares Redeemed	220
Payables to Vanguard	580
Variation Margin Payable—Futures Contracts	436
Unrealized Depreciation—Forward Currency Contracts	527
Deferred Foreign Capital Gains Taxes	5,614
Total Liabilities	21,290
Net Assets	6,788,638
1 Includes $8,647,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	6,321,633
Total Distributable Earnings (Loss)	467,005
Net Assets	6,788,638

ETF Shares—Net Assets
Applicable to 82,025,860 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,425,529
Net Asset Value Per Share—ETF Shares	$78.34

Admiral Shares—Net Assets
Applicable to 9,520,776 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	363,109
Net Asset Value Per Share—Admiral Shares	$38.14

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	68,137
Interest[2]	469
Securities Lending—Net	280
Total Income	68,886
Expenses
The Vanguard Group—Note B
Investment Advisory Services	210
Management and Administrative—ETF Shares	3,970
Management and Administrative—Admiral Shares	250
Marketing and Distribution—ETF Shares	119
Marketing and Distribution—Admiral Shares	9
Custodian Fees	135
Shareholders’ Reports—ETF Shares	118
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	2
Other Expenses	11
Total Expenses	4,827
Expenses Paid Indirectly	(37)
Net Expenses	4,790
Net Investment Income	64,096
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	27,702
Futures Contracts	3,240
Forward Currency Contracts	5
Foreign Currencies	269
Realized Net Gain (Loss)	31,216
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	642,559
Futures Contracts	948
Forward Currency Contracts	680
Foreign Currencies	(1,313)
Change in Unrealized Appreciation (Depreciation)	642,874
Net Increase (Decrease) in Net Assets Resulting from Operations	738,186
1	Dividends are net of foreign withholding taxes of $9,525,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $399,000, ($29,000), less than $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $2,114,000.
4	Includes $11,178,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $2,954,000.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	64,096	101,130
Realized Net Gain (Loss)	31,216	(94,505)
Change in Unrealized Appreciation (Depreciation)	642,874	360,860
Net Increase (Decrease) in Net Assets Resulting from Operations	738,186	367,485
Distributions
ETF Shares	(62,667)	(102,171)
Admiral Shares	(3,585)	(6,568)
Total Distributions	(66,252)	(108,739)
Capital Share Transactions
ETF Shares	725,421	1,318,690
Admiral Shares	31,979	23,781
Net Increase (Decrease) from Capital Share Transactions	757,400	1,342,471
Total Increase (Decrease)	1,429,334	1,601,217
Net Assets
Beginning of Period	5,359,304	3,758,087
End of Period	6,788,638	5,359,304

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$69.58	$64.12	$89.86	$69.97	$68.72	$58.65
Investment Operations
Net Investment Income[1]	.786	1.476	1.401	1.094	.958	1.452[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	8.782	5.579	(20.753)	19.776	1.551	9.578
Total from Investment Operations	9.568	7.055	(19.352)	20.870	2.509	11.030
Distributions
Dividends from Net Investment Income	(.808)	(1.595)	(1.206)	(.980)	(1.259)	(.960)
Distributions from Realized Capital Gains	—	—	(5.182)	—	—	—
Total Distributions	(.808)	(1.595)	(6.388)	(.980)	(1.259)	(.960)
Net Asset Value, End of Period	$78.34	$69.58	$64.12	$89.86	$69.97	$68.72
Total Return	13.74%	10.94%	-22.90%	29.93%	3.73%	18.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,426	$5,065	$3,508	$4,150	$2,456	$1,305
Ratio of Total Expenses to Average Net Assets	0.15%[4]	0.15%[4]	0.15%[4]	0.15%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.02%	2.02%	1.87%	1.28%	1.40%	2.24%[2]
Portfolio Turnover Rate[5]	16%	14%	22%	65%	17%	42%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.388 and 0.65%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.01, and $.02.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$33.88	$31.23	$43.72	$34.03	$33.42	$28.52
Investment Operations
Net Investment Income[1]	.377	.714	.675	.518	.453	.686[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	4.275	2.709	(10.061)	9.645	.765	4.679
Total from Investment Operations	4.652	3.423	(9.386)	10.163	1.218	5.365
Distributions
Dividends from Net Investment Income	(.392)	(.773)	(.583)	(.473)	(.608)	(.465)
Distributions from Realized Capital Gains	—	—	(2.521)	—	—	—
Total Distributions	(.392)	(.773)	(3.104)	(.473)	(.608)	(.465)
Net Asset Value, End of Period	$38.14	$33.88	$31.23	$43.72	$34.03	$33.42
Total Return[4]	13.72%	10.88%	-22.85%	29.96%	3.72%	18.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$363	$294	$250	$323	$220	$218
Ratio of Total Expenses to Average Net Assets	0.16%[5]	0.16%[5]	0.16%[5]	0.16%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.99%	2.01%	1.85%	1.25%	1.36%	2.24%[2]
Portfolio Turnover Rate[6]	16%	14%	22%	65%	17%	42%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.188 and 0.65%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.00.
4	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard International Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

International Dividend Appreciation Index Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

International Dividend Appreciation Index Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

International Dividend Appreciation Index Fund
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $205,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $37,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

International Dividend Appreciation Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	892,893	—	—	892,893
Common Stocks—Other	—	5,845,574	2,016	5,847,590
Preferred Stock	—	5,021	—	5,021
Temporary Cash Investments	20,385	—	—	20,385
Total	913,278	5,850,595	2,016	6,765,889
Derivative Financial Instruments
Assets
Futures Contracts[1]	86	—	—	86
Forward Currency Contracts	—	1,695	—	1,695
Total	86	1,695	—	1,781
Liabilities
Futures Contracts[1]	743	—	—	743
Forward Currency Contracts	—	527	—	527
Total	743	527	—	1,270
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

International Dividend Appreciation Index Fund
E.	At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	86	—	86
Unrealized Appreciation—Forward Currency Contracts	—	1,695	1,695
Total Assets	86	1,695	1,781

Unrealized Depreciation—Futures Contracts[1]	743	—	743
Unrealized Depreciation—Forward Currency Contracts	—	527	527
Total Liabilities	743	527	1,270
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	3,240	—	3,240
Forward Currency Contracts	—	5	5
Realized Net Gain (Loss) on Derivatives	3,240	5	3,245
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	948	—	948
Forward Currency Contracts	—	680	680
Change in Unrealized Appreciation (Depreciation) on Derivatives	948	680	1,628
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,222,597
Gross Unrealized Appreciation	974,147
Gross Unrealized Depreciation	(430,344)
Net Unrealized Appreciation (Depreciation)	543,803
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $127,908,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

International Dividend Appreciation Index Fund
G.	During the six months ended April 30, 2024, the fund purchased $1,156,280,000 of investment securities and sold $1,024,368,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $652,123,000 and $34,810,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	763,379	9,729	1,318,690	18,084
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(37,958)	(500)	—	—
Net Increase (Decrease)—ETF Shares	725,421	9,229	1,318,690	18,084
Admiral Shares
Issued[1]	59,055	1,554	60,629	1,724
Issued in Lieu of Cash Distributions	2,998	78	5,467	155
Redeemed[2]	(30,074)	(794)	(42,315)	(1,192)
Net Increase (Decrease)—Admiral Shares	31,979	838	23,781	687
1	Includes purchase fees for fiscal 2024 and 2023 of $146,000 and $148,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2024 and 2023 of $68,000 and $93,000, respectively (fund totals).
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2024, one shareholder was a record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.

International High Dividend Yield Index Fund
Fund Allocation
As of April 30, 2024
Japan	14.2%
United Kingdom	12.2
Canada	7.5
Australia	7.4
Switzerland	7.2
Germany	6.8
France	6.1
China	5.5
Taiwan	4.0
Spain	3.0
Italy	2.9
Brazil	2.4
Hong Kong	1.6
India	1.5
South Korea	1.4
Sweden	1.4
Singapore	1.4
Saudi Arabia	1.4
Finland	1.3
Mexico	1.2
Netherlands	1.2
Other	8.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

International High Dividend Yield Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (98.1%)
Australia (7.3%)
BHP Group Ltd.	3,039,946	83,374
Commonwealth Bank of Australia	1,020,631	74,781
National Australia Bank Ltd.	1,898,742	41,160
Westpac Banking Corp.	2,112,566	35,082
ANZ Group Holdings Ltd.	1,810,850	32,675
Wesfarmers Ltd.	682,820	29,251
Macquarie Group Ltd.	219,023	26,225
Woodside Energy Group Ltd.	1,140,838	20,440
Rio Tinto Ltd.	223,934	18,637
Fortescue Ltd.	960,872	15,926
Woolworths Group Ltd.	739,246	15,167
Transurban Group	1,867,766	14,995
QBE Insurance Group Ltd.	901,789	10,316
Santos Ltd.	1,966,686	9,651
Suncorp Group Ltd.	781,457	8,346
Coles Group Ltd.	780,146	8,136
Brambles Ltd.	853,238	8,027
Amcor plc GDR	866,313	7,703
Origin Energy Ltd.	1,051,049	6,634
Computershare Ltd. (XASX)	357,933	6,288
South32 Ltd.	2,737,094	6,245
Insurance Australia Group Ltd.	1,438,158	5,958
Telstra Group Ltd.	2,427,623	5,736
Sonic Healthcare Ltd.	293,255	5,040
ASX Ltd.	115,985	4,738
Lottery Corp. Ltd.	1,332,197	4,156
APA Group	770,985	4,114
Medibank Pvt Ltd.	1,694,093	3,883
Treasury Wine Estates Ltd.	499,803	3,876
Ampol Ltd.	146,913	3,469
Evolution Mining Ltd.	1,113,315	2,871
Endeavour Group Ltd.	821,132	2,824
Worley Ltd.	283,931	2,741
ALS Ltd.	312,166	2,610
Aurizon Holdings Ltd.	1,057,754	2,598
JB Hi-Fi Ltd.	65,433	2,553
Atlas Arteria Ltd.	682,819	2,274
AGL Energy Ltd.	358,687	2,185
Bendigo & Adelaide Bank Ltd.	342,901	2,149
Incitec Pivot Ltd.	1,173,957	2,108
		Shares	Market Value• ($000)
	Whitehaven Coal Ltd.	419,699	2,076
	Lendlease Corp. Ltd.	437,569	1,805
	CSR Ltd.	286,503	1,634
	Bank of Queensland Ltd.	401,660	1,587
	Metcash Ltd.	591,798	1,501
	Downer EDI Ltd.	401,987	1,207
	AMP Ltd.	1,648,101	1,160
	Challenger Ltd.	268,078	1,155
	Orora Ltd.	802,694	1,125
	Beach Energy Ltd.	1,056,723	1,082
	Harvey Norman Holdings Ltd.	350,837	1,030
	Perpetual Ltd.	67,306	1,023
	New Hope Corp. Ltd.	307,301	894
	Deterra Royalties Ltd.	250,738	794
[1]	Yancoal Australia Ltd.	195,042	696
	Tabcorp Holdings Ltd.	1,362,512	639
	TPG Telecom Ltd.	214,039	619
	Insignia Financial Ltd.	393,440	616
	Magellan Financial Group Ltd.	78,376	445
			566,030
Austria (0.3%)
	Erste Group Bank AG	188,527	8,792
	OMV AG	85,232	4,044
[1]	Verbund AG	39,649	3,029
	ANDRITZ AG	41,530	2,267
	voestalpine AG	66,881	1,786
	Raiffeisen Bank International AG	77,776	1,437
	Telekom Austria AG	67,290	578
			21,933
Belgium (0.3%)
	KBC Group NV	148,967	11,066
	Ageas SA	99,195	4,553
	Groupe Bruxelles Lambert NV	51,322	3,810
	Umicore SA	122,644	2,716
	Solvay SA	41,848	1,352
			23,497
Brazil (1.5%)
	Vale SA	2,290,788	27,921
	Petroleo Brasileiro SA	2,239,800	19,091
	B3 SA - Brasil Bolsa Balcao	3,453,514	7,176
	Ambev SA	2,616,050	6,121
	Centrais Eletricas Brasileiras SA	789,382	5,755

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Banco Do Brasil SA	1,026,436	5,420
Banco BTG Pactual SA	785,600	5,053
Vibra Energia SA	667,467	3,016
BB Seguridade Participacoes SA	403,557	2,503
Ultrapar Participacoes SA	495,700	2,468
Klabin SA	489,800	2,173
Banco Bradesco SA	902,646	2,149
Itau Unibanco Holding SA ADR	342,588	2,073
Cosan SA	715,600	1,998
Telefonica Brasil SA	188,718	1,721
Lojas Renner SA	568,100	1,677
TIM SA	484,554	1,643
CCR SA	663,610	1,576
Itau Unibanco Holding SA	284,800	1,498
Hypera SA	239,982	1,364
Banco Santander Brasil SA	220,302	1,226
Allos SA	276,700	1,113
Cia Siderurgica Nacional SA	372,500	999
Transmissora Alianca de Energia Eletrica SA	127,619	866
Engie Brasil Energia SA	104,616	824
Caixa Seguridade Participacoes SA	268,600	810
Cia Energetica de Minas Gerais ADR	329,795	791
Cielo SA	681,100	731
Telefonica Brasil SA ADR	75,372	696
Multiplan Empreendimentos Imobiliarios SA	156,700	691
CPFL Energia SA	110,800	681
Cia Paranaense de Energia	422,892	668
Porto Seguro SA	113,418	654
Sao Martinho SA	96,600	532
Auren Energia SA	222,500	497
Neoenergia SA	134,000	495
SLC Agricola SA	127,520	469
Banco Bradesco SA ADR	147,327	398
Alupar Investimento SA	67,184	360
CSN Mineracao SA	327,300	311
Usinas Siderurgicas de Minas Gerais SA Usiminas	113,900	164
Cia Energetica de Minas Gerais	33,280	73
Bradespar SA	17,800	66
Ambev SA ADR	348	1
		116,512
Canada (7.4%)
Royal Bank of Canada	846,689	81,917
Toronto-Dominion Bank	1,071,849	63,588
Canadian Natural Resources Ltd.	646,416	48,984
Enbridge Inc.	1,276,735	45,397
Bank of Montreal	438,687	39,186
Bank of Nova Scotia	728,884	33,441
Suncor Energy Inc.	784,523	29,936
Manulife Financial Corp.	1,107,851	25,840
Canadian Imperial Bank of Commerce	544,675	25,425
TC Energy Corp.	620,514	22,230
Sun Life Financial Inc.	353,339	18,041
		Shares	Market Value• ($000)
	Agnico Eagle Mines Ltd.	277,354	17,564
	National Bank of Canada	204,986	16,460
	Nutrien Ltd.	299,219	15,778
	Restaurant Brands International Inc.	186,001	14,111
	Pembina Pipeline Corp.	329,127	11,581
	Fortis Inc. (XTSE)	290,600	11,412
	Tourmaline Oil Corp.	194,380	9,500
	Power Corp. of Canada	312,472	8,326
	Magna International Inc.	162,882	7,785
	Brookfield Asset Management Ltd. Class A	167,769	6,409
	BCE Inc.	182,694	6,002
[2]	Hydro One Ltd.	198,982	5,573
	Great-West Lifeco Inc.	162,645	4,810
	TELUS Corp.	292,168	4,692
			573,988
Chile (0.2%)
	Banco De Chile	26,283,134	2,916
	Empresas COPEC SA	293,054	2,091
	Banco de Credito e Inversiones SA	57,035	1,663
	Empresas CMPC SA	722,840	1,428
	Cencosud SA	799,269	1,370
	Banco Santander Chile	21,369,516	968
	Enel Chile SA	14,909,587	885
	Cia Sud Americana de Vapores SA	10,570,182	825
	Banco Santander Chile ADR	37,888	681
	Quinenco SA	162,254	565
	Colbun SA	4,211,875	541
	Aguas Andinas SA Class A	1,648,900	471
	Cencosud Shopping SA	297,617	461
	Cia Cervecerias Unidas SA	74,642	458
	Banco Itau Chile SA	43,162	454
	Sociedad de Inversiones Oro Blanco SA	30,815,707	219
			15,996
China (5.4%)
	China Construction Bank Corp. Class H	56,468,000	36,534
	Industrial & Commercial Bank of China Ltd. Class H	47,707,000	25,582
	Bank of China Ltd. Class H	50,687,000	22,733
	Ping An Insurance Group Co. of China Ltd. Class H	3,793,000	17,190
	PetroChina Co. Ltd. Class H	12,606,000	11,746
	China Merchants Bank Co. Ltd. Class H	2,301,438	9,967
	China Petroleum & Chemical Corp. Class H	14,888,000	8,887
	China Shenhua Energy Co. Ltd. Class H	2,062,000	8,558
	Agricultural Bank of China Ltd. Class H	18,377,000	8,195
	China Resources Land Ltd.	1,650,500	5,935
	China Life Insurance Co. Ltd. Class H	4,458,000	5,871

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Haier Smart Home Co. Ltd. Class H	1,376,400	5,098
	PICC Property & Casualty Co. Ltd. Class H	4,032,000	5,009
	Shenzhou International Group Holdings Ltd.	453,000	4,453
	China Overseas Land & Investment Ltd.	2,296,200	4,222
	China Merchants Bank Co. Ltd. Class A	869,442	4,102
	Geely Automobile Holdings Ltd.	3,235,000	3,894
	ENN Energy Holdings Ltd.	456,300	3,888
	China Mengniu Dairy Co. Ltd.	1,845,000	3,822
	China Yangtze Power Co. Ltd. Class A	1,027,300	3,655
	CITIC Ltd.	3,820,000	3,615
	China Pacific Insurance Group Co. Ltd. Class H	1,544,000	3,383
	Wuliangye Yibin Co. Ltd. Class A	162,900	3,369
[2]	Postal Savings Bank of China Co. Ltd. Class H	6,483,000	3,359
[2]	China Tower Corp. Ltd. Class H	27,954,000	3,272
	China CITIC Bank Corp. Ltd. Class H	5,557,620	3,251
	Bank of Communications Co. Ltd. Class H	4,360,000	3,139
	Yankuang Energy Group Co. Ltd. Class H	1,307,000	2,835
	China Resources Power Holdings Co. Ltd.	1,125,000	2,798
	Tsingtao Brewery Co. Ltd. Class H	364,000	2,623
	Ping An Insurance Group Co. of China Ltd. Class A	456,200	2,593
	Industrial & Commercial Bank of China Ltd. Class A	3,254,700	2,438
	Agricultural Bank of China Ltd. Class A	4,002,656	2,429
	Weichai Power Co. Ltd. Class H	1,162,000	2,374
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	388,400	2,325
	COSCO SHIPPING Holdings Co. Ltd. Class H	1,796,500	2,324
[2]	CGN Power Co. Ltd. Class H	6,652,000	2,230
	CMOC Group Ltd. Class H	2,349,000	2,204
	Kunlun Energy Co. Ltd.	2,196,000	2,129
	Great Wall Motor Co. Ltd. Class H	1,385,000	2,093
	Industrial Bank Co. Ltd. Class A	874,000	2,030
	Yangzijiang Shipbuilding Holdings Ltd.	1,518,700	1,949
	Sinopharm Group Co. Ltd. Class H	749,600	1,893
	China Hongqiao Group Ltd.	1,341,500	1,851
	People's Insurance Co. Group of China Ltd. Class H	5,549,000	1,821
		Shares	Market Value• ($000)
	Anhui Conch Cement Co. Ltd. Class H	776,828	1,802
[2]	Longfor Group Holdings Ltd.	1,201,000	1,779
	Xinyi Solar Holdings Ltd.	2,550,000	1,755
	Foxconn Industrial Internet Co. Ltd. Class A	524,700	1,734
	China Resources Gas Group Ltd.	533,200	1,676
	China Gas Holdings Ltd.	1,752,600	1,641
	China Shenhua Energy Co. Ltd. Class A	295,000	1,620
	Luzhou Laojiao Co. Ltd. Class A	61,800	1,582
	Bank of Communications Co. Ltd. Class A	1,651,600	1,567
	CITIC Securities Co. Ltd. Class H	974,257	1,551
	PetroChina Co. Ltd. Class A	1,059,500	1,495
	Want Want China Holdings Ltd.	2,568,000	1,465
	Jiangxi Copper Co. Ltd. Class H	709,000	1,444
	CRRC Corp. Ltd. Class H	2,609,000	1,440
	China Longyuan Power Group Corp. Ltd. Class H	1,998,000	1,400
	China Minsheng Banking Corp. Ltd. Class H	3,815,970	1,396
	Hengan International Group Co. Ltd.	414,843	1,393
	Shaanxi Coal Industry Co. Ltd. Class A	407,600	1,380
	China Coal Energy Co. Ltd. Class H	1,354,000	1,364
[2]	Yadea Group Holdings Ltd.	688,000	1,323
[2]	China Feihe Ltd.	2,408,000	1,317
	China State Construction Engineering Corp. Ltd. Class A	1,759,300	1,299
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,217,500	1,291
	China Petroleum & Chemical Corp. Class A	1,444,300	1,263
	Qifu Technology Inc. ADR	67,869	1,241
	Tingyi Cayman Islands Holding Corp.	1,117,000	1,233
	Bosideng International Holdings Ltd.	2,108,000	1,220
[2]	China Resources Mixc Lifestyle Services Ltd.	346,000	1,218
	Ping An Bank Co. Ltd. Class A	812,000	1,207
	Bank of China Ltd. Class A	1,908,100	1,207
	Inner Mongolia Yitai Coal Co. Ltd. Class B	618,600	1,202
	China Railway Group Ltd. Class H	2,430,000	1,199
	China Power International Development Ltd.	2,952,370	1,191
	China Galaxy Securities Co. Ltd. Class H	2,187,500	1,185
	China Oilfield Services Ltd. Class H	1,082,000	1,157

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
[2]	Topsports International Holdings Ltd.	1,666,000	1,157
	Haier Smart Home Co. Ltd. Class A	270,600	1,126
	China State Construction International Holdings Ltd.	1,060,000	1,118
	Haitian International Holdings Ltd.	343,000	1,117
	China National Building Material Co. Ltd. Class H	2,764,000	1,070
	Beijing Enterprises Holdings Ltd.	334,000	1,069
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	267,700	1,055
	China Pacific Insurance Group Co. Ltd. Class A	289,250	1,025
[2]	Huatai Securities Co. Ltd. Class H	860,200	1,017
	Hisense Home Appliances Group Co. Ltd. Class H	243,000	1,016
	China Merchants Port Holdings Co. Ltd.	748,000	988
	Sinotruk Hong Kong Ltd.	395,260	984
	C&D International Investment Group Ltd.	494,000	979
	Gree Electric Appliances Inc. of Zhuhai Class A	168,600	978
	China Vanke Co. Ltd. Class A	959,000	976
*	ZTE Corp. Class H	450,600	971
	Haitong Securities Co. Ltd. Class H	2,010,000	960
[1]	Kingboard Holdings Ltd.	435,500	957
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,385,200	939
	Autohome Inc. ADR	35,871	922
	Guangdong Investment Ltd.	1,760,000	919
	CRRC Corp. Ltd. Class A	938,500	904
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	770,000	903
	COSCO SHIPPING Holdings Co. Ltd. Class A	547,900	890
	China Everbright Environment Group Ltd.	2,147,000	871
	New China Life Insurance Co. Ltd. Class H	450,933	865
	Bank of Jiangsu Co. Ltd. Class A	765,660	854
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	63,400	830
[1]	Country Garden Services Holdings Co. Ltd.	1,238,000	826
	Far East Horizon Ltd.	1,110,000	824
	China Minsheng Banking Corp. Ltd. Class A	1,495,840	816
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,456,000	793
	China Taiping Insurance Holdings Co. Ltd.	864,600	791
		Shares	Market Value• ($000)
	China Everbright Bank Co. Ltd. Class A	1,793,900	780
	Shanghai Baosight Software Co. Ltd. Class B	364,700	779
	China Railway Group Ltd. Class A	853,100	771
	Fosun International Ltd.	1,282,000	756
	GF Securities Co. Ltd. Class H	754,400	752
	Guangzhou Automobile Group Co. Ltd. Class H	1,804,000	745
	China United Network Communications Ltd. Class A	1,147,000	740
	Baoshan Iron & Steel Co. Ltd. Class A	767,800	735
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	509,100	723
	Minth Group Ltd.	420,000	716
	Zhongsheng Group Holdings Ltd.	392,500	716
	Jiangsu Expressway Co. Ltd. Class H	726,000	712
	SAIC Motor Corp. Ltd. Class A	338,700	694
	SDIC Power Holdings Co. Ltd. Class A	312,600	692
	Bank of Beijing Co. Ltd. Class A	892,600	687
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	904,000	686
	Sinotrans Ltd. Class H	1,428,000	685
	China Communications Services Corp. Ltd. Class H	1,432,000	685
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	422,000	662
	Shenzhen International Holdings Ltd.	826,000	661
	China Medical System Holdings Ltd.	730,000	652
	Daqin Railway Co. Ltd. Class A	677,000	647
	Postal Savings Bank of China Co. Ltd. Class A	976,200	646
	Greentown China Holdings Ltd.	728,000	638
[2]	China Resources Pharmaceutical Group Ltd.	985,000	637
	Zhejiang Expressway Co. Ltd. Class H	971,520	635
	Poly Developments and Holdings Group Co. Ltd. Class A	516,100	633
	AviChina Industry & Technology Co. Ltd. Class H	1,467,000	631
	China Everbright Bank Co. Ltd. Class H	2,080,000	630
	China Conch Venture Holdings Ltd.	855,000	624
	Huaxia Bank Co. Ltd. Class A	672,400	622
[1]	Beijing Enterprises Water Group Ltd.	2,458,000	620

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Huatai Securities Co. Ltd. Class A	322,800	610
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,411,000	604
	Bank of Nanjing Co. Ltd. Class A	454,600	585
	Yuexiu Property Co. Ltd.	971,680	580
	Huadian Power International Corp. Ltd. Class H	1,058,000	578
	Bank of Shanghai Co. Ltd. Class A	573,633	578
	Tongwei Co. Ltd. Class A	189,700	567
	JOYY Inc. ADR	16,688	544
	Sinopec Engineering Group Co. Ltd. Class H	840,500	541
	Focus Media Information Technology Co. Ltd. Class A	604,500	541
	Yunnan Baiyao Group Co. Ltd. Class A	67,600	533
	GD Power Development Co. Ltd. Class A	747,400	528
[2]	Guotai Junan Securities Co. Ltd. Class H	495,800	527
[1]	Kingboard Laminates Holdings Ltd.	607,500	520
	Henan Shuanghui Investment & Development Co. Ltd. Class A	139,100	517
	Guotai Junan Securities Co. Ltd. Class A	270,200	511
	Yankuang Energy Group Co. Ltd. Class A	160,496	511
	Uni-President China Holdings Ltd.	664,000	509
	China Everbright Ltd.	948,000	506
	China Construction Bank Corp. Class A	501,100	492
[1]	Dongfeng Motor Group Co. Ltd. Class H	1,350,000	490
	Lao Feng Xiang Co. Ltd. Class B	120,800	481
	XCMG Construction Machinery Co. Ltd. Class A	494,200	478
	Fuyao Glass Industry Group Co. Ltd. Class A	69,500	478
	China Cinda Asset Management Co. Ltd. Class H	5,210,200	470
	Bank of Hangzhou Co. Ltd. Class A	256,950	457
	Lufax Holding Ltd. ADR	103,508	454
	GF Securities Co. Ltd. Class A	247,900	451
*	Citic Pacific Special Steel Group Co. Ltd. Class A	203,902	438
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,120,000	434
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	370,600	432
	Chongqing Changan Automobile Co. Ltd. Class B	869,916	430
		Shares	Market Value• ($000)
	Xtep International Holdings Ltd.	679,000	429
[1]	Cosco Shipping Ports Ltd.	698,000	428
	TBEA Co. Ltd. Class A	219,440	427
	Sichuan Chuantou Energy Co. Ltd. Class A	183,500	424
	Anhui Conch Cement Co. Ltd. Class A	129,800	411
	Shanghai Industrial Holdings Ltd.	294,000	410
	China Suntien Green Energy Corp. Ltd. Class H	989,000	405
	Shougang Fushan Resources Group Ltd.	1,054,164	402
[2]	CSC Financial Co. Ltd. Class H	526,000	401
	China Merchants Energy Shipping Co. Ltd. Class A	341,100	401
[2]	BAIC Motor Corp. Ltd. Class H	1,411,500	400
	China CITIC Bank Corp. Ltd. Class A	419,300	398
[1]	China Vanke Co. Ltd. Class H	676,300	397
	Shenzhen Expressway Corp. Ltd. Class H	412,000	375
[1]	Sany Heavy Equipment International Holdings Co. Ltd.	523,000	368
	New China Life Insurance Co. Ltd. Class A	83,900	363
	Zhongjin Gold Corp. Ltd. Class A	201,400	363
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	247,000	357
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	122,100	356
	China Jinmao Holdings Group Ltd.	4,084,800	346
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	130,000	346
	People's Insurance Co. Group of China Ltd. Class A	478,300	345
	Shanghai International Port Group Co. Ltd. Class A	442,800	343
	Anhui Expressway Co. Ltd. Class H	306,000	337
	Yutong Bus Co. Ltd. Class A	93,800	331
	China International Marine Containers Group Co. Ltd. Class H	389,700	330
	Metallurgical Corp. of China Ltd. Class H	1,692,000	329
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	149,300	329
	BBMG Corp. Class H	3,975,000	328
	Beijing New Building Materials plc Class A	70,400	318

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Livzon Pharmaceutical Group Inc. Class H	91,700	314
	Yangzijiang Financial Holding Ltd.	1,364,500	314
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	204,948	313
	Sichuan Road & Bridge Co. Ltd. Class A	306,180	306
	ENN Natural Gas Co. Ltd. Class A	121,500	303
	Western Mining Co. Ltd. Class A	109,300	301
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	520,300	298
	Guanghui Energy Co. Ltd. Class A	289,700	295
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	288,200	293
	Metallurgical Corp. of China Ltd. Class A	638,300	287
	Huayu Automotive Systems Co. Ltd. Class A	124,500	283
	Dongfang Electric Corp. Ltd. Class H	205,000	278
	LB Group Co. Ltd. Class A	94,400	273
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	91,600	273
	Huaibei Mining Holdings Co. Ltd. Class A	102,200	272
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	109,600	271
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	92,800	270
	China Reinsurance Group Corp. Class H	3,794,000	270
	Towngas Smart Energy Co. Ltd.	688,185	265
	Trina Solar Co. Ltd. Class A	90,705	265
	China Coal Energy Co. Ltd. Class A	158,700	258
	China National Chemical Engineering Co. Ltd. Class A	267,800	254
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	684,862	249
	Shenergy Co. Ltd. Class A	205,400	241
	China Lesso Group Holdings Ltd.	560,000	235
	Lee & Man Paper Manufacturing Ltd.	777,000	234
	COSCO SHIPPING Development Co. Ltd. Class H	2,239,000	234
	HLA Group Corp. Ltd. Class A	183,600	231
[2]	Legend Holdings Corp. Class H	320,700	227
	Hubei Energy Group Co. Ltd. Class A	284,700	226
		Shares	Market Value• ($000)
	China Resources Building Materials Technology Holdings Ltd.	1,322,000	223
	Beijing Jingneng Clean Energy Co. Ltd. Class H	892,000	217
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	199,000	214
[2]	Orient Securities Co. Ltd. Class H	515,200	213
	Hisense Home Appliances Group Co. Ltd. Class A	40,000	213
	CSG Holding Co. Ltd. Class B	688,100	210
	Yunnan Yuntianhua Co. Ltd. Class A	75,300	210
	Youngor Group Co. Ltd. Class A	193,300	208
[2]	China Merchants Securities Co. Ltd. Class H	249,360	207
	Zangge Mining Co. Ltd. Class A	51,000	202
	Huaxin Cement Co. Ltd. Class H	224,900	200
	Chongqing Brewery Co. Ltd. Class A	20,400	198
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	54,800	198
	Huadian Power International Corp. Ltd. Class A	209,600	195
	Xiamen C & D Inc. Class A	142,400	195
	Hunan Valin Steel Co. Ltd. Class A	266,900	192
	Anhui Expressway Co. Ltd. Class A	106,300	192
	Shenzhen Investment Ltd.	1,468,000	187
	China Railway Signal & Communication Corp. Ltd. Class A	245,296	183
	Bank of Changsha Co. Ltd. Class A	161,300	181
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	949,600	180
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	74,800	180
	Jointown Pharmaceutical Group Co. Ltd. Class A	157,701	178
	Nanjing Iron & Steel Co. Ltd. Class A	234,000	176
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	133,850	174
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	300,100	174
	Goldwind Science & Technology Co. Ltd.	428,200	171
	Sinoma International Engineering Co. Class A	97,000	170
	China Zheshang Bank Co. Ltd. Class A	397,700	164
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	141,000	163

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	267,800	161
	CNOOC Energy Technology & Services Ltd. Class A	284,700	160
	Jason Furniture Hangzhou Co. Ltd. Class A	34,500	159
	Luxi Chemical Group Co. Ltd. Class A	98,200	157
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	64,900	157
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	84,500	154
	Xiamen Tungsten Co. Ltd. Class A	57,900	153
	Sinoma Science & Technology Co. Ltd. Class A	70,500	151
	TangShan Port Group Co. Ltd. Class A	247,668	151
[2]	Blue Moon Group Holdings Ltd.	536,000	150
	Lao Feng Xiang Co. Ltd. Class A	13,800	147
	Sinomine Resource Group Co. Ltd. Class A	30,000	147
	Jizhong Energy Resources Co. Ltd. Class A	140,700	146
	Zhejiang Supor Co. Ltd. Class A	17,700	144
	Shandong Hi-speed Co. Ltd. Class A	119,200	144
	Jiangsu Pacific Quartz Co. Ltd.Class A	13,300	144
	Shanghai Electric Power Co. Ltd. Class A	113,100	143
	China South Publishing & Media Group Co. Ltd. Class A	84,300	141
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	60,400	139
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	89,400	139
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	99,000	139
	Shanghai Rural Commercial Bank Co. Ltd. Class A	147,200	137
	COSCO SHIPPING Development Co. Ltd. Class A	398,500	135
	Tian Di Science & Technology Co. Ltd. Class A	129,800	133
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	78,300	133
	Angang Steel Co. Ltd. Class H	800,000	132
	Livzon Pharmaceutical Group Inc. Class A	23,800	132
		Shares	Market Value• ($000)
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	66,800	132
	China International Marine Containers Group Co. Ltd. Class A	105,400	132
	Keda Industrial Group Co. Ltd. Class A	93,000	130
	Wuchan Zhongda Group Co. Ltd. Class A	197,700	129
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	43,600	129
	Hangzhou Robam Appliances Co. Ltd. Class A	39,400	128
	Huaxin Cement Co. Ltd. Class A	66,100	127
	COFCO Sugar Holding Co. Ltd. Class A	90,200	125
	Ming Yang Smart Energy Group Ltd. Class A	92,100	124
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	151,600	124
	Shanghai Tunnel Engineering Co. Ltd. Class A	129,200	120
	Jiangsu Financial Leasing Co. Ltd. Class A	169,700	120
	Jafron Biomedical Co. Ltd. Class A	30,700	117
	Chongqing Rural Commercial Bank Co. Ltd. Class A	182,400	117
	Avary Holding Shenzhen Co. Ltd. Class A	35,100	116
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	123,100	114
	Kingfa Sci & Tech Co. Ltd. Class A	109,800	113
	Fujian Sunner Development Co. Ltd. Class A	51,700	112
	Bank of Guiyang Co. Ltd. Class A	143,700	112
	Heilongjiang Agriculture Co. Ltd. Class A	61,500	111
	Jiangsu Expressway Co. Ltd. Class A	71,100	109
	YongXing Special Materials Technology Co. Ltd. Class A	16,510	108
	Shanghai Aiko Solar Energy Co. Ltd. Class A	65,600	108
	Bank of Chengdu Co. Ltd. Class A	51,000	104
[3]	Wanxiang Qianchao Co. Ltd. Class A	144,700	103
	Gemdale Corp. Class A	184,300	101
	Canmax Technologies Co. Ltd. Class A	34,400	100
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	48,800	99
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	26,600	98

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	China Railway Hi-tech Industry Co. Ltd. Class A	91,000	98
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	148,900	97
	Xinhu Zhongbao Co. Ltd. Class A	328,900	97
	Guangzhou Development Group Inc. Class A	109,700	96
	Xiamen ITG Group Corp. Ltd. Class A	93,400	95
	China World Trade Center Co. Ltd. Class A	29,700	95
[2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	90,000	95
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	99,417	94
	Fujian Funeng Co. Ltd. Class A	67,400	93
	Bank of Qingdao Co. Ltd. Class A	194,850	93
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	233,700	93
	China Meidong Auto Holdings Ltd.	284,000	92
[2]	Everbright Securities Co. Ltd. Class H	130,200	91
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	120,200	90
	Xi'An Shaangu Power Co. Ltd. Class A	73,500	89
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	95,402	88
*	Huafa Industrial Co. Ltd. Zhuhai Class A	101,800	88
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	167,900	87
	Sinochem International Corp. Class A	154,200	87
	Suofeiya Home Collection Co. Ltd. Class A	36,500	86
	Bank of Xi'an Co. Ltd. Class A	175,300	86
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	111,200	85
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	104,800	84
	Hefei Meiya Optoelectronic Technology Inc. Class A	33,700	83
	Shenzhen Gas Corp. Ltd. Class A	79,800	82
*	Tianshan Aluminum Group Co. Ltd. Class A	78,600	82
	Chongqing Department Store Co. Ltd. Class A	22,000	79
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	34,000	78
	Shenzhen Expressway Corp. Ltd. Class A	55,400	77
	Shares	Market Value• ($000)
Beijing Jingneng Power Co. Ltd. Class A	164,800	77
Hainan Mining Co. Ltd. Class A	77,100	77
Qingdao Port International Co. Ltd. Class A	67,200	75
Weifu High-Technology Group Co. Ltd. Class A	28,800	74
Jiangsu Linyang Energy Co. Ltd. Class A	81,400	74
G-bits Network Technology Xiamen Co. Ltd. Class A	2,700	73
Chongqing Water Group Co. Ltd. Class A	103,000	72
Daan Gene Co. Ltd. Class A	71,100	68
Shenzhen Jinjia Group Co. Ltd. Class A	104,400	67
Perfect World Co. Ltd. Class A	48,900	67
China National Accord Medicines Corp. Ltd. Class B	34,860	65
Zhuzhou Kibing Group Co. Ltd. Class A	60,300	65
Hainan Drinda New Energy Technology Co. Ltd. Class A	9,200	65
Maanshan Iron & Steel Co. Ltd. Class H	432,000	63
Shenzhen Aisidi Co. Ltd. Class A	37,700	63
Yangling Metron New Material Inc. Class A	19,000	63
KingClean Electric Co. Ltd. Class A	16,507	60
ORG Technology Co. Ltd. Class A	91,000	59
Shandong Publishing & Media Co. Ltd. Class A	40,400	57
Jiangsu Guoxin Corp. Ltd. Class A	49,800	57
Anhui Kouzi Distillery Co. Ltd. Class A	9,500	55
Opple Lighting Co. Ltd. Class A	21,800	55
Zhongshan Broad Ocean Motor Co. Ltd. Class A	73,400	54
Bank of Suzhou Co. Ltd. Class A	52,300	54
Hubei Biocause Pharmaceutical Co. Ltd. Class A	160,600	53
Camel Group Co. Ltd. Class A	47,100	53
Huapont Life Sciences Co. Ltd. Class A	80,100	51
Blue Sail Medical Co. Ltd. Class A	65,545	51
Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	137,400	51
Sinotrans Ltd. Class A	61,700	50
Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	28,100	50
Luenmei Quantum Co. Ltd. Class A	61,900	50

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Easyhome New Retail Group Co. Ltd.Class A	118,800	50
	Rongan Property Co. Ltd. Class A	146,400	49
	Huabao Flavours & Fragrances Co. Ltd. Class A	18,700	48
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	37,100	48
	Luolai Lifestyle Technology Co. Ltd. Class A	38,900	48
	Guangdong South New Media Co. Ltd. Class A	9,100	47
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	29,500	47
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	20,200	46
	Suning Universal Co. Ltd. Class A	155,300	44
	Hunan Changyuan Lico Co. Ltd. Class A	58,426	44
	Toly Bread Co. Ltd. Class A	50,700	43
	Xiamen Intretech Inc. Class A	21,600	43
	CSG Holding Co. Ltd. Class A	46,600	36
	Joyoung Co. Ltd. Class A	16,600	27
	Zhejiang Runtu Co. Ltd. Class A	27,500	25
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	22
	Shanghai Huayi Group Co. Ltd. Class B	48,700	21
	Weifu High-Technology Group Co. Ltd. Class B	6,500	9
	Angang Steel Co. Ltd. Class A	16,300	5
	Maanshan Iron & Steel Co. Ltd. Class A	15,400	5
	Haitong Securities Co. Ltd. Class A	3,200	4
	China Merchants Securities Co. Ltd. Class A	500	1
			420,430
Colombia (0.1%)
	Bancolombia SA ADR	66,821	2,186
[1]	Ecopetrol SA ADR	133,096	1,545
	Interconexion Electrica SA ESP	265,761	1,226
	Ecopetrol SA	137,413	80
	Bancolombia SA	1,214	11
			5,048
Czech Republic (0.1%)
	CEZ A/S	95,390	3,523
*	Komercni banka A/S	48,280	1,779
[2]	Moneta Money Bank A/S	200,996	810
	Colt CZ Group SE	4,129	114
			6,226
Denmark (0.3%)
	Danske Bank A/S	400,745	11,536
*,2	Orsted A/S	113,046	6,213
		Shares	Market Value• ($000)
	Tryg A/S	203,375	4,025
			21,774
Egypt (0.0%)
	Telecom Egypt Co.	171,834	111
Finland (1.3%)
	Nordea Bank Abp (XHEL)	2,019,041	23,660
	Nokia OYJ	3,164,511	11,504
	UPM-Kymmene OYJ	327,447	11,475
	Sampo OYJ Class A	269,642	10,943
	Kone OYJ Class B	200,309	9,764
	Neste OYJ	253,121	5,738
	Wartsila OYJ Abp	290,860	5,366
	Stora Enso OYJ Class R	344,894	4,594
	Metso OYJ	383,514	4,348
	Elisa OYJ	85,764	3,867
	Fortum OYJ	261,713	3,449
	Kesko OYJ Class B	162,710	2,778
	Valmet OYJ	99,030	2,471
	Orion OYJ Class B	62,658	2,392
			102,349
France (6.1%)
	TotalEnergies SE	1,245,838	90,446
	Sanofi SA	656,906	64,898
	BNP Paribas SA	621,314	44,711
	AXA SA	1,073,828	37,102
	Vinci SA	295,123	34,581
	Danone SA	375,416	23,496
	Cie de Saint-Gobain SA	276,777	21,888
	Cie Generale des Etablissements Michelin SCA	422,360	16,227
	Publicis Groupe SA	137,993	15,227
	Orange SA	1,150,072	12,801
	Societe Generale SA	440,560	11,871
	Veolia Environnement SA	376,167	11,694
	Credit Agricole SA	604,809	9,358
*	Engie SA Loyalty Shares	333,216	5,785
*	Engie SA (XPAR)	333,162	5,784
	Renault SA	114,472	5,670
	Carrefour SA	322,079	5,418
	Eiffage SA	47,589	5,078
*	Engie SA PF 2025	249,131	4,325
	Bouygues SA	108,699	4,006
	Vivendi SE	371,263	3,777
	Rexel SA	142,760	3,700
	Getlink SE	216,798	3,691
	Arkema SA	34,460	3,556
*	Teleperformance SE	36,088	3,269
	SCOR SE	90,431	2,951
*	Eurazeo SE (XPAR)	28,582	2,575
*	Engie SA	141,167	2,451
[2]	Amundi SA	34,382	2,399
	Sodexo Inc. (Prime Fidelite 2026)	26,287	2,289
[2]	La Francaise des Jeux SAEM	59,815	2,254
	Valeo SE	133,208	1,688
	Wendel SE	16,209	1,653
	Sodexo SA (XPAR)	14,974	1,304
*	Sodexo Prime De Fidelite 2027	10,878	947
[2]	ALD SA	118,944	782
			469,652

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Germany (6.5%)
	Siemens AG (Registered)	450,515	84,397
	Allianz SE (Registered)	235,804	66,918
	Deutsche Telekom AG (Registered)	1,949,146	44,646
	Mercedes-Benz Group AG	519,024	39,259
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	82,218	36,160
	BASF SE	536,649	28,119
	Deutsche Post AG	598,441	25,057
[1]	Bayerische Motoren Werke AG (XETR)	186,535	20,323
	Deutsche Bank AG (Registered)	1,226,286	19,587
	E.ON SE	1,335,698	17,687
	Bayer AG (Registered)	593,258	17,306
	RWE AG	430,288	14,989
	Daimler Truck Holding AG	323,032	14,568
	Vonovia SE	421,161	12,170
	Commerzbank AG	630,684	9,373
	Hannover Rueck SE	36,370	9,021
	Heidelberg Materials AG	83,633	8,416
	Fresenius SE & Co. KGaA	250,373	7,471
	Fresenius Medical Care AG	122,025	5,138
	Continental AG	64,763	4,197
	Evonik Industries AG	123,638	2,577
	Volkswagen AG	17,446	2,463
	Talanx AG	32,482	2,443
	thyssenkrupp AG	296,151	1,486
	HOCHTIEF AG	12,752	1,343
	Traton SE	30,027	1,066
[2]	DWS Group GmbH & Co. KGaA	24,778	1,046
	Wacker Chemie AG	9,070	971
	RTL Group SA	26,437	815
	Sixt SE (XETR)	7,816	748
	FUCHS SE	19,663	719
			500,479
Greece (0.1%)
	Mytilineos SA	61,193	2,483
	JUMBO SA	65,605	2,042
	OPAP SA	114,315	1,902
	Hellenic Telecommunications Organization SA	100,800	1,531
	Motor Oil Hellas Corinth Refineries SA	34,175	991
	HELLENiQ ENERGY Holdings SA	52,862	474
	Autohellas Tourist and Trading SA	12,031	164
	Holding Co. ADMIE IPTO SA	67,177	159
	Piraeus Port Authority SA	4,072	108
	Quest Holdings SA	15,810	98
			9,952
Hong Kong (1.6%)
	Hong Kong Exchanges & Clearing Ltd.	775,400	24,638
	Sun Hung Kai Properties Ltd.	851,000	7,850
	CK Hutchison Holdings Ltd.	1,594,500	7,744
	CLP Holdings Ltd.	983,500	7,736
		Shares	Market Value• ($000)
	BOC Hong Kong Holdings Ltd.	2,152,500	6,598
	Hang Seng Bank Ltd.	435,000	5,736
	Lenovo Group Ltd.	4,608,000	5,183
	Hong Kong & China Gas Co. Ltd.	6,517,400	4,956
	CK Asset Holdings Ltd.	1,151,084	4,910
	Power Assets Holdings Ltd.	818,599	4,696
	Jardine Matheson Holdings Ltd.	117,804	4,508
[2]	WH Group Ltd.	4,675,599	3,398
	Wharf Real Estate Investment Co. Ltd.	929,000	2,882
	MTR Corp. Ltd.	864,500	2,841
	Swire Pacific Ltd. Class A	334,288	2,831
	Henderson Land Development Co. Ltd.	782,587	2,359
	Sino Land Co. Ltd.	2,136,000	2,284
	Hongkong Land Holdings Ltd.	656,500	2,098
	CK Infrastructure Holdings Ltd.	353,472	1,997
[1]	SITC International Holdings Co. Ltd.	769,000	1,668
	Chow Tai Fook Jewellery Group Ltd.	1,045,600	1,423
	Xinyi Glass Holdings Ltd.	1,267,000	1,354
	Swire Properties Ltd.	633,898	1,311
	PCCW Ltd.	2,520,793	1,260
[1]	Hang Lung Properties Ltd.	1,093,576	1,207
	Orient Overseas International Ltd.	79,000	1,152
	Bank of East Asia Ltd.	850,180	1,070
[2]	BOC Aviation Ltd.	124,500	990
	Hang Lung Group Ltd.	826,000	980
	New World Development Co. Ltd.	846,750	899
	Yue Yuen Industrial Holdings Ltd.	442,000	783
	Kerry Properties Ltd.	363,500	705
	Man Wah Holdings Ltd.	912,000	666
	First Pacific Co. Ltd.	1,328,000	621
	Hysan Development Co. Ltd.	369,000	575
	VTech Holdings Ltd.	98,000	567
	NWS Holdings Ltd.	521,000	440
	DFI Retail Group Holdings Ltd.	176,100	342
	Johnson Electric Holdings Ltd.	220,000	300
	Nexteer Automotive Group Ltd.	482,000	254
	Dah Sing Banking Group Ltd.	308,800	253
			124,065
Hungary (0.2%)
	OTP Bank Nyrt	138,025	6,841
	Richter Gedeon Nyrt	92,533	2,356
	MOL Hungarian Oil & Gas plc	260,124	2,132
	Magyar Telekom Telecommunications plc	215,130	543
			11,872
Iceland (0.0%)
[2]	Arion Banki HF	865,464	879
	Islandsbanki HF	714,702	526

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Eimskipafelag Islands hf	67,212	155
			1,560
India (1.5%)
	NTPC Ltd.	2,891,907	12,568
	HCL Technologies Ltd.	645,233	10,527
	ITC Ltd.	1,810,494	9,440
	Power Grid Corp. of India Ltd.	2,543,336	9,173
	Oil & Natural Gas Corp. Ltd.	2,322,567	7,840
	Coal India Ltd.	1,358,092	7,384
	Tech Mahindra Ltd.	363,231	5,472
	Indian Oil Corp. Ltd.	2,457,093	4,962
	Power Finance Corp. Ltd.	869,776	4,585
	Bajaj Auto Ltd.	42,830	4,572
	REC Ltd.	746,858	4,524
	Bharat Petroleum Corp. Ltd.	598,134	4,352
	Hero MotoCorp Ltd.	77,980	4,232
	Gail India Ltd.	1,575,592	3,936
	Vedanta Ltd.	807,563	3,854
	Hindustan Petroleum Corp. Ltd.	363,535	2,156
	NMDC Ltd.	686,350	2,083
	Petronet LNG Ltd.	447,165	1,660
	Union Bank of India Ltd.	886,887	1,635
	Canara Bank	216,127	1,607
	Oil India Ltd.	198,175	1,465
	Oracle Financial Services Software Ltd.	13,689	1,243
	Bank of India	544,173	1,008
	Hindustan Zinc Ltd.	155,992	796
	Piramal Enterprises Ltd.	70,190	775
	Castrol India Ltd.	291,664	735
[2]	Nippon Life India Asset Management Ltd.	80,486	567
	Sun TV Network Ltd.	51,739	406
			113,557
Indonesia (0.6%)
	Bank Rakyat Indonesia Persero Tbk PT	42,512,659	12,869
	Bank Mandiri Persero Tbk PT	26,789,400	11,323
	Telkom Indonesia Persero Tbk PT	27,766,300	5,383
	Astra International Tbk PT	12,142,700	3,831
	Bank Negara Indonesia Persero Tbk PT	8,923,700	2,871
	United Tractors Tbk PT	881,804	1,344
	Adaro Energy Indonesia Tbk PT	6,312,500	1,049
	Indofood Sukses Makmur Tbk PT	2,599,200	998
	Indofood CBP Sukses Makmur Tbk PT	1,350,800	903
	Perusahaan Gas Negara Persero Tbk PT	6,586,900	595
	Unilever Indonesia Tbk PT	3,577,500	576
	Semen Indonesia Persero Tbk PT	1,976,800	567
	Sarana Menara Nusantara Tbk PT	11,353,600	561
	Bukit Asam Tbk PT	2,410,700	449
	Indocement Tunggal Prakarsa Tbk PT	862,500	410
	Hanjaya Mandala Sampoerna Tbk PT	5,639,700	296
		Shares	Market Value• ($000)
	Gudang Garam Tbk PT	263,300	295
	Bank Danamon Indonesia Tbk PT	432,400	73
			44,393
Ireland (0.1%)
	Bank of Ireland Group plc	634,927	6,774
	AIB Group plc	949,731	4,916
			11,690
Israel (0.4%)
	Bank Hapoalim BM	802,227	7,227
	Bank Leumi Le-Israel BM	909,184	7,084
	Israel Discount Bank Ltd. Class A	742,815	3,810
	Mizrahi Tefahot Bank Ltd.	82,309	2,997
	ICL Group Ltd.	433,765	2,036
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,223,224	1,516
	First International Bank of Israel Ltd.	31,256	1,241
	Melisron Ltd.	15,025	1,031
	Phoenix Holdings Ltd.	95,960	917
	Mivne Real Estate KD Ltd.	372,195	895
	Amot Investments Ltd.	190,361	798
	Energix-Renewable Energies Ltd.	157,647	587
	Gav-Yam Lands Corp. Ltd.	17,596	125
			30,264
Italy (2.9%)
	UniCredit SpA	1,005,316	36,899
	Intesa Sanpaolo SpA	9,759,955	36,532
	Enel SpA	4,690,279	30,827
	Stellantis NV	1,299,822	28,760
	Eni SpA	1,278,838	20,540
	Assicurazioni Generali SpA	753,023	18,361
	Terna - Rete Elettrica Nazionale	843,388	6,757
	Snam SpA	1,365,146	6,246
	FinecoBank Banca Fineco SpA	366,310	5,612
	Mediobanca Banca di Credito Finanziario SpA	393,116	5,585
[1]	Banco BPM SpA	820,298	5,386
	Tenaris SA	276,075	4,585
[2]	Poste Italiane SpA	271,751	3,452
[2]	Infrastrutture Wireless Italiane SpA	212,790	2,280
[2]	Pirelli & C SpA	292,790	1,851
	A2A SpA	919,191	1,813
	Hera SpA	462,892	1,671
	Italgas SpA	294,387	1,632
	Banca Mediolanum SpA	144,277	1,561
	UnipolSai Assicurazioni SpA	251,656	721
			221,071
Japan (14.1%)
	Toyota Motor Corp.	7,218,261	164,638
	Mitsubishi UFJ Financial Group Inc.	6,737,200	67,112
	Sumitomo Mitsui Financial Group Inc.	757,754	43,043
	Mitsui & Co. Ltd.	879,612	42,464
	ITOCHU Corp.	806,484	36,384

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Tokio Marine Holdings Inc.	1,118,502	35,352
Honda Motor Co. Ltd.	2,893,800	32,924
Mizuho Financial Group Inc.	1,533,863	29,648
KDDI Corp.	932,624	25,879
Takeda Pharmaceutical Co. Ltd.	916,400	24,085
Softbank Corp.	1,659,282	20,014
Japan Tobacco Inc.	715,100	19,237
Nippon Telegraph & Telephone Corp.	17,018,200	18,374
Marubeni Corp.	983,700	17,526
Sumitomo Corp.	661,038	17,383
Komatsu Ltd.	553,720	16,532
Canon Inc.	569,500	15,414
Bridgestone Corp.	340,030	15,004
MS&AD Insurance Group Holdings Inc.	806,800	14,505
ORIX Corp.	701,800	14,363
Dai-ichi Life Holdings Inc.	558,100	12,926
Nippon Steel Corp.	495,700	11,113
Sompo Holdings Inc.	554,100	10,966
Astellas Pharma Inc.	1,094,400	10,504
Nomura Holdings Inc.	1,814,914	10,327
Daiwa House Industry Co. Ltd.	366,900	10,324
Japan Post Holdings Co. Ltd.	1,070,241	10,278
Sumitomo Mitsui Trust Holdings Inc.	430,978	9,061
Japan Post Bank Co. Ltd.	877,611	8,908
Toyota Tsusho Corp.	135,330	8,604
Resona Holdings Inc.	1,335,996	8,448
Subaru Corp.	367,709	8,211
ENEOS Holdings Inc.	1,729,051	7,989
Inpex Corp.	524,900	7,863
Nippon Yusen KK	268,700	7,628
Sekisui House Ltd.	328,302	7,544
Sumitomo Electric Industries Ltd.	470,400	7,271
Kansai Electric Power Co. Inc.	435,200	6,519
Kirin Holdings Co. Ltd.	444,900	6,494
Mitsui OSK Lines Ltd.	199,710	6,339
Daiwa Securities Group Inc.	840,614	6,178
JFE Holdings Inc.	361,900	5,402
Chubu Electric Power Co. Inc.	418,800	5,376
Asahi Kasei Corp.	740,700	5,164
Yamaha Motor Co. Ltd.	532,951	4,971
Kajima Corp.	254,200	4,870
T&D Holdings Inc.	297,700	4,858
Idemitsu Kosan Co. Ltd.	665,674	4,510
Obayashi Corp.	403,100	4,499
Mitsubishi Chemical Group Corp.	764,100	4,458
Isuzu Motors Ltd.	343,300	4,351
Nissan Motor Co. Ltd.	1,155,600	4,229
Aisin Corp.	103,600	3,940
AGC Inc.	105,500	3,901
Mazda Motor Corp.	341,500	3,866
Taisei Corp.	102,400	3,749
Daito Trust Construction Co. Ltd.	34,400	3,687
Ono Pharmaceutical Co. Ltd.	253,800	3,656
	Shares	Market Value• ($000)
SBI Holdings Inc.	146,200	3,560
Kawasaki Kisen Kaisha Ltd.	251,100	3,538
Concordia Financial Group Ltd.	649,600	3,500
Niterra Co. Ltd.	104,700	3,434
Sekisui Chemical Co. Ltd.	234,800	3,416
Sojitz Corp.	132,500	3,411
Chiba Bank Ltd.	399,600	3,375
Dentsu Group Inc.	123,500	3,341
Mitsubishi HC Capital Inc. (XTKS)	482,620	3,125
Ricoh Co. Ltd.	342,500	2,955
Mitsui Chemicals Inc.	101,400	2,886
Sumitomo Forestry Co. Ltd.	83,700	2,579
Seiko Epson Corp.	155,300	2,555
Fukuoka Financial Group Inc.	96,000	2,550
Amada Co. Ltd.	227,200	2,481
Brother Industries Ltd.	139,000	2,459
Kobe Steel Ltd.	196,900	2,403
Cosmo Energy Holdings Co. Ltd.	48,740	2,330
Tosoh Corp.	166,700	2,298
Hulic Co. Ltd.	246,986	2,276
Kuraray Co. Ltd.	200,500	2,221
NIPPON EXPRESS HOLDINGS Inc.	42,100	2,154
Japan Post Insurance Co. Ltd.	113,200	2,125
Shimizu Corp.	342,300	2,120
Mebuki Financial Group Inc.	572,100	2,024
NGK Insulators Ltd.	146,600	1,997
Tokyo Tatemono Co. Ltd.	118,300	1,968
Sumitomo Chemical Co. Ltd.	903,300	1,930
Mitsubishi Gas Chemical Co. Inc.	108,400	1,918
Sanwa Holdings Corp.	116,700	1,906
Nikon Corp.	182,300	1,885
Sumitomo Heavy Industries Ltd.	67,500	1,881
Haseko Corp.	153,386	1,853
Kyushu Railway Co.	85,500	1,840
IHI Corp.	76,200	1,824
Hitachi Construction Machinery Co. Ltd.	63,500	1,814
Nomura Real Estate Holdings Inc.	64,500	1,806
Credit Saison Co. Ltd.	96,700	1,785
Electric Power Development Co. Ltd.	99,000	1,682
Lixil Corp.	155,300	1,668
Marui Group Co. Ltd.	108,400	1,656
DMG Mori Co. Ltd.	61,900	1,655
Air Water Inc.	106,200	1,595
Taiheiyo Cement Corp.	67,900	1,553
COMSYS Holdings Corp.	64,300	1,505
Tokyo Century Corp.	149,291	1,486
Mitsubishi Materials Corp.	74,600	1,458
Persol Holdings Co. Ltd.	1,047,400	1,449
Toyo Seikan Group Holdings Ltd.	91,600	1,416
NSK Ltd.	253,700	1,395
Daicel Corp.	143,500	1,333

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Sumitomo Rubber Industries Ltd.	108,000	1,311
	Open House Group Co. Ltd.	42,500	1,292
	EXEO Group Inc.	116,800	1,273
	Sega Sammy Holdings Inc.	93,100	1,219
	Yamato Kogyo Co. Ltd.	22,200	1,193
	Hirogin Holdings Inc.	165,400	1,190
	Yamaguchi Financial Group Inc.	117,400	1,186
	Kamigumi Co. Ltd.	54,400	1,175
	Sankyo Co. Ltd.	106,700	1,159
	Daido Steel Co. Ltd.	104,120	1,148
	Nippon Electric Glass Co. Ltd.	46,400	1,148
	Toyo Tire Corp.	60,500	1,145
[1]	Aozora Bank Ltd.	69,900	1,086
	Iida Group Holdings Co. Ltd.	83,800	1,070
	UBE Corp.	58,000	1,060
	JTEKT Corp.	135,500	1,049
	Zenkoku Hosho Co. Ltd.	29,700	1,043
	Nagase & Co. Ltd.	60,100	1,040
	Sankyu Inc.	30,000	1,040
	INFRONEER Holdings Inc.	115,500	1,023
	Mitsui Mining & Smelting Co. Ltd.	32,600	1,022
	Seino Holdings Co. Ltd.	76,100	1,019
	Casio Computer Co. Ltd.	121,500	1,012
	Yamada Holdings Co. Ltd.	339,200	971
	Fuyo General Lease Co. Ltd.	11,300	969
	Kokuyo Co. Ltd.	56,300	962
	NHK Spring Co. Ltd.	94,300	956
	Kaneka Corp.	35,700	925
	Toda Corp.	140,500	918
	Amano Corp.	38,000	914
	DIC Corp.	48,900	914
	Penta-Ocean Construction Co. Ltd.	174,200	874
	NOK Corp.	59,500	861
	Zeon Corp.	83,800	835
	K's Holdings Corp.	84,000	806
	Nippon Kayaku Co. Ltd.	97,600	795
	Shikoku Electric Power Co. Inc.	94,200	781
	Tokai Carbon Co. Ltd.	116,100	770
	Denka Co. Ltd.	51,300	760
	Toyoda Gosei Co. Ltd.	38,800	751
	Canon Marketing Japan Inc.	27,200	747
	Aica Kogyo Co. Ltd.	30,600	709
	Nippon Shokubai Co. Ltd.	74,000	703
	TS Tech Co. Ltd.	56,900	701
	Seven Bank Ltd.	388,900	695
	OSG Corp.	51,000	658
	Anritsu Corp.	78,800	601
	Acom Co. Ltd.	228,800	590
	Pigeon Corp.	64,600	589
	AEON Financial Service Co. Ltd.	69,100	575
	Nipro Corp.	68,300	553
	Relo Group Inc.	63,300	550
	Toyota Boshoku Corp.	37,200	550
	Itoham Yonekyu Holdings Inc.	18,160	474
	Pola Orbis Holdings Inc.	45,000	413
	Shares	Market Value• ($000)
Heiwa Corp.	31,700	397
Noevir Holdings Co. Ltd.	9,600	318
Fuji Media Holdings Inc.	26,300	313
Matsui Securities Co. Ltd.	58,500	299
Orient Corp.	34,200	223
		1,093,560
Kuwait (0.2%)
National Bank of Kuwait SAKP	4,717,253	13,220
Mobile Telecommunications Co. KSCP	1,347,893	2,130
Gulf Bank KSCP	1,272,038	1,063
Burgan Bank SAK	592,758	347
		16,760
Malaysia (0.7%)
Malayan Banking Bhd.	4,424,997	9,017
Public Bank Bhd.	8,503,900	7,335
CIMB Group Holdings Bhd.	4,747,500	6,561
Tenaga Nasional Bhd.	2,201,133	5,512
Petronas Chemicals Group Bhd.	1,693,000	2,402
Petronas Gas Bhd.	619,432	2,334
CELCOMDIGI Bhd.	2,360,600	2,049
MISC Bhd.	1,214,744	2,024
YTL Corp. Bhd.	2,810,623	1,817
Axiata Group Bhd.	2,707,400	1,603
Kuala Lumpur Kepong Bhd.	326,300	1,576
Hong Leong Bank Bhd.	368,200	1,487
AMMB Holdings Bhd.	1,655,000	1,455
Sime Darby Bhd.	2,323,600	1,360
Maxis Bhd.	1,764,900	1,356
RHB Bank Bhd.	1,160,700	1,336
Genting Bhd.	1,285,800	1,215
IJM Corp. Bhd.	2,047,200	1,034
Telekom Malaysia Bhd.	760,600	986
Genting Malaysia Bhd.	1,683,600	929
Petronas Dagangan Bhd.	203,200	923
Alliance Bank Malaysia Bhd.	686,100	549
Hong Leong Financial Group Bhd.	137,100	480
FGV Holdings Bhd.	301,300	87
		55,427
Mexico (1.2%)
Grupo Financiero Banorte SAB de CV Class O	1,746,800	17,289
America Movil SAB de CV Series B	13,828,700	13,166
Fomento Economico Mexicano SAB de CV	1,101,200	12,883
Grupo Mexico SAB de CV Series B	1,911,100	11,809
Wal-Mart de Mexico SAB de CV	3,115,135	11,623
Grupo Aeroportuario del Pacifico SAB de CV Class B	235,555	4,290
Grupo Aeroportuario del Sureste SAB de CV Class B	119,695	4,111
Coca-Cola Femsa SAB de CV	314,725	3,122
Arca Continental SAB de CV	264,400	2,579

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Grupo Aeroportuario del Centro Norte SAB de CV	165,200	1,829
	Alfa SAB de CV Class A	2,175,000	1,600
[2]	Banco del Bajio SA	425,900	1,570
	Promotora y Operadora de Infraestructura SAB de CV	131,090	1,317
	Qualitas Controladora SAB de CV	99,100	1,296
	Regional SAB de CV	141,800	1,281
	Kimberly-Clark de Mexico SAB de CV Class A	498,500	1,038
	Orbia Advance Corp. SAB de CV	583,000	958
	Grupo Televisa SAB Series CPO	1,444,800	854
	Megacable Holdings SAB de CV	179,900	524
*	Alpek SAB de CV	202,900	151
			93,290
Netherlands (1.2%)
	ING Groep NV	2,041,028	32,269
	Koninklijke Ahold Delhaize NV	570,867	17,328
	NN Group NV	166,821	7,696
	Koninklijke KPN NV	2,041,270	7,418
	Aegon Ltd.	1,015,221	6,323
	ASR Nederland NV	87,323	4,370
[1,2]	ABN AMRO Bank NV	269,955	4,324
	Randstad NV	63,859	3,203
[2]	Signify NV	75,163	2,050
	JDE Peet's NV	77,479	1,721
	OCI NV	58,199	1,565
	Koninklijke Vopak NV	39,001	1,549
[1,2]	CTP NV	61,293	1,040
			90,856
New Zealand (0.1%)
	Spark New Zealand Ltd.	1,093,149	3,072
	Meridian Energy Ltd.	746,695	2,634
	Contact Energy Ltd.	473,233	2,416
	Mercury NZ Ltd.	414,097	1,554
	Fletcher Building Ltd.	464,798	1,040
	SKYCITY Entertainment Group Ltd.	463,916	486
			11,202
Norway (0.7%)
	Equinor ASA	525,470	13,982
	DNB Bank ASA	609,918	10,630
	Norsk Hydro ASA	798,000	4,904
	Mowi ASA	264,891	4,651
	Aker BP ASA	183,806	4,458
	Telenor ASA	377,184	4,336
	Orkla ASA	456,242	3,104
	Yara International ASA	97,884	2,790
	Salmar ASA	37,942	2,387
	Gjensidige Forsikring ASA	101,275	1,624
	Var Energi ASA	498,173	1,617
			54,483
Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	366,393	176
		Shares	Market Value• ($000)
Philippines (0.2%)
	International Container Terminal Services Inc.	654,940	3,746
	Bank of the Philippine Islands	1,260,850	2,783
	Metropolitan Bank & Trust Co.	1,078,090	1,305
	PLDT Inc.	54,725	1,274
	Manila Electric Co.	155,930	996
	Universal Robina Corp.	520,940	930
	Globe Telecom Inc.	19,551	600
	DMCI Holdings Inc.	2,448,900	469
	Semirara Mining & Power Corp.	688,820	393
	LT Group Inc.	1,703,200	299
	Megaworld Corp.	6,377,000	202
			12,997
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	521,780	7,747
	ORLEN SA	345,734	5,637
	Powszechny Zaklad Ubezpieczen SA	334,897	4,215
	Bank Polska Kasa Opieki SA	93,806	3,884
	Santander Bank Polska SA	19,990	2,739
	LPP SA	664	2,558
			26,780
Portugal (0.2%)
*	EDP - Energias de Portugal SA	1,809,467	6,795
	Galp Energia SGPS SA	260,636	5,599
	Jeronimo Martins SGPS SA	170,387	3,505
			15,899
Qatar (0.5%)
	Qatar National Bank QPSC	2,664,378	10,144
	Qatar Islamic Bank SAQ	1,078,979	5,419
	Industries Qatar QSC	946,878	3,177
	Masraf Al Rayan QSC	3,718,948	2,563
	Commercial Bank PSQC	2,023,787	2,307
	Mesaieed Petrochemical Holding Co.	3,856,152	2,033
	Qatar International Islamic Bank QSC	702,155	1,938
	Qatar Navigation QSC	622,134	1,805
	Qatar Gas Transport Co. Ltd.	1,638,070	1,796
	Qatar Fuel QSC	350,144	1,389
	Ooredoo QPSC	494,411	1,356
	Qatar Electricity & Water Co. QSC	273,205	1,146
	Dukhan Bank	1,040,746	1,101
	Barwa Real Estate Co.	1,255,409	967
	Vodafone Qatar QSC	1,270,629	618
	Qatar Aluminum Manufacturing Co.	1,441,054	558
			38,317
Romania (0.1%)
	Banca Transilvania SA	423,201	2,573
	OMV Petrom SA	10,511,380	1,555
	Societatea Nationala Nuclearelectrica SA	42,394	447

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Societatea Energetica Electrica SA	97,088	277
			4,852
Russia (0.0%)
*,3	Inter Rao Ues PJSC	11,522,470	—
*,3	MMC Norilsk Nickel PJSC ADR	53,701	—
*,3	Sberbank of Russia PJSC	3,446,575	—
*,3	Mobile TeleSystems PJSC ADR	132,889	—
*,3	Moscow Exchange MICEX-RTS PJSC	482,108	—
*,3	Rosneft Oil Co. PJSC (Registered) GDR	190,781	—
*,3	MMC Norilsk Nickel PJSC	1,145,800	—
*,3	LUKOIL PJSC ADR	51,350	—
*,3	Gazprom PJSC ADR	748,819	—
*,3	Severstal PAO GDR (Registered)	34,635	—
*,3	Tatneft PJSC ADR	26,094	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
*,3	Alrosa PJSC	840,362	—
*,3	PhosAgro PJSC (MISX)	7,446	—
*,3	United Co. Rusal International PJSC	796,030	—
*,3	Unipro PJSC	4,903,000	—
*,3	Polyus PJSC	9,549	—
*,3	RusHydro PJSC	41,940,310	—
*,3	Rostelecom PJSC	343,830	—
*,3	Tatneft PJSC	243,415	—
*,3	Novolipetsk Steel PJSC	373,254	—
*,3	Mobile TeleSystems PJSC	18,732	—
*,3	Magnit PJSC	20,521	—
*,3	Novatek PJSC	356,672	—
*,3	Gazprom PJSC	2,023,010	—
*,3	Mosenergo PJSC	1,739,000	—
*,3	Federal Grid Co. - Rosseti PJSC	83,950,000	—
*,3	Lukoil PJSC	76,646	—
*,3	Rosneft Oil Co. PJSC	211,479	—
*,3	Magnitogorsk Iron & Steel Works PJSC	732,540	—
*,3	Sistema AFK PAO	903,430	—
*,3	Severstal PAO PJSC	28,686	—
*,3	PhosAgro PJSC	91	—
*,3	PhosAgro PJSC GDR (Registered)	14,173	—
			—
Saudi Arabia (1.4%)
	Saudi National Bank	1,764,831	17,667
[2]	Saudi Arabian Oil Co.	1,867,614	14,965
	Saudi Basic Industries Corp.	546,842	12,321
	Saudi Telecom Co.	1,093,534	10,973
	Alinma Bank	764,191	6,779
	Riyad Bank	882,857	6,510
	Saudi Awwal Bank	578,406	6,277
	SABIC Agri-Nutrients Co.	140,306	4,324
	Banque Saudi Fransi	353,398	3,448
	Arab National Bank	400,331	3,290
	Etihad Etisalat Co.	226,212	3,131
	Saudi Electricity Co.	490,078	2,428
	Sahara International Petrochemical Co.	212,921	1,946
	Yanbu National Petrochemical Co.	164,964	1,705
	Shares	Market Value• ($000)
Saudi Industrial Investment Group	219,006	1,352
Saudi Investment Bank	295,723	1,328
Jarir Marketing Co.	351,293	1,266
Saudi Aramco Base Oil Co.	30,187	1,216
Nahdi Medical Co.	31,165	1,147
Abdullah Al Othaim Markets Co.	270,061	895
Advanced Petrochemical Co.	73,545	838
Power & Water Utility Co. for Jubail & Yanbu	44,923	775
Arabian Centres Co. Ltd.	106,678	712
Arabian Drilling Co.	16,022	653
United Electronics Co.	24,008	634
Saudi Cement Co.	47,066	576
Southern Province Cement Co.	42,597	453
Qassim Cement Co.	26,747	421
		108,030
Singapore (1.4%)
DBS Group Holdings Ltd.	1,209,185	30,783
Oversea-Chinese Banking Corp. Ltd.	2,130,500	22,118
United Overseas Bank Ltd.	736,545	16,345
Singapore Telecommunications Ltd.	4,498,288	7,801
Keppel Ltd.	831,312	4,158
Singapore Airlines Ltd.	845,500	4,034
Singapore Exchange Ltd.	487,232	3,324
Wilmar International Ltd.	1,252,800	2,945
Capitaland Investment Ltd.	1,503,300	2,907
Singapore Technologies Engineering Ltd.	907,800	2,667
Genting Singapore Ltd.	3,471,100	2,317
Thai Beverage PCL	4,891,500	1,771
Venture Corp. Ltd.	156,700	1,660
ComfortDelGro Corp. Ltd.	1,218,900	1,326
Jardine Cycle & Carriage Ltd.	59,400	1,146
NetLink NBN Trust	1,766,500	1,106
Olam Group Ltd.	728,300	627
Hutchison Port Holdings Trust	3,349,100	428
SIA Engineering Co. Ltd.	192,400	318
StarHub Ltd.	345,500	295
Singapore Telecommunications Ltd. (XSES)	8,800	15
		108,091
South Africa (0.9%)
FirstRand Ltd.	3,073,634	10,611
Gold Fields Ltd.	533,958	8,638
Standard Bank Group Ltd.	803,618	7,547
MTN Group Ltd.	1,109,412	5,317
Shoprite Holdings Ltd.	286,650	3,825
Absa Group Ltd.	487,695	3,761
Sanlam Ltd.	1,039,177	3,759
Nedbank Group Ltd.	276,219	3,359
Bidvest Group Ltd.	203,669	2,656
Sasol Ltd.	346,924	2,437
Impala Platinum Holdings Ltd.	483,984	2,154

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Sibanye Stillwater Ltd.	1,682,835	1,921
	Woolworths Holdings Ltd.	540,757	1,732
	Vodacom Group Ltd.	359,305	1,719
	Old Mutual Ltd.	2,599,435	1,527
	Northam Platinum Holdings Ltd.	215,739	1,429
	Exxaro Resources Ltd.	145,422	1,393
	Mr Price Group Ltd.	148,902	1,380
[1]	Anglo American Platinum Ltd.	33,958	1,183
	Outsurance Group Ltd.	515,427	1,108
	Investec Ltd.	161,936	1,033
	Tiger Brands Ltd.	93,901	1,021
	Foschini Group Ltd.	192,114	1,014
[1]	Kumba Iron Ore Ltd.	32,755	803
	African Rainbow Minerals Ltd.	71,332	737
	Santam Ltd.	23,566	376
			72,440
South Korea (1.4%)
	Hyundai Motor Co.	82,624	14,862
	KB Financial Group Inc.	230,822	12,519
	Kia Corp.	147,143	12,466
	Shinhan Financial Group Co. Ltd.	299,344	10,057
	Hana Financial Group Inc.	157,119	6,627
	Samsung Fire & Marine Insurance Co. Ltd.	19,596	4,386
	Woori Financial Group Inc.	395,171	4,050
	KT&G Corp.	59,666	3,845
	LG Corp.	53,090	3,029
	Samsung Life Insurance Co. Ltd.	44,352	2,795
	SK Inc.	21,184	2,524
	Korea Zinc Co. Ltd.	6,429	2,142
	HMM Co. Ltd.	174,438	1,992
	DB Insurance Co. Ltd.	26,567	1,864
	Industrial Bank of Korea	172,276	1,732
	Hyundai Glovis Co. Ltd.	10,976	1,437
	S-Oil Corp.	24,389	1,273
	HD Hyundai Co. Ltd.	25,169	1,219
	Korea Investment Holdings Co. Ltd.	22,619	1,093
	Doosan Bobcat Inc.	28,813	1,077
	Samsung Securities Co. Ltd.	37,724	1,032
	BNK Financial Group Inc.	166,364	1,004
	Kumho Petrochemical Co. Ltd.	9,747	969
	Fila Holdings Corp.	30,672	903
	LG Uplus Corp.	127,039	902
	GS Holdings Corp.	27,243	881
	Mirae Asset Securities Co. Ltd.	155,302	846
	Hyundai Marine & Fire Insurance Co. Ltd.	33,978	767
	NH Investment & Securities Co. Ltd.	80,022	719
	Kangwon Land Inc.	63,819	705
	OCI Holdings Co. Ltd.	9,224	628
	Cheil Worldwide Inc.	42,886	585
	DGB Financial Group Inc.	90,697	554
	Samsung Card Co. Ltd.	17,454	492
	Hyundai Doosan Infracore Co. Ltd.	82,203	489
	S-1 Corp.	11,094	478
		Shares	Market Value• ($000)
	Hanwha Life Insurance Co. Ltd.	213,994	454
	BGF retail Co. Ltd.	4,806	453
	GS Engineering & Construction Corp.	36,399	432
	Hanon Systems	96,050	385
	Lotte Shopping Co. Ltd.	6,705	336
	GS Retail Co. Ltd.	23,008	330
	KEPCO Plant Service & Engineering Co. Ltd.	12,771	324
	Lotte Corp.	15,823	315
	Hite Jinro Co. Ltd.	18,461	280
	LOTTE Fine Chemical Co. Ltd.	8,162	265
	Dongsuh Cos. Inc.	19,201	264
			106,781
Spain (2.9%)
	Banco Santander SA	9,697,221	47,183
	Iberdrola SA (XMAD)	3,543,828	43,453
	Banco Bilbao Vizcaya Argentaria SA	3,528,222	38,154
	Industria de Diseno Textil SA	634,971	28,911
	Telefonica SA	3,077,721	13,787
	CaixaBank SA	2,293,419	12,094
	Repsol SA	735,559	11,545
[2]	Aena SME SA	43,293	7,890
	Banco de Sabadell SA	3,149,391	6,016
	Redeia Corp. SA	258,415	4,314
	Endesa SA	191,305	3,489
	Bankinter SA	399,071	3,154
	Enagas SA	149,984	2,200
	Naturgy Energy Group SA	82,387	2,084
	Acciona SA	14,570	1,684
	Mapfre SA	592,612	1,430
			227,388
Sweden (1.4%)
	Volvo AB Class B	991,546	25,238
	Swedbank AB Class A	608,595	11,638
	Skandinaviska Enskilda Banken AB Class A	748,662	9,805
	Essity AB Class B	369,595	9,221
	Telefonaktiebolaget LM Ericsson Class B	1,729,198	8,776
	Svenska Handelsbanken AB Class A	920,083	7,890
	H & M Hennes & Mauritz AB Class B	360,917	5,737
	Boliden AB	164,216	5,397
	SKF AB Class B	230,990	4,749
	Skanska AB Class B	214,328	3,682
	Telia Co. AB	1,483,015	3,392
	Tele2 AB Class B	329,765	3,076
	Securitas AB Class B	290,303	2,909
	SSAB AB Class B	472,172	2,642
	Volvo AB Class A	77,363	2,037
	Husqvarna AB Class B	206,037	1,671
	SSAB AB Class A	69,446	390
	Skandinaviska Enskilda Banken AB Class C	22,110	293
	Sagax AB Class D	61,566	171
	Telefonaktiebolaget LM Ericsson Class A	26,806	137
[1]	Svenska Handelsbanken AB Class B	305	3
			108,854

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Switzerland (7.2%)
	Nestle SA (Registered)	1,615,409	162,187
	Novartis AG (Registered)	1,250,854	121,405
	Roche Holding AG	432,726	103,687
	Zurich Insurance Group AG	86,848	42,038
	Holcim AG	313,479	26,240
	Swiss Re AG	174,588	18,979
	Partners Group Holding AG	13,292	17,101
	Swiss Life Holding AG (Registered)	17,932	12,100
	Swisscom AG (Registered)	15,238	8,360
	SGS SA (Registered)	86,801	7,643
	Julius Baer Group Ltd.	122,698	6,584
	Swatch Group AG (Bearer)	23,241	4,883
	Swiss Prime Site AG (Registered)	45,237	4,177
	Baloise Holding AG (Registered)	26,979	4,077
	Adecco Group AG (Registered)	95,454	3,339
	PSP Swiss Property AG (Registered)	26,918	3,328
	Helvetia Holding AG (Registered)	20,871	2,730
	Clariant AG (Registered)	144,434	2,161
	Roche Holding AG (Bearer)	7,333	1,929
	Banque Cantonale Vaudoise (Registered)	16,913	1,769
	DKSH Holding AG	21,378	1,393
	Swatch Group AG (Registered)	2,934	122
			556,232
Taiwan (4.0%)
	Hon Hai Precision Industry Co. Ltd.	7,212,000	34,332
	MediaTek Inc.	902,000	27,196
	Quanta Computer Inc.	1,608,000	12,620
	CTBC Financial Holding Co. Ltd.	11,128,120	11,615
[1]	United Microelectronics Corp.	7,149,000	10,984
	Fubon Financial Holding Co. Ltd.	4,756,208	10,062
	Chunghwa Telecom Co. Ltd.	2,280,000	8,666
	Cathay Financial Holding Co. Ltd.	5,510,973	8,522
	Mega Financial Holding Co. Ltd.	6,886,409	8,439
	ASE Technology Holding Co. Ltd.	1,771,171	7,968
	Yuanta Financial Holding Co. Ltd.	7,682,340	7,206
	Uni-President Enterprises Corp.	2,875,000	6,744
	Novatek Microelectronics Corp.	349,000	6,594
	Wistron Corp.	1,710,656	5,857
	Asustek Computer Inc.	422,268	5,537
	Nan Ya Plastics Corp.	3,118,000	5,414
	First Financial Holding Co. Ltd.	6,434,491	5,394
	SinoPac Financial Holdings Co. Ltd.	7,180,775	4,831
		Shares	Market Value• ($000)
	Formosa Plastics Corp.	2,237,879	4,702
	Realtek Semiconductor Corp.	285,000	4,496
[1]	Chailease Holding Co. Ltd.	843,610	4,449
	Hua Nan Financial Holdings Co. Ltd. Class C	6,094,046	4,415
	Largan Precision Co. Ltd.	61,000	4,066
	Taishin Financial Holding Co. Ltd.	7,094,059	3,906
	Taiwan Cement Corp.	3,952,119	3,885
	Lite-On Technology Corp.	1,281,194	3,878
	Pegatron Corp.	1,261,000	3,761
[1]	Wiwynn Corp.	52,000	3,699
[1]	Evergreen Marine Corp. Taiwan Ltd.	604,800	3,514
	Formosa Chemicals & Fibre Corp.	2,049,000	3,483
	Taiwan Mobile Co. Ltd.	1,086,000	3,466
	Shanghai Commercial & Savings Bank Ltd.	2,246,677	3,200
	President Chain Store Corp.	336,000	2,826
	Compal Electronics Inc.	2,463,000	2,687
	Far EasTone Telecommunications Co. Ltd.	1,058,000	2,624
[1]	Inventec Corp.	1,538,994	2,469
	Catcher Technology Co. Ltd.	363,672	2,429
	WPG Holdings Ltd.	887,000	2,396
	AUO Corp.	4,223,000	2,361
	Acer Inc.	1,702,000	2,342
	Chicony Electronics Co. Ltd.	369,370	2,287
	Powertech Technology Inc.	411,000	2,189
[1]	Globalwafers Co. Ltd.	126,000	2,002
	Micro-Star International Co. Ltd.	410,000	1,995
	Synnex Technology International Corp.	809,000	1,977
	Asia Cement Corp.	1,470,000	1,972
	Sino-American Silicon Products Inc.	318,000	1,893
	Eclat Textile Co. Ltd.	119,200	1,875
[1]	Walsin Lihwa Corp.	1,621,000	1,831
	Yang Ming Marine Transport Corp.	1,133,000	1,811
	Formosa Petrochemical Corp.	817,000	1,805
	Far Eastern New Century Corp.	1,754,000	1,750
	Eva Airways Corp.	1,604,000	1,744
	Cheng Shin Rubber Industry Co. Ltd.	1,094,994	1,581
	ASE Technology Holding Co. Ltd. ADR	148,725	1,493
	Feng TAY Enterprise Co. Ltd.	297,273	1,478
	Pou Chen Corp.	1,332,000	1,474
[1]	Vanguard International Semiconductor Corp.	540,500	1,416
	Zhen Ding Technology Holding Ltd.	379,000	1,341
	Giant Manufacturing Co. Ltd.	186,967	1,251
	Foxconn Technology Co. Ltd.	658,190	1,241

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Teco Electric and Machinery Co. Ltd.	716,000	1,216
	Nien Made Enterprise Co. Ltd.	81,000	947
	Taiwan Fertilizer Co. Ltd.	439,000	880
	Wan Hai Lines Ltd.	556,000	864
[1]	Nan Ya Printed Circuit Board Corp.	130,000	740
	Yulon Motor Co. Ltd.	338,288	710
	Eternal Materials Co. Ltd.	727,000	705
	China Motor Corp.	153,000	670
	Taiwan Secom Co. Ltd.	167,000	658
	Far Eastern International Bank	1,342,000	631
	Transcend Information Inc.	172,000	494
	Formosa Taffeta Co. Ltd.	654,000	459
	U-Ming Marine Transport Corp.	254,000	422
[1]	Formosa Sumco Technology Corp.	38,000	205
	Yulon Nissan Motor Co. Ltd.	13,000	52
			309,094
Thailand (0.5%)
	PTT PCL	8,567,700	7,765
	Advanced Info Service PCL	669,304	3,556
	PTT Exploration & Production PCL	826,730	3,458
	SCB X PCL	1,011,400	2,896
	Kasikornbank PCL NVDR	737,400	2,588
	Siam Cement PCL (Registered)	355,450	2,381
	Krung Thai Bank PCL	3,694,800	1,671
	TMBThanachart Bank PCL	25,879,100	1,261
	PTT Global Chemical PCL	1,215,899	1,199
	Kasikornbank PCL	312,300	1,096
	Bangkok Bank PCL (Registered)	281,500	1,039
	Land & Houses PCL (Registered)	4,910,700	986
	Thai Oil PCL	669,240	975
	Home Product Center PCL	3,361,700	938
[1]	BTS Group Holdings PCL	5,045,500	861
[1]	Banpu PCL (Registered)	5,363,150	800
	Intouch Holdings PCL Class F	423,641	763
	Indorama Ventures PCL	1,072,800	689
	Thai Union Group PCL Class F	1,569,000	629
	Ratch Group PCL	709,250	549
	Siam Cement PCL NVDR	79,400	532
	Electricity Generating PCL	168,600	510
	Osotspa PCL	783,700	452
	Bangkok Bank PCL NVDR	117,300	433
	Berli Jucker PCL	615,500	406
	Srisawad Corp. PCL	361,100	396
	Thai Life Insurance PCL	1,502,600	371
	IRPC PCL	5,728,600	303
	Intouch Holdings PCL NVDR	153,800	277
	Siam City Cement PCL	69,132	259
	Bangkok Life Assurance PCL NVDR	313,500	152
	SCB X PCL (XBKK)	34,700	99
		Shares	Market Value• ($000)
	Advanced Info Service PCL (XBKK)	18,400	98
	PTT PCL (XBKK)	105,900	96
			40,484
Turkey (0.4%)
	KOC Holding A/S	510,016	3,559
	Akbank TAS	1,849,238	3,404
	Turkiye Petrol Rafinerileri A/S	528,015	3,188
	BIM Birlesik Magazalar A/S	263,717	3,151
*	Haci Omer Sabanci Holding A/S	793,460	2,265
	Turkiye Is Bankasi A/S Class C	4,674,668	1,978
	Yapi ve Kredi Bankasi A/S	1,967,611	1,970
	Turkcell Iletisim Hizmetleri A/S	709,788	1,767
	Ford Otomotiv Sanayi A/S	37,725	1,299
	Turkiye Garanti Bankasi A/S	354,095	904
	Tofas Turk Otomobil Fabrikasi A/S	70,045	595
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	97,386	549
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	173,484	494
	Turk Traktor ve Ziraat Makineleri A/S	14,428	410
	Dogus Otomotiv Servis ve Ticaret A/S	44,710	392
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	460,062	369
	Sok Marketler Ticaret A/S	184,657	331
*,2	Enerjisa Enerji A/S	155,756	326
	Turkiye Sigorta A/S	131,480	269
	Aksa Akrilik Kimya Sanayii A/S	62,527	225
	Aygaz A/S	34,802	211
	Tekfen Holding A/S	110,168	176
	Akcansa Cimento A/S	26,388	123
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	155,588	107
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	23,932	93
	Galata Wind Enerji A/S	99,926	88
	Enka Insaat ve Sanayi A/S	1	—
			28,243
United Arab Emirates (0.8%)
[3]	Emirates Telecommunications Group Co. PJSC	2,113,636	9,775
	First Abu Dhabi Bank PJSC	2,690,096	9,146
*	Emaar Properties PJSC	4,081,362	9,126
	Emirates NBD Bank PJSC	1,085,611	5,027
	Abu Dhabi Commercial Bank PJSC	1,746,677	3,966
	Dubai Electricity & Water Authority PJSC	5,198,683	3,324
	Aldar Properties PJSC	2,188,702	3,252
	Abu Dhabi Islamic Bank PJSC	873,563	2,656
	Dubai Islamic Bank PJSC	1,738,823	2,633
	Abu Dhabi National Oil Co. for Distribution PJSC	1,726,162	1,639

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Borouge plc	1,805,657	1,203
Emaar Development PJSC	504,113	1,145
Salik Co. PJSC	1,118,602	1,053
ADNOC Drilling Co. PJSC	963,646	1,012
Air Arabia PJSC	1,368,959	997
ADNOC Logistics & Services	836,142	910
Dubai Investments PJSC	1,244,434	740
Fertiglobe plc	824,326	625
Dana Gas PJSC	3,300,949	620
Emirates Central Cooling Systems Corp.	1,208,018	523
		59,372
United Kingdom (12.1%)
Shell plc (XLON)	3,935,208	139,891
HSBC Holdings plc	11,561,062	100,211
Unilever plc (XLON)	1,500,377	77,616
BP plc	10,075,023	64,940
GSK plc	2,427,384	50,361
Rio Tinto plc	657,848	44,510
Glencore plc	7,331,321	42,658
British American Tobacco plc	1,216,763	35,720
BAE Systems plc	1,843,171	30,656
National Grid plc	2,245,628	29,456
Lloyds Banking Group plc	38,268,206	24,698
Reckitt Benckiser Group plc	434,755	24,306
Anglo American plc	727,770	23,782
Barclays plc	9,066,926	22,860
3i Group plc	576,311	20,590
Tesco plc	4,201,790	15,513
SSE plc	658,720	13,692
NatWest Group plc	3,265,232	12,324
Imperial Brands plc	529,761	12,105
Standard Chartered plc	1,329,580	11,423
Vodafone Group plc	13,233,289	11,160
Legal & General Group plc	3,594,742	10,552
Aviva plc	1,638,109	9,511
Smurfit Kappa Group plc	156,025	6,780
WPP plc	624,340	6,258
Admiral Group plc	183,504	6,246
United Utilities Group plc	409,048	5,332
Centrica plc	3,284,278	5,243
Mondi plc	264,102	5,005
Severn Trent plc	158,156	4,875
BT Group plc	3,780,489	4,835
Intermediate Capital Group plc	166,740	4,346
DCC plc	59,220	4,044
B&M European Value Retail SA	617,659	3,986
Coca-Cola HBC AG	120,824	3,900
Berkeley Group Holdings plc	65,464	3,844
Kingfisher plc	1,125,323	3,466
Taylor Wimpey plc	2,105,465	3,450
J Sainsbury plc	1,041,184	3,415
M&G plc	1,352,975	3,387
DS Smith plc	766,760	3,340
Barratt Developments plc	586,863	3,316
Burberry Group plc	222,796	3,188
Persimmon plc	190,836	3,090
Phoenix Group Holdings plc	444,733	2,709
Johnson Matthey plc	107,901	2,363
		Shares	Market Value• ($000)
	Endeavour Mining plc	108,651	2,301
	Hargreaves Lansdown plc	226,991	2,294
	Schroders plc	507,155	2,223
	Abrdn plc	1,093,688	1,994
	St. James's Place plc	325,543	1,762
[2]	Airtel Africa plc	649,989	898
*,3	Evraz plc	193,110	—
			936,425
Total Common Stocks (Cost $6,870,708)			7,588,482
Preferred Stocks (1.2%)
	Petroleo Brasileiro SA Preference Shares	3,379,383	27,347
	Itau Unibanco Holding SA Preference Shares	2,579,707	15,580
	Volkswagen AG Preference Shares	121,468	14,881
	Banco Bradesco SA Preference Shares	3,005,717	8,104
	Itausa SA Preference Shares	3,258,677	6,000
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	81,707	3,732
	Bayerische Motoren Werke AG Preference Shares	35,205	3,617
	Gerdau SA Preference Shares	777,570	2,734
	Hyundai Motor Co. Preference Shares (XKRX)	17,864	2,041
	Hyundai Motor Co. Preference Shares	17,041	1,939
	Companhia Paranaense de Energia Preference Shares Class B	920,800	1,612
	Centrais Eletricas Brasileiras SA Preference Shares Class B	191,100	1,530
	Cia Energetica de Minas Gerais Preference Shares	580,802	1,093
	Metalurgica Gerdau SA Preference Shares	394,800	804
	Bradespar SA Preference Shares	199,307	765
	Sixt SE Preference Shares	10,122	700
	Embotelladora Andina SA Preference Shares Class B	226,114	639
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	107,708	518
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	285,100	434
	CJ CheilJedang Corp. Preference Shares	2,926	312
	Unipar Carbocloro SA Preference Shares Class B	30,690	312

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	1,592	281
	Amorepacific Corp. (XKRX) Preference Shares	6,427	216
	Hanwha Corp. Preference Shares	11,497	123
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	5,041	13
*,3	Transneft PJSC Preference Shares	52,700	—
*,3	Tatneft PJSC Preference Shares	51,803	—
*,3	Surgutneftegas PJSC Preference Shares	2,513,070	—
Total Preferred Stocks (Cost $93,145)			95,327
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 5.394% (Cost $61,413)	614,235	61,417
Total Investments (100.1%) (Cost $7,025,266)			7,745,226
Other Assets and Liabilities— Net (-0.1%)			(4,650)
Net Assets (100%)			7,740,576
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $43,152,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $88,610,000, representing 1.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $56,199,000 was received for securities on loan, of which $55,344,000 is held in Vanguard Market Liquidity Fund and $855,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

International High Dividend Yield Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE 100 Index	June 2024	105	10,704	460
MSCI EAFE Index	June 2024	198	22,448	(719)
MSCI Emerging Markets Index	June 2024	214	11,149	(132)
S&P TSX 60 Index	June 2024	35	6,638	(126)
				(517)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	6/20/24	AUD	8,686	USD	5,679	—	(44)
Standard Chartered Bank	6/20/24	AUD	3,671	USD	2,405	—	(23)
JPMorgan Chase Bank, N.A.	6/20/24	BRL	11,795	USD	2,347	—	(87)
State Street Bank & Trust Co.	6/20/24	CAD	3,543	USD	2,632	—	(56)
BNP Paribas	6/20/24	CHF	7,891	USD	8,755	—	(121)
BNP Paribas	6/20/24	GBP	3,703	USD	4,606	23	—
UBS AG	6/20/24	GBP	1,922	USD	2,456	—	(53)
State Street Bank & Trust Co.	6/20/24	HKD	31,116	USD	3,982	1	—
UBS AG	6/20/24	INR	468,352	USD	5,641	—	(42)
State Street Bank & Trust Co.	6/20/24	JPY	372,488	USD	2,395	—	(15)
UBS AG	6/20/24	KRW	4,512,320	USD	3,295	—	(31)
State Street Bank & Trust Co.	6/20/24	USD	7,876	AUD	11,874	173	—
Deutsche Bank AG	6/20/24	USD	3,249	BRL	16,335	119	—
State Street Bank & Trust Co.	6/20/24	USD	15,579	CHF	13,779	503	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	7,717	EUR	7,029	199	—
BNP Paribas	6/20/24	USD	4,031	EUR	3,754	16	—
State Street Bank & Trust Co.	6/20/24	USD	3,803	HKD	29,667	4	—
UBS AG	6/20/24	USD	10,781	JPY	1,611,561	483	—
State Street Bank & Trust Co.	6/20/24	USD	4,286	JPY	624,380	296	—
UBS AG	6/20/24	USD	2,873	KRW	3,861,897	80	—

International High Dividend Yield Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/20/24	USD	1,276	KRW	1,667,046	70	—
Bank of Montreal	6/20/24	USD	2,618	SEK	27,845	86	—
						2,053	(472)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
USD—U.S. dollar.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $521,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,963,853)	7,683,809
Affiliated Issuers (Cost $61,413)	61,417
Total Investments in Securities	7,745,226
Investment in Vanguard	232
Cash	855
Cash Collateral Pledged—Futures Contracts	1,850
Foreign Currency, at Value (Cost $7,903)	7,767
Receivables for Investment Securities Sold	41,925
Receivables for Accrued Income	54,225
Receivables for Capital Shares Issued	92
Unrealized Appreciation—Forward Currency Contracts	2,053
Total Assets	7,854,225
Liabilities
Due to Custodian	41,940
Payables for Investment Securities Purchased	7,378
Collateral for Securities on Loan	56,199
Payables for Capital Shares Redeemed	181
Payables to Vanguard	790
Variation Margin Payable—Futures Contracts	547
Unrealized Depreciation—Forward Currency Contracts	472
Deferred Foreign Capital Gains Taxes	6,142
Total Liabilities	113,649
Net Assets	7,740,576
1 Includes $43,152,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	7,191,387
Total Distributable Earnings (Loss)	549,189
Net Assets	7,740,576

ETF Shares—Net Assets
Applicable to 107,272,125 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,266,317
Net Asset Value Per Share—ETF Shares	$67.74

Admiral Shares—Net Assets
Applicable to 14,440,481 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	474,259
Net Asset Value Per Share—Admiral Shares	$32.84

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	170,375
Interest[2]	307
Securities Lending—Net	626
Total Income	171,308
Expenses
The Vanguard Group—Note B
Investment Advisory Services	242
Management and Administrative—ETF Shares	6,609
Management and Administrative—Admiral Shares	455
Marketing and Distribution—ETF Shares	179
Marketing and Distribution—Admiral Shares	12
Custodian Fees	483
Shareholders’ Reports—ETF Shares	145
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	3
Other Expenses	18
Total Expenses	8,149
Expenses Paid Indirectly	(11)
Net Expenses	8,138
Net Investment Income	163,170
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(34,290)
Futures Contracts	2,876
Forward Currency Contracts	242
Foreign Currencies	(890)
Realized Net Gain (Loss)	(32,062)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	917,643
Futures Contracts	1,218
Forward Currency Contracts	1,056
Foreign Currencies	(94)
Change in Unrealized Appreciation (Depreciation)	919,823
Net Increase (Decrease) in Net Assets Resulting from Operations	1,050,931
1	Dividends are net of foreign withholding taxes of $12,296,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $176,000, ($7,000), less than $1,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $705,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $3,779,000.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	163,170	290,488
Realized Net Gain (Loss)	(32,062)	(60,034)
Change in Unrealized Appreciation (Depreciation)	919,823	434,847
Net Increase (Decrease) in Net Assets Resulting from Operations	1,050,931	665,301
Distributions
ETF Shares	(156,587)	(268,252)
Admiral Shares	(10,547)	(20,696)
Total Distributions	(167,134)	(288,948)
Capital Share Transactions
ETF Shares	272,135	1,631,404
Admiral Shares	(11,029)	(29,756)
Net Increase (Decrease) from Capital Share Transactions	261,106	1,601,648
Total Increase (Decrease)	1,144,903	1,978,001
Net Assets
Beginning of Period	6,595,673	4,617,672
End of Period	7,740,576	6,595,673

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$59.80	$54.67	$67.77	$50.47	$61.27	$58.85
Investment Operations
Net Investment Income[1]	1.447	2.908	3.259	2.824	2.076	2.746
Net Realized and Unrealized Gain (Loss) on Investments[2]	7.973	5.072	(13.260)	16.986	(10.944)	2.302
Total from Investment Operations	9.420	7.980	(10.001)	19.810	(8.868)	5.048
Distributions
Dividends from Net Investment Income	(1.480)	(2.850)	(3.099)	(2.510)	(1.932)	(2.628)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.480)	(2.850)	(3.099)	(2.510)	(1.932)	(2.628)
Net Asset Value, End of Period	$67.74	$59.80	$54.67	$67.77	$50.47	$61.27
Total Return	15.84%	14.53%	-15.16%	39.55%	-14.55%	8.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,266	$6,167	$4,198	$3,061	$1,325	$1,264
Ratio of Total Expenses to Average Net Assets	0.22%[3]	0.22%[3]	0.22%[3]	0.22%	0.28%[3]	0.27%
Ratio of Net Investment Income to Average Net Assets	4.41%	4.68%	5.24%	4.29%	3.81%	4.59%
Portfolio Turnover Rate[4]	10%	8%	16%	18%	20%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $.00, $.00, $.01, $.00, $.03, and $.01.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22%, 0.22%, 0.22%, and 0.27%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$28.99	$26.51	$32.85	$24.45	$29.69	$28.52
Investment Operations
Net Investment Income[1]	.694	1.390	1.559	1.329	1.034	1.322
Net Realized and Unrealized Gain (Loss) on Investments[2]	3.874	2.470	(6.398)	8.286	(5.336)	1.120
Total from Investment Operations	4.568	3.860	(4.839)	9.615	(4.302)	2.442
Distributions
Dividends from Net Investment Income	(.718)	(1.380)	(1.501)	(1.215)	(.938)	(1.272)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.718)	(1.380)	(1.501)	(1.215)	(.938)	(1.272)
Net Asset Value, End of Period	$32.84	$28.99	$26.51	$32.85	$24.45	$29.69
Total Return[3]	15.84%	14.47%	-15.11%	39.59%	-14.59%	8.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$474	$429	$420	$395	$267	$199
Ratio of Total Expenses to Average Net Assets	0.22%[4]	0.22%[4]	0.22%[4]	0.22%	0.28%[4]	0.27%
Ratio of Net Investment Income to Average Net Assets	4.36%	4.62%	5.15%	4.19%	3.99%	4.57%
Portfolio Turnover Rate[5]	10%	8%	16%	18%	20%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.01, and $.01.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22%, 0.22%, 0.22%, and 0.27%, respectively.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard International High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

International High Dividend Yield Index Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

International High Dividend Yield Index Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

International High Dividend Yield Index Fund
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $232,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $11,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

International High Dividend Yield Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	804,834	—	—	804,834
Common Stocks—Other	4,654	6,769,116	9,878	6,783,648
Preferred Stocks	71,204	24,123	—	95,327
Temporary Cash Investments	61,417	—	—	61,417
Total	942,109	6,793,239	9,878	7,745,226
Derivative Financial Instruments
Assets
Futures Contracts[1]	460	—	—	460
Forward Currency Contracts	—	2,053	—	2,053
Total	460	2,053	—	2,513
Liabilities
Futures Contracts[1]	977	—	—	977
Forward Currency Contracts	—	472	—	472
Total	977	472	—	1,449
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

International High Dividend Yield Index Fund
E.	At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	460	—	460
Unrealized Appreciation—Forward Currency Contracts	—	2,053	2,053
Total Assets	460	2,053	2,513

Unrealized Depreciation—Futures Contracts[1]	977	—	977
Unrealized Depreciation—Forward Currency Contracts	—	472	472
Total Liabilities	977	472	1,449
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	2,876	—	2,876
Forward Currency Contracts	—	242	242
Realized Net Gain (Loss) on Derivatives	2,876	242	3,118
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,218	—	1,218
Forward Currency Contracts	—	1,056	1,056
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,218	1,056	2,274
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,063,890
Gross Unrealized Appreciation	1,168,507
Gross Unrealized Depreciation	(486,107)
Net Unrealized Appreciation (Depreciation)	682,400
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $141,936,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

International High Dividend Yield Index Fund
G.	During the six months ended April 30, 2024, the fund purchased $904,590,000 of investment securities and sold $761,221,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $99,436,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	272,135	4,141	1,631,404	26,347
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	—	—
Net Increase (Decrease)—ETF Shares	272,135	4,141	1,631,404	26,347
Admiral Shares
Issued[1]	31,982	1,000	75,920	2,522
Issued in Lieu of Cash Distributions	6,063	190	12,227	409
Redeemed[2]	(49,074)	(1,544)	(117,903)	(3,966)
Net Increase (Decrease)—Admiral Shares	(11,029)	(354)	(29,756)	(1,035)
1	Includes purchase fees for fiscal 2024 and 2023 of $84,000 and $189,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2024 and 2023 of $82,000 and $137,000, respectively (fund totals).
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2024, one shareholder was a record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds since their inceptions in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered each fund’s performance since their inception in 2016, including any periods of outperformance or underperformance compared with its respective target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost
The board concluded that the funds’ expense ratios were below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expenses were also below their peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q20152 062024

Semiannual Report  |  April 30, 2024
Vanguard Advice Select Global Value Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
Advice Select Global Value Fund	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,139.60	$2.18
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.82	2.06
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.41%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Advice Select Global Value Fund
Fund Allocation
As of April 30, 2024

United States	56.1%
United Kingdom	7.9
Japan	7.5
France	4.4
Hong Kong	4.3
China	3.4
Canada	2.5
Spain	2.3
Ireland	2.1
Netherlands	2.1
Switzerland	1.8
Sweden	1.3
Taiwan	1.3
South Korea	1.2
Other	1.8
The table reflects the fund’s investments, except for short-term investments.
3

Advice Select Global Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.0%)
Brazil (0.4%)
	Banco Bradesco SA ADR	1,714,995	4,630
Canada (2.4%)
	Canadian Natural Resources Ltd.	203,743	15,448
	Enbridge Inc.	314,809	11,194
			26,642
China (3.4%)
	Tencent Holdings Ltd.	412,046	18,082
	ANTA Sports Products Ltd.	951,200	10,769
*	Trip.com Group Ltd.	102,949	5,014
[1]	CSC Financial Co. Ltd. Class H	3,426,835	2,615
			36,480
France (4.4%)
	Sanofi SA	150,482	14,867
	Capgemini SE	66,080	13,889
*	Engie SA	594,574	10,322
	Airbus SE	49,736	8,184
			47,262
Hong Kong (4.2%)
	Techtronic Industries Co. Ltd.	1,133,439	15,663
	AIA Group Ltd.	1,697,600	12,434
*	Sands China Ltd.	3,011,562	7,103
[1]	WH Group Ltd.	7,178,537	5,218
	CK Asset Holdings Ltd.	1,115,119	4,757
			45,175
Ireland (2.1%)
	Bank of Ireland Group plc	998,345	10,781
	CRH plc	107,717	8,342
	Ryanair Holdings plc ADR	24,218	3,298
			22,421
Japan (7.4%)
	T&D Holdings Inc.	924,886	15,092
	Chugai Pharmaceutical Co. Ltd.	327,013	10,400
	Nippon Telegraph & Telephone Corp.	8,811,000	9,513
		Shares	Market Value• ($000)
	MatsukiyoCocokara & Co.	486,100	6,893
	SUMCO Corp.	436,500	6,510
	Dai-ichi Life Holdings Inc.	275,940	6,391
	MINEBEA MITSUMI Inc.	339,150	6,353
	THK Co. Ltd.	279,720	6,103
	Persol Holdings Co. Ltd.	3,873,600	5,358
	Daikin Industries Ltd.	29,100	3,972
	Daiichi Sankyo Co. Ltd.	106,969	3,600
			80,185
Netherlands (2.0%)
*	AerCap Holdings NV	136,293	11,515
	Aegon Ltd.	1,704,233	10,614
			22,129
Norway (0.7%)
	Equinor ASA ADR	293,722	7,810
Russia (0.0%)
*,2	Sberbank of Russia PJSC	37,200	—
Singapore (0.7%)
	United Overseas Bank Ltd.	324,400	7,199
South Korea (1.2%)
	Samsung Electronics Co. Ltd. GDR	10,860	12,677
Spain (2.2%)
	Iberdrola SA	1,506,961	18,478
	Almirall SA	651,046	5,942
			24,420
Sweden (1.3%)
	Sandvik AB	689,164	13,737
Switzerland (1.7%)
	Novartis AG ADR	130,060	12,633
*	Sandoz Group AG	176,838	6,010
			18,643
Taiwan (1.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	99,746	13,699
United Kingdom (7.7%)
	AstraZeneca plc	118,662	17,947
4

Advice Select Global Value Fund
		Shares	Market Value• ($000)
	Unilever plc	324,608	16,792
	Rio Tinto plc	225,952	15,288
	Haleon plc	2,420,953	10,225
	B&M European Value Retail SA	1,102,017	7,112
	Admiral Group plc	168,457	5,734
	HSBC Holdings plc	634,840	5,503
	Rentokil Initial plc	951,966	4,805
			83,406
United States (54.9%)
	NXP Semiconductors NV	86,766	22,229
	Schlumberger NV	393,720	18,694
	Tyson Foods Inc. Class A	285,889	17,339
	QUALCOMM Inc.	101,072	16,763
	Delta Air Lines Inc.	306,011	15,322
*	Adobe Inc.	32,514	15,048
	Allstate Corp.	85,912	14,610
	T-Mobile US Inc.	83,733	13,746
	Keurig Dr Pepper Inc.	396,826	13,373
	Agilent Technologies Inc.	95,190	13,045
	Morgan Stanley	141,977	12,897
	Everest Group Ltd.	34,085	12,489
	United Parcel Service Inc. Class B	83,818	12,361
	Raymond James Financial Inc.	101,112	12,336
	American Tower Corp.	71,462	12,260
	Kenvue Inc.	646,789	12,173
	Exelon Corp.	321,735	12,091
	Pfizer Inc.	470,782	12,061
	Walt Disney Co.	106,212	11,800
*	Centene Corp.	156,943	11,466
	Reliance Inc.	39,621	11,281
	Quest Diagnostics Inc.	81,195	11,220
	Westinghouse Air Brake Technologies Corp.	68,501	11,034
*	Alphabet Inc. Class A	67,681	11,017
	Constellation Brands Inc. Class A	42,211	10,699
*	Enphase Energy Inc.	97,168	10,568
	Voya Financial Inc.	154,551	10,534
*	First Solar Inc.	59,409	10,474
	Gentex Corp.	304,573	10,447
	Equinix Inc.	14,112	10,035
	Wyndham Hotels & Resorts Inc.	136,418	10,028
	PPG Industries Inc.	77,235	9,963
	Micron Technology Inc.	86,646	9,788
	Knight-Swift Transportation Holdings Inc. Class A	203,255	9,397
	UDR Inc.	246,014	9,368
	Halliburton Co.	247,255	9,265
*	Corpay Inc.	27,109	8,191
		Shares	Market Value• ($000)
	FMC Corp.	134,867	7,959
	Charles Schwab Corp.	106,697	7,890
*	United Therapeutics Corp.	32,379	7,587
	Toro Co.	86,392	7,567
	M&T Bank Corp.	50,597	7,306
	Electronic Arts Inc.	56,869	7,212
	Williams Cos. Inc.	184,452	7,076
	RTX Corp.	69,588	7,065
	Dover Corp.	39,087	7,008
*	Amazon.com Inc.	39,632	6,936
	Teleflex Inc.	32,892	6,866
*	Live Nation Entertainment Inc.	76,228	6,777
	Humana Inc.	22,299	6,736
	MetLife Inc.	89,424	6,356
	TPG Inc. Class A	144,066	6,209
	Freeport-McMoRan Inc.	123,027	6,144
	Zoetis Inc. Class A	36,464	5,807
*	ON Semiconductor Corp.	79,642	5,588
	Globe Life Inc.	66,954	5,100
	Leidos Holdings Inc.	32,001	4,487
	Extra Space Storage Inc.	26,774	3,595
*	Dollar Tree Inc.	27,606	3,264
			595,947
Total Common Stocks (Cost $988,824)			1,062,462
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[3]	Vanguard Market Liquidity Fund, 5.394% (Cost $25,127)	251,306	25,128
Total Investments (100.3%) (Cost $1,013,951)			1,087,590
Other Assets and Liabilities—Net (-0.3%)			(3,094)
Net Assets (100%)			1,084,496
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $7,833,000, representing 0.7% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select Global Value Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $988,824)	1,062,462
Affiliated Issuers (Cost $25,127)	25,128
Total Investments in Securities	1,087,590
Investment in Vanguard	32
Cash	54
Foreign Currency, at Value (Cost $13)	12
Receivables for Investment Securities Sold	5,136
Receivables for Accrued Income	2,180
Receivables for Capital Shares Issued	2,729
Total Assets	1,097,733
Liabilities
Payables for Investment Securities Purchased	11,902
Payables for Capital Shares Redeemed	702
Payables to Investment Advisor	544
Payables to Vanguard	89
Total Liabilities	13,237
Net Assets	1,084,496
At April 30, 2024, net assets consisted of:

Paid-in Capital	992,947
Total Distributable Earnings (Loss)	91,549
Net Assets	1,084,496

Net Assets
Applicable to 41,617,626 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,084,496
Net Asset Value Per Share	$26.06
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select Global Value Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	11,540
Interest[2]	429
Securities Lending—Net	2
Total Income	11,971
Expenses
Investment Advisory Fees—Note B
Basic Fee	973
Performance Adjustment	45
The Vanguard Group—Note C
Management and Administrative	877
Marketing and Distribution	26
Custodian Fees	36
Shareholders’ Reports	20
Trustees’ Fees and Expenses	—
Other Expenses	10
Total Expenses	1,987
Expenses Paid Indirectly	(1)
Net Expenses	1,986
Net Investment Income	9,985
Realized Net Gain (Loss)
Investment Securities Sold[2]	12,830
Foreign Currencies	(81)
Realized Net Gain (Loss)	12,749
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	93,741
Foreign Currencies	(23)
Change in Unrealized Appreciation (Depreciation)	93,718
Net Increase (Decrease) in Net Assets Resulting from Operations	116,452
1	Dividends are net of foreign withholding taxes of $621,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $429,000, ($1,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Advice Select Global Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,985	11,142
Realized Net Gain (Loss)	12,749	10,779
Change in Unrealized Appreciation (Depreciation)	93,718	(3,770)
Net Increase (Decrease) in Net Assets Resulting from Operations	116,452	18,151
Distributions
Total Distributions	(23,338)	(2,521)
Capital Share Transactions
Issued	282,129	548,945
Issued in Lieu of Cash Distributions	16,205	2,112
Redeemed	(102,587)	(82,096)
Net Increase (Decrease) from Capital Share Transactions	195,747	468,961
Total Increase (Decrease)	288,861	484,591
Net Assets
Beginning of Period	795,635	311,044
End of Period	1,084,496	795,635
See accompanying Notes, which are an integral part of the Financial Statements.
8

Advice Select Global Value Fund
Financial Highlights
	Six Months Ended April 30, 2024	Year Ended October 31, 2023	November 9, 2021[1] to October 31, 2022
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$23.45	$21.47	$25.00
Investment Operations
Net Investment Income[2]	.262	.446	.313
Net Realized and Unrealized Gain (Loss) on Investments	2.996	1.684	(3.812)
Total from Investment Operations	3.258	2.130	(3.499)
Distributions
Dividends from Net Investment Income	(.362)	(.138)	(.031)
Distributions from Realized Capital Gains	(.286)	(.012)	—
Total Distributions	(.648)	(.150)	(.031)
Net Asset Value, End of Period	$26.06	$23.45	$21.47
Total Return[3]	13.96%	9.94%	-14.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,084	$796	$311
Ratio of Total Expenses to Average Net Assets	0.41%[4,5]	0.42%[5]	0.40%[6]
Ratio of Net Investment Income to Average Net Assets	2.01%	1.84%	1.45%[6]
Portfolio Turnover Rate	26%	50%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.41%.
5	Includes performance-based investment advisory fee increases (decreases) of 0.01% and 0.02%.
6	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Advice Select Global Value Fund
Notes to Financial Statements
Vanguard Advice Select Global Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of
10

Advice Select Global Value Fund
prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
11

Advice Select Global Value Fund
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company llp , beginning February 1, 2023, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the MSCI ACWI Value Index since January 31, 2022. For the six months ended April 30, 2024, the investment advisory fee represented an effective annual basic rate of 0.20% of the fund’s average net assets, before a net increase of $45,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $32,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2024, these arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
12

Advice Select Global Value Fund
The following table summarizes the market value of the fund's investments as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	627,219	—	—	627,219
Common Stocks—Other	48,955	386,288	—	435,243
Temporary Cash Investments	25,128	—	—	25,128
Total	701,302	386,288	—	1,087,590
F.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,014,966
Gross Unrealized Appreciation	120,161
Gross Unrealized Depreciation	(47,537)
Net Unrealized Appreciation (Depreciation)	72,624
G.  During the six months ended April 30, 2024, the fund purchased $421,155,000 of investment securities and sold $249,873,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2024, such purchases were $48,000 and sales were $943,000, resulting in net realized gain of $103,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	11,054	22,724
Issued in Lieu of Cash Distributions	636	93
Redeemed	(4,002)	(3,374)
Net Increase (Decrease) in Shares Outstanding	7,688	19,443
13

Advice Select Global Value Fund
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Advice Select Global Value Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined renewing the investment advisory arrangement was in the best interests of the fund and its prospective shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, an investment management company founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Wellington Management utilizes a bottom-up, fundamentally driven approach to invest in solid companies whose current fundamentals are depressed relative to longer-term earnings potential. Wellington Management has the ability to seek undervalued stocks across the capitalization spectrum. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has managed the fund since its inception in 2021.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group.
15

The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was below its peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
16

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Advice Select Global Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
17

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44362 062024

Semiannual Report  |  April 30, 2024
Vanguard Advice Select International Growth Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
Advice Select International Growth Fund	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,280.30	$2.27
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.87	2.01
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.40%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Advice Select International Growth Fund
Fund Allocation
As of April 30, 2024

United States	27.2%
Netherlands	15.5
Sweden	12.0
France	9.6
China	9.5
Germany	6.8
Italy	4.6
United Kingdom	3.8
South Korea	3.7
Denmark	2.7
Canada	2.2
Taiwan	1.6
Other	0.8
The table reflects the fund’s investments, except for short-term investments.
3

Advice Select International Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.0%)
Canada (2.2%)
*	Shopify Inc. Class A	243,923	17,123
China (9.3%)
*,1	Meituan Class B	2,472,650	33,763
	Tencent Holdings Ltd.	530,000	23,258
*	PDD Holdings Inc. ADR	119,243	14,927
			71,948
Denmark (2.6%)
*	Genmab A/S	73,715	20,466
France (9.5%)
	Hermes International SCA	13,988	33,487
	Kering SA	60,747	21,290
	L'Oreal SA	39,537	18,537
			73,314
Germany (6.6%)
*,1	Delivery Hero SE Class A	802,069	22,440
*,1	Zalando SE	732,285	19,160
*	BioNTech SE ADR	110,522	9,817
			51,417
Italy (4.5%)
	Ferrari NV	85,288	35,077
Japan (0.8%)
	M3 Inc.	573,700	6,069
Netherlands (15.2%)
	ASML Holding NV	93,986	81,863
*,1	Adyen NV	30,299	36,298
			118,161
South Korea (3.6%)
*	Coupang Inc.	1,239,870	27,897
Sweden (11.8%)
*	Spotify Technology SA	233,615	65,515
	Atlas Copco AB Class B	1,037,835	15,562
*	Kinnevik AB Class B	996,070	10,367
			91,444
		Shares	Market Value• ($000)
Taiwan (1.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	501,000	11,996
United Kingdom (3.7%)
*	Wise plc Class A	1,561,005	15,002
*	Ocado Group plc	3,202,540	14,021
			29,023
United States (26.7%)
*	MercadoLibre Inc.	62,258	90,816
	NVIDIA Corp.	81,232	70,186
*	Moderna Inc.	250,161	27,595
*	Tesla Inc.	67,567	12,383
*	SolarEdge Technologies Inc.	73,554	4,314
*	Ginkgo Bioworks Holdings Inc. Class A	1,656,094	1,476
			206,770
Total Common Stocks (Cost $673,057)			760,705
4

Advice Select International Growth Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[2] Vanguard Market Liquidity Fund, 5.394% (Cost $13,626)	136,295	13,628
Total Investments (99.8%) (Cost $686,683)		774,333
Other Assets and Liabilities—Net (0.2%)		1,526
Net Assets (100%)		775,859
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $111,661,000, representing 14.4% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select International Growth Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $673,057)	760,705
Affiliated Issuers (Cost $13,626)	13,628
Total Investments in Securities	774,333
Investment in Vanguard	23
Foreign Currency, at Value (Cost $237)	237
Receivables for Accrued Income	704
Receivables for Capital Shares Issued	1,583
Total Assets	776,880
Liabilities
Payables for Investment Securities Purchased	61
Payables for Capital Shares Redeemed	523
Payables to Investment Advisor	373
Payables to Vanguard	64
Total Liabilities	1,021
Net Assets	775,859
At April 30, 2024, net assets consisted of:

Paid-in Capital	698,797
Total Distributable Earnings (Loss)	77,062
Net Assets	775,859

Net Assets
Applicable to 45,218,615 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	775,859
Net Asset Value Per Share	$17.16
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select International Growth Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	1,370
Interest[2]	377
Total Income	1,747
Expenses
Investment Advisory Fees—Note B
Basic Fee	759
Performance Adjustment	(84)
The Vanguard Group—Note C
Management and Administrative	590
Marketing and Distribution	19
Custodian Fees	46
Shareholders’ Reports	20
Trustees’ Fees and Expenses	—
Other Expenses	10
Total Expenses	1,360
Net Investment Income	387
Realized Net Gain (Loss)
Investment Securities Sold[2]	(989)
Foreign Currencies	(80)
Realized Net Gain (Loss)	(1,069)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	145,174
Foreign Currencies	(3)
Change in Unrealized Appreciation (Depreciation)	145,171
Net Increase (Decrease) in Net Assets Resulting from Operations	144,489
1	Dividends are net of foreign withholding taxes of $239,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $377,000, $2,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Advice Select International Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	387	841
Realized Net Gain (Loss)	(1,069)	(7,342)
Change in Unrealized Appreciation (Depreciation)	145,171	(26,000)
Net Increase (Decrease) in Net Assets Resulting from Operations	144,489	(32,501)
Distributions
Total Distributions	(837)	—
Capital Share Transactions
Issued	195,284	379,426
Issued in Lieu of Cash Distributions	562	—
Redeemed	(57,172)	(49,103)
Net Increase (Decrease) from Capital Share Transactions	138,674	330,323
Total Increase (Decrease)	282,326	297,822
Net Assets
Beginning of Period	493,533	195,711
End of Period	775,859	493,533
See accompanying Notes, which are an integral part of the Financial Statements.
8

Advice Select International Growth Fund
Financial Highlights
	Six Months Ended April 30, 2024	Year Ended October 31, 2023	November 9, 2021[1] to October 31, 2022
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$13.42	$12.65	$25.00
Investment Operations
Net Investment Income (Loss)[2]	.009	.032	(.009)
Net Realized and Unrealized Gain (Loss) on Investments	3.752	.738	(12.341)
Total from Investment Operations	3.761	.770	(12.350)
Distributions
Dividends from Net Investment Income	(.021)	—	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.021)	—	—
Net Asset Value, End of Period	$17.16	$13.42	$12.65
Total Return[3]	28.03%	6.09%	-49.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$776	$494	$196
Ratio of Total Expenses to Average Net Assets	0.40%[4]	0.41%[4]	0.42%[5]
Ratio of Net Investment Income to Average Net Assets	0.11%	0.20%	(0.06%)[5]
Portfolio Turnover Rate	11%	8%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.02%) and (0.02%).
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Advice Select International Growth Fund
Notes to Financial Statements
Vanguard Advice Select International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged
10

Advice Select International Growth Fund
administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  Baillie Gifford Overseas Ltd. provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Baillie Gifford Overseas Ltd., beginning February 1, 2023, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the MSCI ACWI ex-USA Growth Index since January 31, 2022. For the six months ended April 30, 2024, the investment advisory fee represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net decrease of $84,000 (0.02%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
11

Advice Select International Growth Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $23,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	223,893	—	—	223,893
Common Stocks—Other	118,156	418,656	—	536,812
Temporary Cash Investments	13,628	—	—	13,628
Total	355,677	418,656	—	774,333
E.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	688,195
Gross Unrealized Appreciation	183,874
Gross Unrealized Depreciation	(97,736)
Net Unrealized Appreciation (Depreciation)	86,138
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $7,622,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
12

Advice Select International Growth Fund
F.  During the six months ended April 30, 2024, the fund purchased $206,355,000 of investment securities and sold $76,319,000 of investment securities, other than temporary cash investments.
G.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	11,811	24,448
Issued in Lieu of Cash Distributions	34	—
Redeemed	(3,399)	(3,146)
Net Increase (Decrease) in Shares Outstanding	8,446	21,302
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
13

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Advice Select International Growth Fund has renewed the fund’s investment advisory arrangement with Baillie Gifford Overseas Ltd. (Baillie Gifford). The board determined renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. The advisor utilizes fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised the fund since its inception in 2021.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group.
14

The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below its peer group average.
The board did not consider the profitability of Baillie Gifford in determining whether to approve the advisory fee, because Baillie Gifford is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Baillie Gifford. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
15

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Advice Select International Growth Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
16

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44372 062024

Semiannual Report  |  April 30, 2024
Vanguard Advice Select Dividend Growth Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
Advice Select Dividend Growth Fund	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,106.70	$2.25
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.72	2.16
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.43%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Advice Select Dividend Growth Fund
Fund Allocation
As of April 30, 2024
Consumer Discretionary	13.4%
Consumer Staples	14.3
Financials	20.4
Health Care	16.8
Industrials	11.5
Information Technology	16.9
Materials	4.8
Real Estate	1.9
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Advice Select Dividend Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (97.9%)
Consumer Discretionary (13.1%)
TJX Cos. Inc.	387,413	36,452
McDonald's Corp.	121,794	33,254
NIKE Inc. Class B	235,845	21,759
		91,465
Consumer Staples (14.0%)
Procter & Gamble Co.	177,751	29,009
PepsiCo Inc.	164,436	28,926
Colgate-Palmolive Co.	295,732	27,184
Coca-Cola Co.	198,014	12,231
		97,350
Financials (19.9%)
American Express Co.	155,229	36,328
Visa Inc. Class A	118,216	31,754
Marsh & McLennan Cos. Inc.	142,730	28,465
Chubb Ltd.	112,389	27,944
Mastercard Inc. Class A	31,458	14,194
		138,685
Health Care (16.4%)
Danaher Corp.	145,271	35,827
UnitedHealth Group Inc.	73,225	35,419
Stryker Corp.	81,449	27,407
Medtronic plc	196,327	15,753
		114,406
Industrials (11.3%)
Honeywell International Inc.	142,341	27,434
Union Pacific Corp.	56,807	13,472
Northrop Grumman Corp.	26,524	12,865
General Dynamics Corp.	43,250	12,417
Lockheed Martin Corp.	25,944	12,062
		78,250
	Shares	Market Value• ($000)
Information Technology (16.6%)
Texas Instruments Inc.	183,814	32,428
Microsoft Corp.	81,798	31,846
Accenture plc Class A	99,079	29,814
Apple Inc.	123,546	21,044
		115,132
Materials (4.7%)
Linde plc	73,707	32,502
Real Estate (1.9%)
American Tower Corp.	77,133	13,233
Total Common Stocks (Cost $615,363)		681,023
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[1] Vanguard Market Liquidity Fund, 5.394% (Cost $23,161)	231,665	23,164
Total Investments (101.2%) (Cost $638,524)		704,187
Other Assets and Liabilities—Net (-1.2%)		(8,398)
Net Assets (100%)		695,789
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Advice Select Dividend Growth Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $615,363)	681,023
Affiliated Issuers (Cost $23,161)	23,164
Total Investments in Securities	704,187
Investment in Vanguard	21
Receivables for Accrued Income	849
Receivables for Capital Shares Issued	1,573
Total Assets	706,630
Liabilities
Payables for Investment Securities Purchased	10,064
Payables for Capital Shares Redeemed	340
Payables to Investment Advisor	381
Payables to Vanguard	56
Total Liabilities	10,841
Net Assets	695,789
At April 30, 2024, net assets consisted of:

Paid-in Capital	635,292
Total Distributable Earnings (Loss)	60,497
Net Assets	695,789

Net Assets
Applicable to 25,484,980 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	695,789
Net Asset Value Per Share	$27.30
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select Dividend Growth Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends	5,367
Interest[1]	594
Total Income	5,961
Expenses
Investment Advisory Fees—Note B
Basic Fee	745
Performance Adjustment	(4)
The Vanguard Group—Note C
Management and Administrative	578
Marketing and Distribution	17
Custodian Fees	5
Shareholders’ Reports	19
Trustees’ Fees and Expenses	—
Other Expenses	10
Total Expenses	1,370
Net Investment Income	4,591
Realized Net Gain (Loss) on Investment Securities Sold[1]	(6,288)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	59,207
Net Increase (Decrease) in Net Assets Resulting from Operations	57,510
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $594,000, less than $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select Dividend Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,591	5,665
Realized Net Gain (Loss)	(6,288)	(533)
Change in Unrealized Appreciation (Depreciation)	59,207	6,343
Net Increase (Decrease) in Net Assets Resulting from Operations	57,510	11,475
Distributions
Total Distributions	(4,432)	(3,953)
Capital Share Transactions
Issued	180,709	354,287
Issued in Lieu of Cash Distributions	3,072	3,139
Redeemed	(65,641)	(50,397)
Net Increase (Decrease) from Capital Share Transactions	118,140	307,029
Total Increase (Decrease)	171,218	314,551
Net Assets
Beginning of Period	524,571	210,020
End of Period	695,789	524,571
See accompanying Notes, which are an integral part of the Financial Statements.
7

Advice Select Dividend Growth Fund
Financial Highlights
	Six Months Ended April 30, 2024	Year Ended October 31, 2023	November 9, 2021[1] to October 31, 2022
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$24.85	$24.00	$25.00
Investment Operations
Net Investment Income[2]	.196	.369	.295
Net Realized and Unrealized Gain (Loss) on Investments	2.450	.763	(1.187)
Total from Investment Operations	2.646	1.132	(.892)
Distributions
Dividends from Net Investment Income	(.184)	(.273)	(.108)
Distributions from Realized Capital Gains	(.012)	(.009)	—
Total Distributions	(.196)	(.282)	(.108)
Net Asset Value, End of Period	$27.30	$24.85	$24.00
Total Return[3]	10.67%	4.73%	-3.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$696	$525	$210
Ratio of Total Expenses to Average Net Assets	0.43%[4]	0.46%[4]	0.45%[5]
Ratio of Net Investment Income to Average Net Assets	1.46%	1.47%	1.28%[5]
Portfolio Turnover Rate	15%	15%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.00%) and 0.02%.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Advice Select Dividend Growth Fund
Notes to Financial Statements
Vanguard Advice Select Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may
9

Advice Select Dividend Growth Fund
be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company llp , beginning February 1, 2023, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the S&P U.S. Dividend Growers Index since January 31, 2022. For the six months ended April 30, 2024, the investment advisory fee represented an effective annual basic rate of 0.24% of the fund’s average net assets, before a net decrease of $4,000 (0.00%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2024, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
10

Advice Select Dividend Growth Fund
E.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	641,144
Gross Unrealized Appreciation	75,342
Gross Unrealized Depreciation	(12,299)
Net Unrealized Appreciation (Depreciation)	63,043
F.  During the six months ended April 30, 2024, the fund purchased $220,887,000 of investment securities and sold $93,307,000 of investment securities, other than temporary cash investments.
G.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	6,675	14,241
Issued in Lieu of Cash Distributions	115	126
Redeemed	(2,412)	(2,011)
Net Increase (Decrease) in Shares Outstanding	4,378	12,356
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Advice Select Dividend Growth Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, an investment management company founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Wellington Management seeks to invest in select companies with a history of paying a stable or growing dividend and the ability to continue increasing their dividend over the long-term. Utilizing fundamental research, Wellington Management focuses on a company’s ability to create value and the ability and willingness to distribute that value to shareholders in a sustainable manner. Valuation is also an important input to the investment process, as Wellington Management seeks to purchase these businesses when short-term dislocations have made the share price attractive. Wellington Management has managed the fund since its inception in 2021.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group.
12

The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below its peer group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Advice Select Dividend Growth Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
14

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44352 062024

Semiannual Report   |   April 30, 2024
Vanguard International Dividend Growth Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	13
Liquidity Risk Management	14

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
International Dividend Growth Fund	Beginning Account Value 11/15/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,037.90	$2.67
Based on Hypothetical 5% Yearly Return	1,000.00	1,020.33	2.64
The calculations are based on expenses incurred in the period from the inception on November 15, 2023, through April 30, 2024. The fund’s annualized expense ratios for that period is 0.57%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period from inception through April 30, 2024, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (168/366).
2

International Dividend Growth Fund
Fund Allocation
As of April 30, 2024
United Kingdom	25.7%
Japan	14.6
France	12.6
Switzerland	11.6
Canada	8.3
Germany	6.7
Spain	4.9
Ireland	3.8
Netherlands	3.6
Finland	3.0
Hong Kong	2.7
Sweden	2.5
The table reflects the fund’s investments, except for short-term investments.
3

International Dividend Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (95.6%)
Canada (8.0%)
Canadian National Railway Co.	23,749	2,883
Intact Financial Corp.	17,342	2,850
Bank of Nova Scotia	17,261	792
		6,525
Finland (2.9%)
Kone OYJ Class B	48,651	2,372
France (12.0%)
Capgemini SE	12,312	2,588
Schneider Electric SE	9,446	2,154
Vinci SA	17,540	2,055
AXA SA	57,516	1,987
LVMH Moet Hennessy Louis Vuitton SE	1,320	1,084
		9,868
Germany (6.4%)
Merck KGaA	18,086	2,874
Symrise AG	21,993	2,357
		5,231
Hong Kong (2.5%)
AIA Group Ltd.	286,385	2,098
Ireland (3.6%)
Linde plc	6,695	2,952
Japan (14.0%)
Chugai Pharmaceutical Co. Ltd.	73,300	2,331
Kao Corp.	52,945	2,184
KDDI Corp.	69,085	1,917
Keyence Corp.	3,900	1,715
Kirin Holdings Co. Ltd.	83,934	1,225
Astellas Pharma Inc.	118,308	1,136
Shiseido Co. Ltd.	34,540	925
		11,433
Netherlands (3.5%)
Heineken NV	29,128	2,835
Spain (4.7%)
Iberdrola SA (XMAD)	167,213	2,050
Industria de Diseno Textil SA	39,242	1,787
		3,837
		Shares	Market Value• ($000)
Sweden (2.4%)
	Assa Abloy AB Class B	73,861	1,951
Switzerland (11.0%)
	Nestle SA (Registered)	25,608	2,571
	Novartis AG (Registered)	24,084	2,337
	Sika AG (Registered)	8,195	2,331
	Roche Holding AG	7,519	1,802
			9,041
United Kingdom (24.6%)
	Experian plc	65,884	2,657
	Diageo plc	74,644	2,580
	BAE Systems plc	152,088	2,529
	AstraZeneca plc	15,846	2,397
	Unilever plc	43,934	2,273
	Reckitt Benckiser Group plc	39,251	2,194
	Compass Group plc	72,636	2,020
	Smith & Nephew plc	128,228	1,554
	Shell plc (XLON)	32,357	1,150
	Prudential plc (XLON)	91,940	800
			20,154
Total Common Stocks (Cost $77,622)			78,297
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[1]	Vanguard Market Liquidity Fund, 5.394% (Cost $3,249)	32,500	3,250
Total Investments (99.6%) (Cost $80,871)			81,547
Other Assets and Liabilities— Net (0.4%)			330
Net Assets (100%)			81,877
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

International Dividend Growth Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $77,622)	78,297
Affiliated Issuers (Cost $3,249)	3,250
Total Investments in Securities	81,547
Investment in Vanguard	2
Foreign Currency, at Value (Cost $13)	13
Receivables for Accrued Income	489
Receivables for Capital Shares Issued	43
Total Assets	82,094
Liabilities
Payables for Investment Securities Purchased	15
Payables to Investment Advisor	49
Payables for Capital Shares Redeemed	143
Payables to Vanguard	10
Total Liabilities	217
Net Assets	81,877
At April 30, 2024, net assets consisted of:

Paid-in Capital	80,382
Total Distributable Earnings (Loss)	1,495
Net Assets	81,877

Net Assets
Applicable to 7,906,789 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	81,877
Net Asset Value Per Share	$10.36

See accompanying Notes, which are an integral part of the Financial Statements.
5

International Dividend Growth Fund
Statement of Operations

November 1, 2023[1] to April 30, 2024
($000)
Investment Income
Income
Dividends[2]	1,091
Interest[3]	97
Total Income	1,188
Expenses
Investment Advisory Fees—Note B	81
The Vanguard Group—Note C
Management and Administrative	69
Custodian Fees	23
Shareholders’ Reports	10
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	190
Expenses Paid Indirectly	(9)
Net Expenses	181
Net Investment Income	1,007
Realized Net Gain (Loss)
Investment Securities Sold[3]	(56)
Foreign Currencies	(18)
Realized Net Gain (Loss)	(74)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[3]	676
Foreign Currencies	(6)
Change in Unrealized Appreciation (Depreciation)	670
Net Increase (Decrease) in Net Assets Resulting from Operations	1,603
1	Commencement of subscription period for the fund.
2	Dividends are net of foreign withholding taxes of $134,000.
3	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $97,000, less than $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
6

International Dividend Growth Fund
Statement of Changes in Net Assets

November 1, 2023[1]to April 30, 2024
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,007
Realized Net Gain (Loss)	(74)
Change in Unrealized Appreciation (Depreciation)	670
Net Increase (Decrease) in Net Assets Resulting from Operations	1,603
Distributions
Total Distributions	(108)
Capital Share Transactions
Issued	91,890
Issued in Lieu of Cash Distributions	83
Redeemed	(11,591)
Net Increase (Decrease) from Capital Share Transactions	80,382
Total Increase (Decrease)	81,877
Net Assets
Beginning of Period	—
End of Period	81,877
1	Commencement of subscription period for the fund.

See accompanying Notes, which are an integral part of the Financial Statements.
7

International Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	November 1, 2023[1]to April 30, 2024
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income[2]	.145
Net Realized and Unrealized Gain (Loss) on Investments	.234
Total from Investment Operations	.379
Distributions
Dividends from Net Investment Income	(.019)
Distributions from Realized Capital Gains	—
Total Distributions	(.019)
Net Asset Value, End of Period	$10.36
Total Return[3]	3.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$82
Ratio of Total Expenses to Average Net Assets	0.57%[4]
Ratio of Net Investment Income to Average Net Assets	2.99%
Portfolio Turnover Rate	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was November 1, 2023, to November 14, 2023, during which time all assets were held in cash. Performance measurement began November 15, 2023, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.54%.

See accompanying Notes, which are an integral part of the Financial Statements.
8

International Dividend Growth Fund
Notes to Financial Statements
Vanguard International Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged
9

International Dividend Growth Fund
administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company llp, beginning February 1, 2025, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the S&P International Developed Dividend Growers Index since January 31, 2024. For the period ended April 30, 2024, the investment advisory fee represented an effective annual basic rate of 0.24% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
10

International Dividend Growth Fund
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of 0.03% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,525	71,772	—	78,297
Temporary Cash Investments	3,250	—	—	3,250
Total	9,775	71,772	—	81,547
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	81,038
Gross Unrealized Appreciation	3,440
Gross Unrealized Depreciation	(2,931)
Net Unrealized Appreciation (Depreciation)	509
G.	During the six months ended April 30, 2024, the fund purchased $84,367,000 of investment securities and sold $6,690,000 of investment securities, other than temporary cash investments.
11

International Dividend Growth Fund
H.	Capital shares issued and redeemed were:

November 1, 2023[1]to April 30, 2024
Shares (000)
Issued	9,011
Issued in Lieu of Cash Distributions	8
Redeemed	(1,112)
Net Increase (Decrease) in Shares Outstanding	7,907
1	Commencement of subscription period for the fund.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
12

Trustees Approve Advisory Arrangement
In July 2023, the Board of Trustees of Vanguard Whitehall Funds approved the launch of Vanguard International Dividend Growth Fund and an investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that the investment advisory arrangement with Wellington Management was in the best interests of the fund and its prospective shareholders. The fund was launched in November 2023.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, manages over $1.1 trillion in assets (as of July 2023). Wellington Management’s Dividend Growth team is an experienced and industry-leading team.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board considered the performance of other funds and portfolios managed by Wellington Management. The board concluded that Wellington Management has a track record of successfully managing the strategy to be employed by the fund.
Cost
The board concluded that the fund’s expense ratio would be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expenses for the current fiscal year would also be below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s prospective shareholders would benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering International Dividend Growth Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
14

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
QV0212 062024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITeHALL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITeHALL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

VANGUARD WHITeHALL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 20, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.